                                                     Registration Nos. 333-25549
                                                                       811-02441

       As filed with the Securities and Exchange Commission on May 3, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. ____                       [_]

     Post-Effective Amendment No. 7                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 99                                       [X]

                                   ----------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Officers) (Zip Code)

                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                         American General Life Companies
                               2929 Allen Parkway
                              Houston, Texas 77019
                     (Name and Address of Agent for Service)

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Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [_]  Immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  On May 3, 2004 pursuant to paragraph (b) of Rule 485
     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [_]  On date pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
     Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

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                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS
                                  MAY 3, 2004
                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                     DEFERRED ANNUITY CONTRACTS OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. Box 1401, Houston, Texas 77251-1401
        1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the WM Variable Trust ("Trust"):

                  Portfolios                               Funds
                  ----------                               -----

   .  Flexible Income Portfolio              .  Equity Income Fund
   .  Conservative Balanced Portfolio        .  Growth & Income Fund
   .  Balanced Portfolio                     .  West Coast Equity Fund
   .  Conservative Growth Portfolio          .  Mid Cap Stock Fund
   .  Strategic Growth Portfolio             .  Growth Fund
                                             .  Small Cap Growth Fund
                                             .  International Growth Fund
                                             .  Short Term Income Fund
                                             .  U.S. Government Securities Fund
                                             .  Income Fund
                                             .  Money Market Fund

Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of the WM Variable Trust.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement"), dated May 3, 2004. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 38 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, in our Home Office, which is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The telephone number is 1-800-277-0914. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                           WM STRATEGIC ASSET MANAGER
                                TABLE OF CONTENTS

DEFINITIONS..................................................................  4
FEE TABLE....................................................................  6
SUMMARY OF CONTRACT PROVISIONS...............................................  8
     Minimum Investment Requirements.........................................  8
     Purchase Payment Accumulation...........................................  8
     Fixed and Variable Annuity Payments.....................................  8
     Changes in Allocations Among Divisions and Guarantee Periods............  9
     Surrenders and Withdrawals..............................................  9
     Cancellation Right......................................................  9
     Death Proceeds..........................................................  9
     Limitations Imposed by Retirement Plans and Employers...................  9
     Communications to Us....................................................  9
     Financial and Performance Information................................... 10
     Other Information....................................................... 11
SELECTED ACCUMULATION UNIT DATA (UNAUDITED).................................. 11
FINANCIAL INFORMATION........................................................ 12
AGL.......................................................................... 12
SEPARATE ACCOUNT D........................................................... 13
THE SERIES................................................................... 13
     Voting Privileges....................................................... 14
THE FIXED ACCOUNT............................................................ 14
     Guarantee Periods....................................................... 15
     Crediting Interest...................................................... 15
     New Guarantee Periods................................................... 16
CONTRACT ISSUANCE AND PURCHASE PAYMENTS...................................... 16
     Payments................................................................ 16
     Minimum Requirements.................................................... 16
OWNER ACCOUNT VALUE.......................................................... 16
     Variable Account Value.................................................. 16
     Fixed Account Value..................................................... 17
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
 WITHDRAWAL OF OWNER ACCOUNT VALUE........................................... 17
     Transfers............................................................... 17
     Automatic Rebalancing................................................... 19
     Market Timing........................................................... 19
     Surrenders.............................................................. 19
     Partial Withdrawals..................................................... 20
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS................................... 20
     Annuity Commencement Date............................................... 20
     Application of Owner Account Value...................................... 21
     Fixed and Variable Annuity Payments..................................... 21
     Annuity Payment Options................................................. 21
     Election of Annuity Payment Option...................................... 22
     Available Annuity Payment Options....................................... 22
     Transfers............................................................... 23
DEATH PROCEEDS............................................................... 23
     Death Proceeds Before the Annuity Commencement Date..................... 23
     Death Proceeds After the Annuity Commencement Date...................... 25
     Proof of Death.......................................................... 25
CHARGES UNDER THE CONTRACTS.................................................. 25
     Premium Taxes........................................................... 25
     Surrender Charge........................................................ 26
     Special Surrender Charge Rules for Contracts Issued After October 1,
      1998 and Before February 15, 2000...................................... 27
     Special Surrender Charge Rules for Contracts Issued
      Before October 2, 1998................................................. 28

     Transfer Charges........................................................ 28
     Annual Contract Fee..................................................... 28
     Charge to the Separate Account.......................................... 29
     Miscellaneous........................................................... 29
     Systematic Withdrawal Plan.............................................. 29
     One-Time Reinstatement Privilege........................................ 29
     Reduction in Surrender Charges or Administrative Charges................ 29
LONG-TERM CARE AND TERMINAL ILLNESS.......................................... 30
     Long-Term Care.......................................................... 30
     Terminal Illness........................................................ 30
OTHER ASPECTS OF THE CONTRACTS............................................... 30
     Owners, Annuitants, and Beneficiaries; Assignments...................... 30
     Reports................................................................. 30
     Rights Reserved by Us................................................... 30
     Payment and Deferment................................................... 31
FEDERAL INCOME TAX MATTERS................................................... 32
     General................................................................. 32
     Non-Qualified Contracts................................................. 32
     Individual Retirement Annuities ("IRAs")................................ 33
     Roth IRAs............................................................... 35
     Simplified Employee Pension Plans....................................... 35
     Simple Retirement Accounts.............................................. 35
     Other Qualified Plans................................................... 35
     Private Employer Unfunded Deferred Compensation Plans................... 36
     Economic Growth and Tax Relief Reconciliation Act of 2001............... 37
     Federal Income Tax Withholding and Reporting............................ 37
     Taxes Payable by AGL and the Separate Account........................... 37
DISTRIBUTION ARRANGEMENTS.................................................... 37
SERVICE AGREEMENTS........................................................... 38
LEGAL MATTERS................................................................ 38
OTHER INFORMATION ON FILE.................................................... 38
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................. 38

                                   DEFINITIONS

We, our and us - American General Life Insurance Company ("AGL").

You and your - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

Account Value - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

Accumulation Unit - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

Annuitant - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

Annuity Administration Department - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

Annuity Commencement Date - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

Annuity Payment Option - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

Annuity Period - the period of time during which we make annuity payments under an Annuity Payment Option.

Annuity Unit - a measuring unit used to calculate the amount of Variable Annuity Payments.

Beneficiary - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

Code - the Internal Revenue Code of 1986, as amended.

Contingent Annuitant - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

Contingent Beneficiary - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

Contract - an individual annuity Contract offered by this Prospectus.

Contract Anniversary - each anniversary of the date of issue of the Contract.

Contract Year - each year beginning with the date of issue of the Contract.

Division - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

Fixed Account - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

Fixed Account Value - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

Fixed Annuity Payments - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

General Account - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

Guaranteed Interest Rate - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

Guarantee Period - the period for which we credit a Guaranteed Interest Rate.

Home Office - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2929 Allen Parkway, A11-01, Houston, Texas 77019-2191; Mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

Investment Company Act of 1940 ("1940 Act") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

Non-Qualified - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Owner - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

Qualified - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Separate Account - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

Surrender Charge - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

Valuation Date - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

Valuation Period - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

Variable Account Value - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

Variable Annuity Payments - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

Written - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

                                    FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Owner Transaction Charges
-------------------------

Front-End Sales Charge Imposed on Purchases.........................    0%
Maximum Surrender Charge/1/.........................................  7.0%
(computed as a percentage of purchase payments surrendered)
Transfer Fee........................................................$  25/2/

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Annual Contract Fee/3/..............................................$  35
-------------------

Separate Account Annual Expenses (as a percentage of average daily Variable Account Value)

   Mortality and Expense Risk Charge................................ 1.25%
   Administrative Expense Charge.................................... 0.15%
                                                                    -----
Total Separate Account Annual Expenses.............................. 1.40%
                                                                    =====

Portfolio and Underlying Fund Expenses

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses            Minimum   Maximum
----------------------------------------------------   -------   -------
(Expenses that are deducted from the assets of a
Mutual Fund, including management fees, distribution
and/or service (12b-1) fees, and other expenses)          0.29%     1.21%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:
----------------------------------------------------------------------------
                   1 Year          3 Years          5 Years         10 Years
----------------------------------------------------------------------------
Minimum            $  775          $   983          $ 1,300         $  2,077
----------------------------------------------------------------------------
Maximum            $  868          $ 1,262          $ 1,766         $  3,019
----------------------------------------------------------------------------

----------
/1/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

/2/ You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

/3/ This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:
----------------------------------------------------------------------------
                   1 Year          3 Years          5 Years         10 Years
----------------------------------------------------------------------------
Minimum            $  880          $   983          $ 1,300         $  2,077
----------------------------------------------------------------------------
Maximum            $  973          $ 1,262          $ 1,766         $  3,019
----------------------------------------------------------------------------

(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:
----------------------------------------------------------------------------
                   1 Year          3 Years          5 Years         10 Years
----------------------------------------------------------------------------
Minimum            $  880          $ 1,008          $ 1,320         $  2,077
----------------------------------------------------------------------------
Maximum            $  973          $ 1,287          $ 1,786         $  3,019
----------------------------------------------------------------------------

(4) If you do not surrender your Contract:
----------------------------------------------------------------------------
                   1 Year          3 Years          5 Years         10 Years
----------------------------------------------------------------------------
Minimum            $  180          $   837          $ 1,426         $  2,077
----------------------------------------------------------------------------
Maximum            $  273          $   558          $   960         $  3,019
----------------------------------------------------------------------------

Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

                         SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

     . the accumulation of purchase payments on a fixed or variable basis, and

     . the application of such accumulations to provide Fixed or Variable Annuity Payments.

Minimum Investment Requirements

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

     .    the amount we receive on the date of issue of your Contract, and

     . any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

Purchase Payment Accumulation

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

Fixed and Variable Annuity Payments

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

Changes in Allocations Among Divisions and Guarantee Periods

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

Surrenders and Withdrawals

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

Cancellation Right

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

     .    your Account Value, and

     .    any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

Death Proceeds

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

Limitations Imposed by Retirement Plans and Employers

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

Communications to Us

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

Financial and Performance Information

We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the Statement of Additional Information. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of the Trust.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return, total return, and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Total return figures are also annualized, but do not, as described below, reflect deduction of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Fund Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Fund Division similarly, but include the increase due to assumed compounding. The Money Market Fund Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the following:

     .    the Mortality and Expense Risk Charge,

     .    the Administrative Expense Charge,

     . the applicable Surrender Charge that may be charged at the end of the period in question, and

     .    a prorated portion of the Annual Contract Fee.

Yield, effective yield, total return, and cumulative total return figures do not reflect deduction of any Surrender Charge that we may impose upon partial withdrawal, and may be higher than if the charge were deducted. Total return and cumulative total return figures also do not reflect deduction of the Annual Contract Fee.

Division Performance. The investment performance for each Division that invests in a corresponding Series of the Trust will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the experience of the investment advisors to the Series of the Trust appears in the prospectus for the Trust.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A. M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its ratings as to claims-paying ability by Fitch Ratings. This rating is an assessment of a company's insurance claims-paying ability. Fitch's ratings range from AAA to CCC.

Current ratings from A. M. Best, Standard & Poor's, and Fitch's Ratings may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings. The ratings reflect the claims-paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

Other Information

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                   SELECTED ACCUMULATION UNIT DATA (Unaudited)

The following table shows the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.

                                 AU Value
                                (Beginning   AU Value    AU Value   AU Value   AU Value   AU Value   AU Value   AU Value
                                    of          at          at         at         at         at         at         at
Division                        Period)/1/  12/31/97/2/  12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03
-------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio       $     5.00  $      5.09  $    5.61  $    6.01  $    6.27  $    6.48  $    6.53       7.29
Conservative Balanced
 Portfolio/3/                   $     5.05  $      5.05  $    5.21  $    5.24  $    5.42  $    5.48  $    5.28       6.09
Balanced Portfolio              $     5.00  $      5.19  $    6.00  $    7.56  $    7.49  $    7.39  $    6.65       8.05
Conservative Growth Portfolio   $     5.00  $      5.20  $    6.15  $    8.45  $    8.13  $    7.73  $    6.44       8.18
Strategic Growth Portfolio      $     5.00  $      5.31  $    6.60  $    9.64  $    9.15  $    8.46  $    6.63       8.70
Equity Income Fund              $     5.00           --  $    5.10  $    5.16  $    5.96  $    6.34  $    5.47       7.02
Growth & Income Fund            $     5.00           --  $    5.27  $    6.14  $    6.19  $    5.89  $    4.58       5.73
West Coast Equity Fund          $     5.00           --  $    5.42  $    7.50  $    7.86  $    8.29  $    6.33       8.95
Mid Cap Stock Fund              $     5.00           --         --         --  $    5.82  $    6.42  $    5.68       7.15
Growth Fund                     $     5.00           --  $    6.51  $   12.66  $    9.73  $    6.81  $    4.63       5.90
Small Cap Growth Fund           $     5.00           --  $    5.26  $    8.87  $    7.83  $    6.73  $    3.51       5.93
International Growth Fund       $     5.00           --  $    4.51  $    6.76  $    5.34  $    4.33  $    3.60       4.81
Short Term Income Fund          $     5.00           --  $    5.12  $    5.20  $    5.55  $    5.92  $    6.20       6.45
U.S. Government Securities
 Fund                           $     5.00           --  $    5.15  $    5.10  $    5.52  $    5.86  $    6.30       6.34
Income Fund                     $     5.00           --  $    5.13  $    4.95  $    5.39  $    5.75  $    6.21       6.72
Money Market Fund               $     5.00  $      5.08  $    5.26  $    5.43  $    5.66  $    5.79  $    5.79       5.75

                                      AU                 AU                AU                AU
                                  Outstanding        Outstanding       Outstanding       Outstanding
Division                         at 12/31/97/2/      at 12/31/98       at 12/31/99       at 12/31/00
------------------------------------------------------------------------------------------------------
Flexible Income Portfolio            19,655.774        197,772.388     3,439,144.532     5,785,165.233
Conservative Balanced
 Portfolio                                0.000/3/     159,223.103     1,096,861.668     1,499,025.578
Balanced Portfolio                  453,339.806      1,859,881.570    12,033,168.476    32,836,153.871
Conservative Growth Portfolio       264,038.616      1,637,321.182     8,513,968.886    28,335,202.170
Strategic Growth Portfolio          111,494.836        749,671.602     3,584,668.199    10,506,667.519
Equity Income Fund                           --        305,153.917     2,272,960.294     2,671,970.525
Growth & Income Fund                         --        502,841.030     5,205,744.062     9,352,990.287
West Coast Equity Fund                       --         58,117.270     1,091,631.484     3,024,359.456
Mid Cap Stock Fund                           --                 --                --       394,124.813
Growth Fund                                  --        232,430.131     4,728,611.423    10,071,085.242
Small Cap Growth Fund                        --         25,966.576       325,450.027     1,357,176.480
International Growth Fund                    --         30,476.828       288,477.422       915,393.029
Short Term Income Fund                       --         15,012.476       259,468.345       385,576.563
U.S. Government Securities
 Fund                                        --         76,666.683     1,417,780.628     2,036,726.008
Income Fund                                  --         91,650.920       791,572.990     1,259,062.641
Money Market Fund                    17,424.448        148,140.839       694,836.836     1,905,969.912

                                       AU                AU                AU
                                  Outstanding       Outstanding       Outstanding
Division                          at 12/31/01       at 12/31/02       at 12/31/03
-----------------------------------------------------------------------------------
Flexible Income Portfolio         8,182,975.352     9,808,934.082     7,868,316.436
Conservative Balanced
 Portfolio                        2,351,793.582     2,261,546.551     2,035,584.995
Balanced Portfolio               40,969,356.326    34,906,844.567    31,038,323.542
Conservative Growth Portfolio    33,856,563.630    26,163,599.894    21,673,180.428
Strategic Growth Portfolio       11,050,599.132     8,646,313.010     7,264,858.545
Equity Income Fund                3,246,150.397     3,088,847.446     2,828,240.659
Growth & Income Fund              9,551,972.874     7,300,111.330     5,917,060.683
West Coast Equity Fund            3,331,295.113     2,712,340.482     2,486,638.457
Mid Cap Stock Fund                  823,142.998       915,142.688       803,239.487
Growth Fund                       8,330,605.412     5,917,083.216     4,884,654.061
Small Cap Growth Fund             1,240,993.128     1,002,626.559       927,137.008
International Growth Fund           781,327.828       643,141.049       560,816.206
Short Term Income Fund              520,841.088       816,941.328       683,336.872
U.S. Government Securities
 Fund                             3,747,397.969     6,054,654.976     3,935,171.725
Income Fund                       1,824,297.760     2,221,944.625     2,087,184.296
Money Market Fund                 3,412,875.657     3,980,318.493     2,191,061.078

----------

/1/ The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Growth Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000. The Small Cap Growth Fund was previously known as the Small Cap Stock Fund.

/2/ Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions which commenced operations before January 1, 1998.

/3/ The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

                              FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the Statement. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of the Trust. (See "Contents of Statement of Additional Information.")

                                       AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AGC and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

                               SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

                                   THE SERIES

The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five Portfolios and the 11 Funds) of the Trust.

The five "Portfolios" are funded by Series that operate differently from the other 11 "Series." You should carefully read the information described in "The Series" section of this prospectus. You can also find more information about the Portfolios in the Trust's prospectus.

The Trust offers Class 1 shares of these Series, without sales charges, to Separate Account D. The Trust may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the Trust could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust, if a material irreconcilable conflict arises among separate accounts. In such event, the Trust may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, the Trust's Board of Trustees and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

..  Strategic Growth Portfolio
..  Conservative Growth Portfolio
..  Balanced Portfolio
..  Conservative Balanced Portfolio
..  Flexible Income Portfolio
..  Equity Income Fund
..  Growth & Income Fund
..  West Coast Equity Fund
..  Growth Fund
..  Mid Cap Stock Fund
..  Small Cap Growth Fund
..  International Growth Fund
..  Short Term Income Fund
..  U.S. Government Securities Fund
..  Income Fund
..  Money Market Fund

WM Advisors, Inc. is the investment advisor of each Series of the Trust. Capital Guardian Trust Company is the sub-advisor of the International Growth Fund. Columbia Management Advisors, Inc., OppenheimerFunds, Inc. and Janus Capital Management LLP jointly sub-advise the Growth Fund. WM Funds Distributor, Inc. is the distributor of shares of each Series of the Trust. None of these companies are affiliated with AGL.

Before selecting any Division, you should carefully read the Trust prospectus, which is attached at the end of this Prospectus. The Trust prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The Trust prospectus also provides detailed information about the Trust's allocation of the assets of each Portfolio among the other Series of the Trust and the WM High Yield Fund (the "Underlying Funds"), and about the predetermined investment limits and the diversification requirements of the Code that govern this allocation ("allocation limitations"). Each Portfolio will invest in different combinations of the Underlying Funds. AGL understands that the effect of the Portfolios' allocation limitations is that each Portfolio will allocate its assets to at least five of the Underlying Funds. AGL also understands that the effect of the Portfolios' voting procedures is that Owners will have the privilege of voting Portfolio shares and not Underlying Fund shares. (See "Voting Privileges.") Please refer to the Trust prospectus for more details.

Lower-rated fixed income securities, such as those in which the Equity Income, Growth & Income, Growth, Small Cap Stock, and Income Funds may invest, are subject to greater risk of loss of income and principal and generally subject to greater market fluctuations than investments in lower yielding fixed income securities. You should carefully read about these Funds in the Trust's prospectus and related statement of additional information and consider your ability to assume the risks of making an investment in the Divisions which invest in them.

You may obtain additional copies of this Prospectus or the Trust's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus. When making your request, please specify the Series in which you are interested.

Voting Privileges

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     .    You, as the Owner, before the Annuity Commencement Date, and

     .    The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     .    For each Owner before the Annuity Commencement Date, we will divide
          (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series.

     .    For each Annuitant or payee during the Annuity Period, we will divide
          (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     . Shares for which we receive instructions, in accordance with those instructions, and

     . Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

                                THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

Guarantee Periods

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Fund Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

Crediting Interest

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

New Guarantee Periods

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

                     CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

Payments

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

Minimum Requirements

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Fund Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

                               OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

Variable Account Value

As of any Valuation Date before the Annuity Commencement Date:

     . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

Fixed Account Value

As of any Valuation Date before the Annuity Commencement Date:

     . Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

     . Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

             TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                        WITHDRAWAL OF OWNER ACCOUNT VALUE

Transfers

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     . You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     . If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

     . You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

     . You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

     .    the amount we are to transfer under the plan,

     . the frequency of the transfers - either monthly, quarterly, semi-annually, or annually, and

     .    the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

     .    make new purchase payments, and

     . do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

     .    not count towards the 12 free transfers each Contract Year,

     .    not incur a $25 charge,

     . not be subject to the 25% limitation on transfers from the Guarantee Period, and

     . not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     .    verification of the Contract number,

     .    verification of the identity of the caller,

     .    verification of both the Annuitant's and Owner's names, and

     .    a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

Automatic Rebalancing

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

Market Timing

The Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Contracts to determine if

     . An exchange out of an investment option occurs within two calendar weeks of an earlier exchange into that same investment option; or

     . Exchanges into or out of the same investment option occur more than twice in any one quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's telephone, same day or overnight delivery transfer privileges (including any website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a phone call from our Administrative Center to inform you that effective immediately, your telephone, same day or overnight delivery transfer privileges have been suspended. The suspension will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures. The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

Surrenders

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

     . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

     .    minus any applicable Surrender Charge,

     .    minus any uncollected Contract Fee (see "Annual Contract Fee"), and

     .    minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

Partial Withdrawals

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

                   ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

Annuity Commencement Date

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100/th/ birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

Application of Owner Account Value

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10/th/ day before the Annuity Commencement Date.

Fixed and Variable Annuity Payments

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     . We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10/th/ day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10/th/ day before the date of each payment.

     . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

     . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3.5%.

Annuity Payment Options

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     . We will extend the Annuity Commencement Date to the Annuitant's 100/th/ birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100/th/ birthday; or

     . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100/th/ birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

Election of Annuity Payment Option

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10/th/ day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

Available Annuity Payment Options

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

Option 1 - Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

Option 3 - Joint and Last Survivor Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

Option 4 - Payments for a Designated Period - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

Option 5 - Payments of a Specific Dollar Amount - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

Alternative Amount Under Fixed Life Annuity Options - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

Transfers

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                 DEATH PROCEEDS

Death Proceeds Before the Annuity Commencement Date

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     . the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

     . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

     . the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

     . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     . the "highest anniversary value" before the date of death, as defined below.

     The highest anniversary value before the date of death will be determined as follows:

          (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81/st/ birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81/st/ birthday.);

          (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

          (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

          The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     .    proof of the Owner's or Annuitant's death, and

     . a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     .    We will distribute all amounts:

          (a)  within five years of the date of death, or

          (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

     . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

Death Proceeds After the Annuity Commencement Date

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     .    have all the remaining rights and powers under a Contract, and

     .    be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

Proof of Death

We accept the following as proof of any person's death:

     .    a certified death certificate;

     . a certified decree of a court of competent jurisdiction as to the finding of death;

     . a written statement by a medical doctor who attended the deceased at the time of death; or

     .    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

                           CHARGES UNDER THE CONTRACTS

Premium Taxes

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     .    from purchase payment(s) when received;

     .    from the Owner's Account Value at the time annuity payments begin;

     .    from the amount of any partial withdrawal; or

     . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

Surrender Charge

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                      Surrender Charge as a
Year of Purchase      Percentage of Purchase
Payment Withdrawal    Payment Withdrawn
------------------    ----------------------
       1/st/                               7%
       2/nd/                               6%
       3/rd/                               5%
       4/th/                               5%
       5/th/                               4%
       6/th/                               3%
       7/th/                               2%
    Thereafter                             0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     .    total surrender;

     .    partial withdrawal;

     .    commencement of an Annuity Payment Option; and

     .    termination due to insufficient Account Value.

The Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     . upon death of the Annuitant, at any age, after the Annuity Commencement Date;

     . upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

     . upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     . upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     .    within the 30-day window under the One-Time Reinstatement Privilege;

     . if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available


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


          only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued Before October 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will not apply to withdrawals in the following circumstances:

     . to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

     . to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Transfer Charges

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

Annual Contract Fee

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.


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


Charge to the Separate Account

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

     .    our actuarial estimate of mortality rates may prove erroneous,

     .    Annuitants will live longer than expected, and

     . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

Miscellaneous

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

Systematic Withdrawal Plan

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

One-Time Reinstatement Privilege

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

Reduction in Surrender Charges or Administrative Charges

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

                       LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

Long-Term Care

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

Terminal Illness

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

                         OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

Owners, Annuitants, and Beneficiaries; Assignments

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

Reports

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

Rights Reserved by Us

Upon notice to the Owner, we may modify a Contract to the extent necessary to:


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


     .    reflect a change in the Separate Account or any Division;

     .    create new separate accounts;

     . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     . transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

     . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     .    add, restrict or remove Guarantee Periods of the Fixed Account;

     .    make any new Division available to you on a basis we determine;

     . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

     . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

     .    make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

Payment and Deferment

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     .    the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.


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


                           FEDERAL INCOME TAX MATTERS

General

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

Non-Qualified Contracts

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     .    the amount paid, by

     . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     .    made on or after the recipient reaches age 59 1/2;

     .    made on account of the recipient's becoming disabled;

     . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

     . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

Individual Retirement Annuities ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, for 2004, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $3,000 or 100% of the individual's earned income. If you are age 50 or older, the $3,000 limit increases to $3,500. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $6,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $7,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of not more than $45,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $55,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $45,000 and $55,000 the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $65,000 and $75,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $3,000 or 100% of the individual's earned income

($3,500 if 50 or older), provided the couple's modified adjusted gross income is $150,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $150,000 to $160,000, and no deduction is allowed for modified adjusted gross income of $160,000 or more.

Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     .    annuities paid over a life or life expectancy;

     .    installments for a period of ten years or more; and

     .    required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

     . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. This does not apply to "Roth" IRAs.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

The IRS has issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.


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


Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

Roth IRAs

Individuals may purchase a non-deductible IRA, known as a Roth IRA. For, 2004, the maximum purchase payments for a Roth IRA is $3,000 per year (or $3,500 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($3,500 if you are 50 or older).

An individual may make a rollover contribution from a Traditional IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

Simplified Employee Pension Plans

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $41,000 for 2004.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $3,000 or your compensation for the year, reduced by your other elective deferrals for the year.

Simple Retirement Accounts

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $9,000 for 2004 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SRA, if certain conditions are met. The most that can be contributed for 2004 is the lesser of $1,500 or your compensation for the years reduced by your other elective deferrals for the year.

Other Qualified Plans

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

     . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability);

     . made after the employee's separation from service on account of early retirement after attaining age 55;

     . made to pay for qualified higher education or first-time home buyer expenses;

     . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee;

     . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

     . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

Private Employer Unfunded Deferred Compensation Plans

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

Federal Income Tax Withholding and Reporting

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

Taxes Payable by AGL and the Separate Account

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

                            DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and WM Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, WM Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of the NASD.

AGL offers the Contracts on a continuous basis. AGL and WM Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. WM Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.

AGL compensates WM Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay WM Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

                               SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with WM Advisors, Inc. to provide certain services and discharge certain obligations. Under the arrangement, WM Advisors, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Funds purchased by AGL at Contract Owners' instructions.

                                  LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners.

                            OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
General Information............................................................2
Regulation and Reserves........................................................3
Accounting and Auditing Experts................................................3
Services.......................................................................4
Principal Underwriter..........................................................4
Annuity Payments...............................................................4
   Gender of Annuitant.........................................................4
   Misstatement of Age or Gender and Other Errors..............................5
Change of Investment Advisor or Investment Policy..............................5
Performance Data for the Divisions.............................................5
   Average Annual Total Return Calculations....................................5
   Total Return Calculations (without Surrender Charge or Annual Contract
    Fee).......................................................................6
   Cumulative Total Return Calculations (without Surrender Charge or Annual
    Contract Fee)..............................................................6
   Hypothetical Performance....................................................6
   Yield Calculations..........................................................6
   Money Market Fund Division Yield and Effective Yield Calculations...........7
Effect of Tax-Deferred Accumulation............................................7
Financial Statements...........................................................8
   Separate Account Financial Statements.......................................9
   AGL Financial Statements....................................................9
   Index to Financial Statements...............................................9

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

    FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                        ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, Houston, Texas 77251-1401
        1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 3, 2004

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 3, 2004, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the WM Variable Trust. You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this Statement have the same meanings as are defined in the Prospectus under the heading "Definitions."

                                TABLE OF CONTENTS

General Information............................................................2

Regulation and Reserves .......................................................3

Accounting and Auditing Experts................................................3

Services.......................................................................4

Principal Underwriter..........................................................4

Annuity Payments...............................................................4
   Gender of Annuitant.........................................................4
   Misstatement of Age or Gender and Other Errors..............................5

Change of Investment Adviser or Investment Policy..............................5

Performance Data for the Divisions.............................................5
   Average Annual Total Return Calculations....................................5
   Total Return Calculations (without Surrender Charge or Annual
    Contract Fee)..............................................................6
   Cumulative Total Return Calculations (without Surrender Charge or
    Annual Contract Fee).......................................................6
   Hypothetical Performance....................................................6
   Yield Calculations..........................................................6
   Money Market Fund Division Yield and Effective Yield Calculations...........7

Effect of Tax-Deferred Accumulation............................................7

Financial Statements...........................................................8
   Separate Account Financial Statements.......................................9
   AGL Financial Statements....................................................9
   Index to Financial Statements...............................................9

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

--------------------------------------------------------------------------------
                             REGULATION AND RESERVES
--------------------------------------------------------------------------------

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

     .    benefit reserve requirements,

     .    adequacy of insurance company capital and surplus,

     .    various operational standards, and

     .    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     .    employee benefit regulation,

     . tax law changes affecting the taxation of insurance companies or of insurance products,

     . changes in the relative desirability of various personal investment vehicles, and

     . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

--------------------------------------------------------------------------------
                         ACCOUNTING AND AUDITING EXPERTS
--------------------------------------------------------------------------------

The consolidated financial statements of American General Life Insurance Company at December 31, 2003 and 2002, and for each of the two years in the period ended December 31, 2003 are presented in this Statement of Additional Information. The consolidated financial statements of American General Life Insurance Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the fixed account option(s).

The financial statements of AGL Separate Account D at December 31, 2003 and for each of the two years in the period ended December 31, 2003 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of PricewaterhouseCoopers LLP given on the authority of such firm as experts in accounting and auditing. The address of PricewaterhouseCoopers LLP is 1201 Louisiana, 29th Floor, Houston, Texas 77002.

--------------------------------------------------------------------------------
                                    SERVICES
--------------------------------------------------------------------------------

AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2003, 2002 and 2001, AGL paid AGLC for these services $299,019,857, $99,267,147, and $86,168,095, respectively.

--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is registered with the Securities and Exchange Commission and is a member of the NASD. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.

As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

--------------------------------------------------------------------------------
                                ANNUITY PAYMENTS
--------------------------------------------------------------------------------

Gender of Annuitant

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

Misstatement of Age or Gender and Other Errors

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

--------------------------------------------------------------------------------
                CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY
--------------------------------------------------------------------------------

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change that we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

--------------------------------------------------------------------------------
                       PERFORMANCE DATA FOR THE DIVISIONS
--------------------------------------------------------------------------------

We may quote investment results for the available Divisions of Separate Account D from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

Average Annual Total Return Calculations

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange ("SEC") prescribes:

We take a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

We calculate the ending redeemable value ("redeemable value") of that investment at the end of the 1, 5, and 10 year period. If Average Annual Total Return for a Division is not available for a stated period we may show Average Annual Total Return since inception. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. We do not reflect any premium taxes in the calculation.

We divide the redeemable value by the initial investment.

We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

The dates when the Divisions commenced operations are as follows: Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Growth Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division, June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000.

Effective August 1, 2000, the Conservative Balanced Portfolio Division changed its name from the Income Portfolio Division. The Income Portfolio Division originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. We use April 22, 1998 as the commencement of operations date for the Division. Effective August 1, 2000, the Equity Income Fund changed its name from the Bond & Stock Fund. Effective March 1, 2002, the Growth Fund of the Northwest changed its name to the West Coast Equity Fund. Prior to March 1, 2004, the Small Cap Growth Fund was known as the Small Cap Stock Fund.

Total Return Calculations (without Surrender Charge or Annual Contract Fee)

Each Division may also advertise non-standardized total return. We calculate non-standardized total return in the same manner and for the same time periods as standardized average annual total return, which we describe immediately above. However, in making the redeemable value calculation, we do not deduct any applicable Surrender Charge that we may impose at the end of the period. This is because we assume that the Contract will continue through the end of each period. We also do not deduct the Annual Contract Fee. Deducting these charges would reduce the resulting performance results.

Cumulative Total Return Calculations (without Surrender Charge or Annual Contract Fee)

Each Division may also advertise non-standardized cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures will be calculated for 1, 5, and 10 year periods. If Cumulative total return for a Division is not available for a stated period we may show cumulative total returns since Division inception. Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes, any applicable Surrender Charge, or the Annual Contract Fee. Cumulative total return quotations reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                 C = (ERV/P) - 1
Where:
C =       cumulative total return
P =       a hypothetical initial investment of $1,000
ERV = ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

Hypothetical Performance

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division.

The inception dates for each Series corresponding to the Divisions are: U.S. Government Securities Fund, May 6, 1993; Money Market, Income, Growth, and International Growth Funds, May 7, 1993; Short Term Income, Growth & Income, and Small Cap Stock Funds, January 12, 1994; Strategic Growth, Conservative Growth, and Balanced Portfolios, June 2, 1997; Flexible Income Portfolio, September 8, 1997; Conservative Balanced Portfolio, April 22, 1998; West Coast Equity Fund, April 29, 1998; Equity Income Fund, April 30, 1998; Mid Cap Stock Fund, May 1, 2000.

Yield Calculations

We calculate the yields for the Short Term Income Fund, U.S. Government Securities Fund, and Income Fund Divisions by a standard method that the SEC prescribes. We calculate the yield quotation by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

YIELD = 2[((a-b)/cd + 1)/6/ - 1]
a = net dividends and interest earned during the period by the Series attributable to the Division

b =  expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d =  the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

Money Market Fund Division Yield and Effective Yield Calculations

We calculate the Money Market Fund Division's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the Accumulation Unit value during the period.

     . We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation.

We determine the Money Market Fund Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1.

Yield and effective yield do not reflect the deduction of Surrender Charges or premium taxes that we may impose when you redeem Accumulation Units.

--------------------------------------------------------------------------------
                       EFFECT OF TAX-DEFERRED ACCUMULATION
--------------------------------------------------------------------------------

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

     . a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings"), and

     . an investment whose earnings are taxed on a current basis ("Taxable Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.

                                       5 Years     10 Years    20 Years
                                      ---------   ---------   ---------
                                      (7.50% earnings rate)
Contract                              $ 143,563   $ 206,103   $ 424,785
Contract (after Taxes)                $ 131,365   $ 176,394   $ 333,845
Taxable Investment                    $ 130,078   $ 169,202   $ 286,294
                                      (10.00% earnings rate)
Contract                              $ 161,051   $ 259,374   $ 672,750
Contract (after Taxes)                $ 143,957   $ 214,749   $ 512,380
Taxable Investment                    $ 141,571   $ 200,423   $ 401,694

The hypothetical tables do not reflect any fees or charges under a Contract or Taxable Investment. However, the Contracts impose:

     .    a Mortality and Expense Risk Charge of 1.25%,

     . a Surrender Charge (applicable to withdrawal of earnings for the first seven Contract years) up to a maximum of 7%,

     .    an Administrative Expense Charge of 0.15%, and

     .    an Annual Contract Fee of $35.

A Taxable Investment could incur comparable fees or charges. Fees and charges would reduce the return from a Contract or Taxable Investment.

Under the Contracts, a withdrawal of earnings is subject to tax, and may be subject to an additional 10% tax penalty before age 59 1/2.

These tables are only illustrations of the effect of tax-deferred accumulations and are not a guarantee of future performance.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

In 2002, due to AIG's acquisition of AGL and its affiliated companies, AGL changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

Separate Account Financial Statements

The statement of net assets as of December 31, 2003 and the related statements of operations and statements of changes in net assets for the year then ended of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL Financial Statements

The consolidated balance sheet of AGL as of December 31, 2003 and 2002 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for the years then ended, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

Index to Financial Statements

I.   Separate Account D 2003 Financial Statements
     --------------------------------------------

     Report of PricewaterhouseCoopers LLP, Independent Auditors...........  D-1
     Statement of Net Assets as of December 31, 2003 and Statement of
      Operations for the year ended December 31, 2003.....................  D-2
     Statement of Changes in Net Assets for the years ended
      December 31, 2003 and 2002..........................................  D-26
     Notes to Financial Statements........................................  D-50

II.  AGL 2003 Consolidated Financial Statements
     ------------------------------------------

     Report of PricewaterhouseCoopers LLP, Independent Auditors...........  F-1
     Consolidated Balance Sheets as of December 31, 2003, and 2002........  F-2
     Consolidated Statements of Income for the years ended
      December 31, 2003 and 2002..........................................  F-4
     Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003 and 2002....................................  F-5
     Consolidated Statements of Comprehensive Income for the years ended December 31, 2003 and 2002....................................  F-6
     Consolidated Statements of Cash Flows for the years ended
      December 31, 2003 and 2002..........................................  F-7
     Notes to Consolidated Financial Statements...........................  F-9

[LOGO OF AIG AMERICAN GENERAL]


                                                                Variable Annuity
                                                              Separate Account D

                                                                            2003
                                                                   Annual Report

                                                               December 31, 2003

                                         American General Life Insurance Company
                          A member company of American International Group, Inc.

                       Report of the Independent Auditors

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002, expressed an unqualified opinion thereon.

/s/ PricewaterhouseCoopers LLP
----------------------------------------
April 6, 2004

                                        D
                                        1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          AIM V.I.         AIM V.I.
                                       International       Premier
                                       Growth Fund -    Equity Fund -       American
                                          Series I         Series I        Century VP
                                           shares           shares         Value Fund      Ayco Growth
                                          Division         Division         Division      Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    2,516,159   $    8,810,787   $    2,649,137   $            0
   Due from (to) American General
    Life Insurance Company                         64              395              133                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,516,223   $    8,811,182   $    2,649,270   $            0
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                2,516,223        8,811,182        2,649,270                0
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    2,516,223   $    8,811,182   $    2,649,270   $            0
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       11,969   $       24,316   $       23,621   $          645
   Mortality and expense risk and
    administrative charges                    (29,383)        (109,355)         (29,729)          (2,280)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (17,414)         (85,039)          (6,108)          (1,635)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (323,139)      (1,092,501)          (6,952)         (10,900)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             880,921        2,892,560          568,016           49,425
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        557,782        1,800,059          561,064           38,525
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      540,368   $    1,715,020   $      554,956   $       36,890
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                            Dreyfus        Dreyfus VIF
                                       Credit Suisse      Dreyfus IP        Socially        Developing
                                         Small Cap       MidCap Stock     Responsible        Leaders
                                           Growth        Portfolio -     Growth Fund -     Portfolio -
                                         Portfolio      Initial shares   Initial shares   Initial shares
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      692,271   $    1,118,063   $    3,515,529   $    4,988,624
   Due from (to) American General
    Life Insurance Company                         26               51              179              185
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      692,297   $    1,118,114   $    3,515,708   $    4,988,809
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                  692,297        1,118,114        3,515,708        4,988,809
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      692,297   $    1,118,114   $    3,515,708   $    4,988,809
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $        2,686   $        3,592   $        1,287
   Mortality and expense risk and
    administrative charges                     (5,441)         (11,035)         (44,119)         (61,310)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (5,441)          (8,349)         (40,527)         (60,023)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                (7,817)          (2,535)        (432,362)        (712,615)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             163,136          235,781        1,184,105        1,982,417
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        155,319          233,246          751,743        1,269,802
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      149,878   $      224,897   $      711,216   $    1,209,779
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                          Evergreen        Evergreen
                                        Dreyfus VIF         Offit        Offit VA U.S.
                                        Quality Bond     VA Emerging       Government      Evergreen VA
                                        Portfolio -      Markets Bond      Securities      High Income
                                       Initial Shares   Fund - Class 1   Fund - Class 1   Fund - Class 1
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    7,835,530   $            0   $            0   $    5,201,937
   Due from (to) American General
    Life Insurance Company                        243                0                0               62
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    7,835,773   $            0   $            0   $    5,201,999
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                7,835,773                0                0        5,201,999
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    7,835,773   $            0   $            0   $    5,201,999
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      493,547   $       41,981   $            0   $      570,399
   Mortality and expense risk and
    administrative charges                   (118,406)         (10,291)          (1,022)         (20,451)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  375,141           31,690           (1,022)         549,948
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               170,630          656,232            7,691            8,181
   Capital gain distributions from
    mutual funds                               17,613                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (250,711)        (157,261)          (6,650)         267,242
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        (62,468)         498,971            1,041          275,423
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      312,673   $      530,661   $           19   $      825,371
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                          Fidelity VIP     Fidelity VIP
                                        Evergreen VA     Fidelity VIP    Asset Manager      Contrafund
                                         Strategic      Asset Manager     Portfolio -      Portfolio -
                                           Income        Portfolio -        Service          Service
                                       Fund - Class 1   Initial Class       Class 2          Class 2
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $            5   $      140,078   $    1,101,128   $    3,183,731
   Due from (to) American General
    Life Insurance Company                         (5)               7               54              151
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $            0   $      140,085   $    1,101,182   $    3,183,882
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                        0          140,085        1,101,182        3,183,882
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $            0   $      140,085   $    1,101,182   $    3,183,882
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $           29   $        4,601   $       34,230   $        7,140
   Mortality and expense risk and
    administrative charges                        (76)          (2,123)         (13,471)         (35,169)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                      (47)           2,478           20,759          (28,029)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                   482           (1,289)         (13,056)             678
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 160           18,385          140,749          666,662
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                            642           17,096          127,693          667,340
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $          595   $       19,574   $      148,452   $      639,311
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                        Fidelity VIP     Fidelity VIP
                                       Equity-Income        Growth        Fidelity VIP     Fidelity VIP
                                        Portfolio -      Portfolio -       Index 500         Overseas
                                          Service          Service        Portfolio -      Portfolio -
                                          Class 2          Class 2       Initial Class    Initial Class
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    4,094,958   $    2,993,535   $       77,659   $       30,726
   Due from (to) American General
    Life Insurance Company                        219              154              (19)             (33)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    4,095,177   $    2,993,689   $       77,640   $       30,693
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                4,095,177        2,993,689           77,640           30,693
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    4,095,177   $    2,993,689   $       77,640   $       30,693
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       55,838   $        2,755   $        1,025   $          199
   Mortality and expense risk and
    administrative charges                    (45,890)         (33,444)          (1,147)            (535)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    9,948          (30,689)            (122)            (336)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (135,015)        (135,596)            (558)         (29,218)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           1,014,703          839,171           17,265           38,715
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        879,688          703,575           16,707            9,497
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      889,636   $      672,886   $       16,585   $        9,161
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          Franklin         Franklin                        Janus Aspen
                                         Templeton -      Templeton -                         Series
                                         Templeton        Templeton                       International
                                          Foreign        Global Asset                         Growth
                                         Securities       Allocation     Goldman Sachs     Portfolio -
                                       Fund - Class 2   Fund - Class 2   Capital Growth   Service Shares
                                          Division         Division      Fund Division       Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    1,702,765   $    1,914,661   $      182,956   $      316,862
   Due from (to) American General
    Life Insurance Company                         34              116                7                7
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,702,799   $    1,914,777   $      182,963   $      316,869
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                1,702,799        1,914,777          182,963          316,869
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    1,702,799   $    1,914,777   $      182,963   $      316,869
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       22,385   $       43,528   $            0   $        2,504
   Mortality and expense risk and
    administrative charges                    (17,981)         (23,005)             (81)          (3,525)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    4,404           20,523              (81)          (1,021)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (59,704)         (87,100)               2           (9,933)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             430,189          521,037            4,006           89,670
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        370,485          433,937            4,008           79,737
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      374,889   $      454,460   $        3,927   $       78,716
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D


                                                         Janus Aspen
                                        Janus Aspen         Series
                                           Series         Worldwide
                                       Mid Cap Growth       Growth       JPMorgan Small
                                        Portfolio -      Portfolio -        Company        LEVCO Equity
                                       Service Shares   Service Shares      Portfolio       Value Fund
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      886,094   $      803,239   $      291,828   $       34,778
   Due from (to) American General
    Life Insurance Company                          6                8               16              (26)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      886,100   $      803,247   $      291,844   $       34,752
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                  886,100          803,247          291,844           34,752
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      886,100   $      803,247   $      291,844   $       34,752
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $        6,542   $            0   $        1,304
   Mortality and expense risk and
    administrative charges                    (10,418)         (10,788)          (3,034)          (2,322)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (10,418)          (4,246)          (3,034)          (1,018)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (63,259)         (96,384)          (3,415)         (27,278)
   Capital gain distributions from
    mutual funds                                    0                0                0              559
   Net unrealized appreciation
    (depreciation) of investments             298,657          257,787           75,133           51,489
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        235,398          161,403           71,718           24,770
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      224,980   $      157,157   $       68,684   $       23,752
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          MFS VIT
                                          Capital          MFS VIT         MFS VIT New       MFS VIT
                                        Opportunities      Emerging         Discovery        Research
                                           Series       Growth Series       Series            Series
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    1,774,326   $    6,025,382   $      822,798   $      945,187
   Due from (to) American General
    Life Insurance Company                         42              288               31               11
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,774,368   $    6,025,670   $      822,829   $      945,198
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                1,774,368        6,025,670          822,829          945,198
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    1,774,368   $    6,025,670   $      822,829   $      945,198
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        3,735   $            0   $            0   $        6,312
   Mortality and expense risk and
    administrative charges                    (21,434)         (74,513)         (10,406)         (12,217)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (17,699)         (74,513)         (10,406)          (5,905)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (77,450)      (1,260,887)         (29,020)         (77,058)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             463,402        2,713,975          259,468          273,332
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        385,952        1,453,088          230,448          196,274
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      368,253   $    1,378,575   $      220,042   $      190,369
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                        9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                           Neuberger
                                                          Neuberger        Berman AMT       Neuberger
                                         Navellier        Berman AMT        Mid-Cap         Berman AMT
                                           Growth          Balanced          Growth          Partners
                                         Portfolio        Portfolio        Portfolio        Portfolio
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    2,548,138   $       10,036   $      747,362    $       2,510
   Due from (to) American General
    Life Insurance Company                         44                1               31                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,548,182   $       10,037   $      747,393    $       2,510
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0    $           0
   Contract owners - accumulation
    reserves                                2,548,182           10,037          747,393            2,510
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    2,548,182   $       10,037   $      747,393    $       2,510
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $          161   $            0    $           0
   Mortality and expense risk and
    administrative charges                     (9,796)            (119)          (7,116)            (124)
NET INVESTMENT INCOME (LOSS)                   (9,796)              42           (7,116)            (124)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (269,817)              (4)         (10,296)         (13,085)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
   (depreciation) of investments            1,126,014            1,232          136,101           12,813
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        856,197            1,228          125,805             (272)
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      846,401   $        1,270   $      118,689   ($         396)
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                                          OFFIT VIF U.S.
                                         OFFIT VIF                         OFFIT VIF        Government
                                          Emerging      OFFIT VIF High       Total          Securities
                                        Markets Bond      Yield Fund      Return Fund          Fund
                                        Fund Division      Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $            0   $            0   $            0   $            0
   Due from (to) American General
    Life Insurance Company                          0                0                0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $            0   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                        0                0                0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $            0   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $            0   $            0   $            0
   Mortality and expense risk and
    administrative charges                          0                0                0                0
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                        0                0                0                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0                0                0                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
   (depreciation) of investments                    0                0                0                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0                0                0                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $            0   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                       PIMCO VIT Real                      PIMCO VIT
                                           Return          PIMCO VIT          Total         Putnam VT
                                         Portfolio -      Short-Term         Return         Growth and
                                       Administrative     Portfolio -      Portfolio -     Income Fund -
                                           Class        Administrative   Administrative      Class IB
                                          Division      Class Division   Class Division      Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    4,854,264   $    1,362,929   $    4,723,732   $    2,742,100
   Due from (to) American General
    Life Insurance Company                        268               58              178               98
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    4,854,532   $    1,362,987   $    4,723,910   $    2,742,198
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                4,854,532        1,362,987        4,723,910        2,742,198
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    4,854,532   $    1,362,987   $    4,723,910   $    2,742,198
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      213,319   $       30,173   $      159,147   $       42,301
   Mortality and expense risk and
    administrative charges                    (70,579)         (23,393)         (66,487)         (31,241)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  142,740            6,780           92,660           11,060
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               159,097            1,811           30,355          (73,910)
   Capital gain distributions from
    mutual funds                               30,283            1,818           19,887                0
   Net unrealized appreciation
   (depreciation) of investments               42,064            1,375           32,583          617,448
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        231,444            5,004           82,825          543,538
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      374,184   $       11,784   $      175,485   $      554,598
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                         Putnam VT
                                       International                                        SAFECO RST
                                         Growth and         Royce          SAFECO RST         Growth
                                        Income Fund -     Small-Cap          Equity       Opportunities
                                         Class IB         Portfolio        Portfolio        Portfolio
                                         Division          Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      538,081   $      681,783   $    2,338,968   $    3,277,018
   Due from (to) American General
    Life Insurance Company                         18               (1)              19               83
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      538,099   $      681,782   $    2,338,987   $    3,277,101
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                  538,099          681,782        2,338,987        3,277,101
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      538,099   $      681,782   $    2,338,987   $    3,277,101
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        6,338   $       38,033   $       20,464   $            0
   Mortality and expense risk and
    administrative charges                     (5,900)          (2,282)         (28,989)         (35,745)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                      438           35,751           (8,525)         (35,745)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (12,905)          17,067         (147,079)        (184,327)
   Capital gain distributions from
    mutual funds                                    0              532                0                0
   Net unrealized appreciation
    (depreciation) of investments             155,851          162,809          603,368        1,154,307
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        142,946          180,408          456,289          969,980
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      143,384   $      216,159   $      447,764   $      934,235
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                       UIF Core Plus     UIF Emerging      UIF Equity       UIF Global
                                        Fixed Income    Markets Equity      Growth         Value Equity
                                        Portfolio -       Portfolio -     Portfolio -       Portfolio -
                                          Class I          Class I          Class I          Class I
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    3,860,842   $    1,871,019   $   11,869,738   $    6,364,227
   Due from (to) American General
    Life Insurance Company                        152               63              398              308
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    3,860,994   $    1,871,082   $   11,870,136   $    6,364,535
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $        5,701   $            0   $        5,706
   Contract owners - accumulation
    reserves                                3,860,994        1,865,381       11,870,136        6,358,829
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    3,860,994   $    1,871,082   $   11,870,136   $    6,364,535
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       33,670   $            0   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (57,211)         (21,138)        (153,179)         (69,505)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (23,541)         (21,138)        (153,179)         (69,505)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                71,838         (289,511)        (940,655)        (192,350)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              77,688          920,821        3,407,140        1,665,649
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        149,526          631,310        2,466,485        1,473,299
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      125,985   $      610,172   $    2,313,306   $    1,403,794
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                              UIF
                                            UIF          International    UIF U.S. Mid    UIF U.S. Real
                                         High Yield         Magnum         Cap Value          Estate
                                        Portfolio -       Portfolio -     Portfolio -       Portfolio -
                                          Class I           Class I         Class I          Class I
                                          Division          Division        Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    6,728,987   $    3,967,314   $   13,561,399   $    4,023,844
   Due from (to) American General
    Life Insurance Company                        200              203              520              232
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    6,729,187   $    3,967,517   $   13,561,919   $    4,024,076
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $        4,432   $        6,732   $            0
   Contract owners - accumulation
    reserves                                6,729,187        3,963,085       13,555,187        4,024,076
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    6,729,187   $    3,967,517   $   13,561,919   $    4,024,076
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $        4,666   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (88,580)         (49,261)        (163,640)         (49,332)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (88,580)         (44,595)        (163,640)         (49,332)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (976,212)        (315,450)        (230,684)          69,247
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           2,423,671        1,187,456        4,357,743        1,068,551
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      1,447,459          872,006        4,127,059        1,137,798
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    1,358,879   $      827,411   $    3,963,419   $    1,088,466
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                            VALIC
                                         UIF Value        Company I -        VALIC            VALIC
                                        Portfolio -     International     Company I -       Company I -
                                          Class I       Equities Fund    Mid Cap Index    Money Market I
                                          Division         Division      Fund Division    Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   11,474,331   $      887,004   $    6,489,762    $   9,411,393
   Due from (to) American General
    Life Insurance Company                        440               25              167              164
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $   11,474,771   $      887,029   $    6,489,929    $   9,411,557
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $        5,886   $            0   $            0    $           0
   Contract owners - accumulation
    reserves                               11,468,885          887,029        6,489,929        9,411,557
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $   11,474,771   $      887,029   $    6,489,929    $   9,411,557
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       11,414   $       37,528    $      91,490
   Mortality and expense risk and
    administrative charges                   (139,371)         (10,540)         (73,608)        (178,827)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                 (139,371)             874          (36,080)         (87,337)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (221,057)        (227,466)        (459,459)               0
   Capital gain distributions from
    mutual funds                                    0                0           49,390                0
   Net unrealized appreciation
   (depreciation) of investments            3,238,067          417,884        2,051,318                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      3,017,010          190,418        1,641,249                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    2,877,639   $      191,292   $    1,605,169   ($      87,337)
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                           VALIC            VALIC             VALIC           VALIC
                                         Company I -      Company I -      Company I -      Company I -
                                         Nasdaq-100       Science &          Small            Social
                                         Index Fund       Technology       Cap Index        Awareness
                                          Division      Fund Division    Fund Division    Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      985,888   $      540,949   $      763,441   $        2,609
   Due from (to) American General
    Life Insurance Company                         14                9               27              (25)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      985,902   $      540,958   $      763,468   $        2,584
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $            0
   Contract owners - accumulation
    reserves                                  985,902          540,958          763,468            2,584
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $      985,902   $      540,958   $      763,468   $        2,584
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $            0   $        2,668   $           23
   Mortality and expense risk and
    administrative charges                     (9,977)          (6,378)          (6,329)             (52)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (9,977)          (6,378)          (3,661)             (29)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (105,643)         (60,166)          (9,510)             (26)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             388,145          254,135          197,257              596
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        282,502          193,969          187,747              570
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      272,525   $      187,591   $      184,086   $          541
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                            VALIC                                           Van Kampen
                                         Company I -      Van Kampen       Van Kampen      High Income
                                         Stock Index    Comstock Fund    Corporate Bond   Corporate Bond
                                       Fund Division       Division       Fund Division   Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    9,072,586   $    6,424,865   $      297,654   $    6,652,912
   Due from (to) American General
    Life Insurance Company                        241               66               46             (287)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    9,072,827   $    6,424,931   $      297,700   $    6,652,625
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0                0                0                0
   Contract owners - accumulation
    reserves                                9,072,827        6,424,931          297,700        6,652,625
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $    9,072,827   $    6,424,931   $      297,700   $    6,652,625
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      114,028   $       79,462   $       24,083   $      497,945
   Mortality and expense risk and
    administrative charges                   (100,337)         (51,309)          (3,134)         (42,728)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   13,691           28,153           20,949          455,217
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (695,343)         (27,226)          (3,939)        (205,178)
   Capital gain distributions from
    mutual funds                               25,005                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           2,582,672        1,626,921           16,131        1,029,805
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      1,912,334        1,599,695           12,192          824,627
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    1,926,025   $    1,627,848   $       33,141   $    1,279,844
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                          Van Kampen       Van Kampen       Van Kampen
                                                           LIT Asset      LIT Domestic     LIT Emerging
                                                          Allocation         Income          Growth
                                         Van Kampen      Portfolio -      Portfolio -      Portfolio -
                                        Reserve Fund        Class 1          Class 1          Class I
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market    $   1,235,507   $            0   $            0   $   19,715,224
   Due from (to) American General
    Life Insurance Company                         89                0                0              756
                                       --------------   --------------   --------------   --------------
NET ASSETS                              $   1,235,596   $            0   $            0   $   19,715,980
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                            $           0   $            0   $            0   $      610,030
   Contract owners - accumulation
    reserves                                1,235,596                0                0       19,105,950
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                         $   1,235,596   $            0   $            0   $   19,715,980
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds          $       2,712   $            0   $            0   $            0
   Mortality and expense risk and
    administrative charges                     (5,218)               0                0         (269,223)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (2,506)               0                0         (269,223)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0                0                0       (1,057,462)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0                0        5,585,270
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0                0                0        4,527,808
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             ($       2,506)  $            0   $            0   $    4,258,585
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                           Van Kampen       Van Kampen
                                         Van Kampen       Van Kampen     LIT Growth and      LIT Money
                                       LIT Enterprise   LIT Government       Income           Market
                                         Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                           Class I          Class I          Class I         Class I
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   23,080,660   $   11,219,694   $   51,963,327    $   5,552,518
   Due from (to) American General
    Life Insurance Company                        931              348            1,983              100
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $   23,081,591   $   11,220,042   $   51,965,310    $   5,552,618
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $        3,924   $            0   $            0    $           0
   Contract owners - accumulation
    reserves                               23,077,667       11,220,042       51,965,310        5,552,618
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $   23,081,591   $   11,220,042   $   51,965,310    $   5,552,618
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      109,671   $      606,792   $      457,971    $      38,779
   Mortality and expense risk and
    administrative charges                   (293,889)        (167,914)        (648,527)         (85,667)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                 (184,218)         438,878         (190,556)         (46,888)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                            (2,111,415)         268,152          336,822                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           6,921,682         (654,029)      10,871,160                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      4,810,267         (385,877)      11,207,982                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    4,626,049   $       53,001   $   11,017,426   ($      46,888)
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                         Van Kampen
                                       LIT Strategic                          WM VT           WM VT
                                           Stock             WM VT        Conservative     Conservative
                                        Portfolio -         Balanced         Balanced        Growth
                                           Class I         Portfolio        Portfolio       Portfolio
                                          Division          Division         Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $            0   $  271,877,854   $   12,768,346   $  201,938,180
   Due from (to) American General
    Life Insurance Company                          0           10,428              459            7,809
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $            0   $  271,888,282   $   12,768,805   $  201,945,989
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $      287,860   $            0   $            0
   Contract owners - accumulation
    reserves                                        0      271,600,422       12,768,805      201,945,989
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $            0   $  271,888,282   $   12,768,805   $  201,945,989
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $    6,154,011   $      244,007   $    4,041,153
   Mortality and expense risk and
    administrative charges                          0       (3,515,926)        (165,705)      (2,608,012)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                        0        2,638,085           78,302        1,433,141
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0       (5,322,554)          22,256      (14,262,361)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0       51,180,952        1,589,050       57,076,953
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0       45,858,398        1,611,306       42,814,592
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $            0   $   48,496,483   $    1,689,608   $   44,247,733
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                        WM VT Flexible
                                        WM VT Equity       Income         WM VT Growth
                                        Income Fund       Portfolio      & Income Fund    WM VT Growth
                                          Division         Division         Division      Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   20,950,457   $   59,234,994   $   50,454,906   $   51,964,265
   Due from (to) American General
    Life Insurance Company                        787            2,254            1,935            1,993
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $   20,951,244   $   59,237,248   $   50,456,841   $   51,966,258
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0   $            0   $            0   $        1,985
   Contract owners - accumulation
    reserves                               20,951,244       59,237,248       50,456,841       51,964,273
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $   20,951,244   $   59,237,248   $   50,456,841   $   51,966,258
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      535,328   $    1,632,535   $      596,238   $            0
   Mortality and expense risk and
    administrative charges                   (268,179)        (873,851)        (654,658)        (680,860)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  267,149          758,684          (58,420)        (680,860)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               419,877        1,589,897       (2,424,317)     (24,222,121)
   Capital gain distributions from
    mutual funds                               33,746                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           4,029,700        4,524,640       13,109,794       36,676,210
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      4,483,323        6,114,537       10,685,477       12,454,089
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    4,750,472   $    6,873,221   $   10,627,057   $   11,773,229
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                             WM VT
                                                         International   WM VT Mid Cap     WM VT Money
                                        WM VT Income      Growth Fund      Stock Fund      Market Fund
                                        Fund Division      Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   26,545,263   $    8,630,129   $    6,497,685    $  15,776,137
   Due from (to) American General
    Life Insurance Company                        917              279              211              474
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $   26,546,180   $    8,630,408   $    6,497,896    $  15,776,611
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $        4,308   $        2,402   $            0    $           6
   Contract owners - accumulation
    reserves                               26,541,872        8,628,006        6,497,896       15,776,605
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $   26,546,180   $    8,630,408   $    6,497,896    $  15,776,611
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $    1,668,304   $      104,375   $       18,607    $     144,261
   Mortality and expense risk and
    administrative charges                   (401,802)        (108,291)         (81,019)        (305,415)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                1,266,502           (3,916)         (62,412)        (161,154)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               959,240       (1,170,341)          77,393                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (24,624)       3,430,627        1,335,525                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        934,616        2,260,286        1,412,918                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    2,201,118   $    2,256,370   $    1,350,506   ($     161,154)
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                             WM VT          WM VT U.S.
                                                                            Strategic       Government
                                         WM VT Short      WM VT Small        Growth         Securities
                                         Term Income    Cap Stock Fund     Portfolio           Fund
                                        Fund Division      Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   10,741,926   $   14,278,043   $   64,650,810   $   35,015,330
   Due from (to) American General
    Life Insurance Company                        378              601            2,479            1,203
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $   10,742,304   $   14,278,644   $   64,653,289   $   35,016,533
                                       ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $        7,722   $        2,498   $            0   $        4,090
   Contract owners - accumulation
    reserves                               10,734,582       14,276,146       64,653,289       35,012,443
                                       --------------   --------------   --------------   --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $   10,742,304   $   14,278,644   $   64,653,289   $   35,016,533
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      753,519   $            0   $      855,346   $    2,220,163
   Mortality and expense risk and
    administrative charges                   (169,566)        (157,595)        (809,178)        (618,566)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  583,953         (157,595)          46,168        1,601,597
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               276,736       (4,331,967)      (6,630,800)       1,222,137
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (368,637)      10,489,147       22,419,897       (2,588,594)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        (91,901)       6,157,180       15,789,097       (1,366,457)
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      492,052   $    5,999,585   $   15,835,265   $      235,140
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
                                         WM VT West
                                        Coast Equity
                                       Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   23,221,818
   Due from (to) American General
    Life Insurance Company                        808
                                       --------------
NET ASSETS                             $   23,222,626
                                       ==============
NET ASSETS ATTRIBUTABLE TO:
   Contract owners - annuity
    reserves                           $            0
   Contract owners - accumulation
    reserves                               23,222,626
                                       --------------
NET ASSETS ATTRIBUTABLE TO CONTRACT
 OWNER RESERVES                        $   23,222,626
                                       ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       53,320
   Mortality and expense risk and
    administrative charges                   (254,338)
                                       --------------
NET INVESTMENT INCOME (LOSS)                 (201,018)
                                       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (758,839)
   Capital gain distributions from
    mutual funds                                    0
   Net unrealized appreciation
    (depreciation) of investments           7,705,072
                                       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      6,946,233
                                       --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    6,745,215
                                       ==============

See accompanying notes.
                                        D
                                       25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          AIM V.I.
                                       International       AIM V.I.
                                       Growth Fund -    Premier Equity      American
                                          Series I      Fund - Series      Century VP
                                           shares          I shares        Value Fund       Ayco Growth
                                          Division         Division         Division       Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      17,414)  ($      85,039)  ($       6,108)  ($       1,635)
   Net realized gain (loss) on
    investments                              (323,139)      (1,092,501)          (6,952)         (10,900)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             880,921        2,892,560          568,016           49,425
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    540,368        1,715,020          554,956           36,890
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   7,542           39,473           18,860                0
   Net transfers from (to) other
    Divisions or fixed rate option            (72,001)        (253,875)         143,968         (210,290)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (171,764)        (736,477)        (177,283)         (11,388)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (236,223)        (950,879)         (14,455)        (221,678)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       304,145          764,141          540,501         (184,788)
NET ASSETS:
   Beginning of year                        2,212,078        8,047,041        2,108,769          184,788
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,516,223    $   8,811,182    $   2,649,270    $           0
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      21,927)  ($     100,195)   $      70,222   ($       1,715)
   Net realized gain (loss) on
    investments                              (454,421)      (1,665,203)         (81,214)         (27,707)
   Capital gain distributions from
    mutual funds                                    0                0            5,010                0
   Net unrealized appreciation
    (depreciation) of investments               3,735       (2,246,178)        (364,091)         (42,186)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (472,613)      (4,011,576)        (370,073)         (71,608)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  47,223          362,992          371,571            3,333
   Net transfers from (to) other
    Divisions or fixed rate option            (86,295)        (490,738)         941,742          130,404
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (256,722)      (1,086,783)         (77,458)         (20,544)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (295,794)      (1,214,529)       1,235,855          113,193
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (768,407)      (5,226,105)         865,782           41,585
NET ASSETS:
   Beginning of year                        2,980,485       13,273,146        1,242,987          143,203
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,212,078    $   8,047,041    $   2,108,769    $     184,788
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                            Dreyfus        Dreyfus VIF
                                       Credit Suisse      Dreyfus IP        Socially        Developing
                                         Small Cap       MidCap Stock     Responsible        Leaders
                                           Growth        Portfolio -     Growth Fund -     Portfolio -
                                         Portfolio      Initial shares   Initial shares   Initial shares
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       5,441)  ($       8,349)  ($      40,527)  ($      60,023)
   Net realized gain (loss) on
    investments                                (7,817)          (2,535)        (432,362)        (712,615)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             163,136          235,781        1,184,105        1,982,417
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    149,878          224,897          711,216        1,209,779
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   4,750           13,486            5,631           20,340
   Net transfers from (to) other
    Divisions or fixed rate option            302,222          195,861         (134,294)        (362,475)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (12,344)         (30,983)        (286,978)        (313,126)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 294,628          178,364         (415,641)        (655,261)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       444,506          403,261          295,575          554,518
NET ASSETS:
   Beginning of year                          247,791          714,853        3,220,133        4,434,291
                                       --------------   --------------   --------------   --------------
   End of year                          $     692,297    $   1,118,114    $   3,515,708    $   4,988,809
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       2,990)  ($       7,900)  ($      52,744)  ($      68,278)
   Net realized gain (loss) on
    investments                               (25,077)         (30,081)        (941,756)      (1,466,399)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (64,892)        (104,479)        (605,718)         257,329
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (92,959)        (142,460)      (1,600,218)      (1,277,348)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  21,948           77,875           81,323          195,024
   Net transfers from (to) other
    Divisions or fixed rate option            118,262          343,269         (503,520)         225,937
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals                (9,408)         (42,862)        (578,322)        (455,265)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 130,802          378,282       (1,000,519)         (34,304)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        37,843          235,822       (2,600,737)      (1,311,652)
NET ASSETS:
   Beginning of year                          209,948          479,031        5,820,870        5,745,943
                                       --------------   --------------   --------------   --------------
   End of year                          $     247,791    $     714,853    $   3,220,133    $   4,434,291
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                          Evergreen        Evergreen
                                        Dreyfus VIF         Offit         Offit VA U.S.
                                        Quality Bond     VA Emerging       Government      Evergreen VA
                                        Portfolio -      Markets Bond      Securities       High Income
                                       Initial shares   Fund - Class 1   Fund - Class 1   Fund - Class 1
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $      375,141   $       31,690   ($       1,022)  $      549,948
   Net realized gain (loss) on
    investments                               170,630          656,232            7,691            8,181
   Capital gain distributions from
    mutual funds                               17,613                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (250,711)        (157,261)          (6,650)         267,242
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    312,673          530,661               19          825,371
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  19,353                0                0                0
   Net transfers from (to) other
    Divisions or fixed rate option            (67,519)      (4,860,740)        (376,609)               0
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (1,125,913)        (539,719)        (156,467)      (3,106,190)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,174,079)      (5,400,459)        (533,076)      (3,106,190)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (861,406)      (4,869,798)        (533,057)      (2,280,819)
NET ASSETS:
   Beginning of year                        8,697,179        4,869,798          533,057        7,482,818
                                       --------------   --------------   --------------   --------------
   End of year                         $    7,835,773   $            0    $           0   $    5,201,999
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      307,710   $       42,000   ($         562)  $      193,706
   Net realized gain (loss) on
    investments                                47,147           17,993                0            5,616
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             157,968          157,261            6,650          (79,952)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    512,825          217,254            6,088          119,370
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 277,545                0                0                0
   Net transfers from (to) other
    Divisions or fixed rate option          1,253,320        5,280,914          527,037        7,886,061
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (564,281)        (628,370)             (68)        (522,613)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 966,584        4,652,544          526,969        7,363,448
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,479,409        4,869,798          533,057        7,482,818
NET ASSETS:
   Beginning of year                        7,217,770                0                0                0
                                       --------------   --------------   --------------   --------------
   End of year                         $    8,697,179   $    4,869,798    $     533,057   $    7,482,818
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                          Fidelity VIP     Fidelity VIP
                                        Evergreen VA     Fidelity VIP     Asset Manager    Contrafund
                                         Strategic       Asset Manager     Portfolio -     Portfolio -
                                           Income         Portfolio -       Service          Service
                                       Fund - Class 1       Initial          Class 2         Class 2
                                          Division      Class Division      Division         Division

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($          47)  $        2,478   $       20,759   ($      28,029)
   Net realized gain (loss) on
    investments                                   482           (1,289)         (13,056)             678
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 160           18,385          140,749          666,662
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                        595           19,574          148,452          639,311
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0                0           18,554           23,413
   Net transfers from (to) other
    Divisions or fixed rate option                  1                1           65,332          671,797
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals                (8,221)          (1,343)         (79,725)        (253,089)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (8,220)          (1,342)           4,161          442,121
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        (7,625)          18,232          152,613        1,081,432
NET ASSETS:
   Beginning of year                            7,625          121,853          948,569        2,102,450
                                       --------------   --------------   --------------   --------------
   End of year                          $           0   $      140,085   $    1,101,182    $   3,183,882
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $         298   $        2,870   $        9,585   ($      15,544)
   Net realized gain (loss) on
    investments                                     0          (14,788)         (36,505)         (60,294)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                (160)          (2,009)         (74,627)        (191,077)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                        138          (13,927)        (101,547)        (266,915)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0              660          158,444          346,029
   Net transfers from (to) other
    Divisions or fixed rate option              7,586                0          493,339          758,372
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals                   (99)        (100,772)         (59,155)        (123,961)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                   7,487         (100,112)         592,628          980,440
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         7,625         (114,039)         491,081          713,525
NET ASSETS:
   Beginning of year                                0          235,892          457,488        1,388,925
                                       --------------   --------------   --------------   --------------
   End of year                          $       7,625   $      121,853   $      948,569    $   2,102,450
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                        Fidelity VIP     Fidelity VIP                      Fidelity VIP
                                       Equity-Income        Growth        Fidelity VIP       Overseas
                                         Portfolio -     Portfolio -       Index 500        Portfolio -
                                          Service          Service         Portfolio -       Initial
                                          Class 2          Class 2       Initial Class        Class
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        9,948   ($      30,689)  ($         122)  ($         336)
   Net realized gain (loss) on
    investments                              (135,015)        (135,596)            (558)         (29,218)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           1,014,703          839,171           17,265           38,715
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    889,636          672,886           16,585            9,161
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  28,728           12,330                0                0
   Net transfers from (to) other
    Divisions or fixed rate option            338,427          413,130                0          (44,668)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (364,985)        (289,157)          (2,900)            (186)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                   2,170          136,303           (2,900)         (44,854)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       891,806          809,189           13,685          (35,693)
NET ASSETS:
   Beginning of year                        3,203,371        2,184,500           63,955           66,386
                                       --------------   --------------   --------------   --------------
   End of year                         $    4,095,177    $   2,993,689    $      77,640    $      30,693
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       10,164   ($      40,912)  ($         375)  ($         502)
   Net realized gain (loss) on
    investments                              (119,606)        (692,527)           9,366           (6,199)
   Capital gain distributions from
    mutual funds                               67,878                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (629,440)        (557,124)         (30,477)         (13,078)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (671,004)      (1,290,563)         (21,486)         (19,779)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 545,974          325,763            1,180              864
   Net transfers from (to) other
    Divisions or fixed rate option            587,383        1,136,680                0           (7,242)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (210,368)      (1,802,587)        (101,697)          (6,288)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 922,989         (340,144)        (100,517)         (12,666)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       251,985       (1,630,707)        (122,003)         (32,445)
NET ASSETS:
   Beginning of year                        2,951,386        3,815,207          185,958           98,831
                                       --------------   --------------   --------------   --------------
   End of year                         $    3,203,371    $   2,184,500    $      63,955    $      66,386
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          Franklin         Franklin                         Janus Aspen
                                        Templeton -      Templeton -                          Series
                                         Templeton        Templeton                        International
                                          Foreign        Global Asset                         Growth
                                         Securities       Allocation      Goldman Sachs     Portfolio -
                                       Fund - Class 2   Fund - Class 2   Capital Growth   Service Shares
                                          Division         Division       Fund Division      Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        4,404   $       20,523   ($          81)  ($       1,021)
   Net realized gain (loss) on
    investments                               (59,704)         (87,100)               2           (9,933)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             430,189          521,037            4,006           89,670
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    374,889          454,460            3,927           78,716
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   6,189            9,916                0            4,427
   Net transfers from (to) other
    Divisions or fixed rate option            208,966           16,274          179,036            5,118
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (34,900)        (215,753)               0          (14,914)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 180,255         (189,563)         179,036           (5,369)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       555,144          264,897          182,963           73,347
NET ASSETS:
   Beginning of year                        1,147,655        1,649,880                0          243,522
                                       --------------   --------------   --------------   --------------
   End of year                         $    1,702,799   $    1,914,777    $     182,963    $     316,869
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $        4,974   $        8,072    $           0   ($       2,209)
   Net realized gain (loss) on
    investments                              (490,769)        (107,932)               0          (45,658)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             134,600          (10,946)               0          (40,952)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (351,195)        (110,806)               0          (88,819)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  35,919           26,876                0           36,166
   Net transfers from (to) other
    Divisions or fixed rate option            (88,966)         (46,578)               0           17,682
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (202,386)        (282,932)               0          (25,935)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (255,433)        (302,634)               0           27,913
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (606,628)        (413,440)               0          (60,906)
NET ASSETS:
   Beginning of year                        1,754,283        2,063,320                0          304,428
                                       --------------   --------------   --------------   --------------
   End of year                         $    1,147,655   $    1,649,880    $           0    $     243,522
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                         Janus Aspen
                                        Janus Aspen         Series
                                       Series Mid Cap     Worldwide
                                           Growth           Growth          JPMorgan
                                         Portfolio-       Portfolio-     Small Company     LEVCO Equity
                                       Service Shares   Service Shares      Portfolio       Value Fund
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      10,418)  ($       4,246)  ($       3,034)  ($       1,018)
   Net realized gain (loss) on
    investments                               (63,259)         (96,384)          (3,415)         (27,278)
   Capital gain distributions from
    mutual funds                                    0                0                0              559
   Net unrealized appreciation
    (depreciation) of investments             298,657          257,787           75,133           51,489
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    224,980          157,157           68,684           23,752
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  16,362              328              250                0
   Net transfers from (to) other
    Divisions or fixed rate option             47,914         (111,837)          33,553            5,291
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (92,115)         (86,079)          (5,028)        (141,622)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (27,839)        (197,588)          28,775         (136,331)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       197,141          (40,431)          97,459         (112,579)
NET ASSETS:
   Beginning of year                          688,959          843,678          194,385          147,331
                                       --------------   --------------   --------------   --------------
   End of year                          $     886,100    $     803,247    $     291,844    $      34,752
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       9,490)  ($       6,498)  ($       1,294)  ($         713)
   Net realized gain (loss) on
    investments                              (106,603)         (49,010)            (894)         (37,558)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (158,560)        (243,709)         (46,084)         (42,884)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (274,653)        (299,217)         (48,272)         (81,155)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 108,892           72,092           28,469                0
   Net transfers from (to) other
    Divisions or fixed rate option            113,715          172,091          116,627           49,985
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (74,820)         (81,968)          (2,784)         (91,111)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 147,787          162,215          142,312          (41,126)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (126,866)        (137,002)          94,040         (122,281)
NET ASSETS:
   Beginning of year                          815,825          980,680          100,345          269,612
                                       --------------   --------------   --------------   --------------
   End of year                          $     688,959    $     843,678    $     194,385    $     147,331
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          MFS VIT
                                          Capital          MFS VIT        MFS VIT New        MFS VIT
                                       Opportunities       Emerging        Discovery         Research
                                           Series       Growth Series        Series           Series
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      17,699)  ($      74,513)  ($      10,406)  ($       5,905)
   Net realized gain (loss) on
    investments                               (77,450)      (1,260,887)         (29,020)         (77,058)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             463,402        2,713,975          259,468          273,332
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    368,253        1,378,575          220,042          190,369
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  14,814           42,966           12,367           11,941
   Net transfers from (to) other
    Divisions or fixed rate option             47,251         (142,220)         (43,313)             (91)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (114,129)        (415,100)         (65,407)        (185,139)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (52,064)        (514,354)         (96,353)        (173,289)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       316,189          864,221          123,689           17,080
NET ASSETS:
   Beginning of year                        1,458,179        5,161,449          699,140          928,118
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,774,368    $   6,025,670    $     822,829    $     945,198
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      20,717)  ($      88,528)  ($      10,923)  ($      10,327)
   Net realized gain (loss) on
    investments                              (181,605)      (3,038,802)         (53,684)        (108,688)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (425,214)         (37,980)        (258,190)        (209,142)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (627,536)      (3,165,310)        (322,797)        (328,157)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 290,006          251,150           94,345          224,810
   Net transfers from (to) other
    Divisions or fixed rate option            266,543         (778,068)         219,312          139,248
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (162,403)        (866,214)         (57,524)        (116,040)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal transactions        394,146       (1,393,132)         256,133          248,018
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (233,390)      (4,558,442)         (66,664)         (80,139)
NET ASSETS:
   Beginning of year                        1,691,569        9,719,891          765,804        1,008,257
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,458,179    $   5,161,449    $     699,140    $     928,118
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                           Neuberger        Neuberger        Neuberger
                                          Navellier       Berman AMT       Berman AMT       Berman AMT
                                           Growth          Balanced      Mid-Cap Growth      Partners
                                          Portfolio        Portfolio        Portfolio        Portfolio
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       9,796)  $           42   ($       7,116)  ($         124)
   Net realized gain (loss) on
    investments                              (269,817)              (4)         (10,296)         (13,085)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           1,126,014            1,232          136,101           12,813
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    846,401            1,270          118,689             (396)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  72,611                0            5,250                0
   Net transfers from (to) other
    Divisions or fixed rate option           (103,025)               0          245,360                1
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (440,937)             (13)         (15,949)         (27,608)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal transactions       (471,351)             (13)         234,661          (27,607)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       375,050            1,257          353,350          (28,003)
NET ASSETS:
   Beginning of year                        2,173,132            8,780          394,043           30,513
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,548,182   $       10,037    $     747,393    $       2,510
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       6,197)  $           26   ($       3,506)  ($         349)
   Net realized gain (loss) on
    investments                            (1,065,378)               0          (64,324)          (5,964)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             530,626           (1,994)         (72,988)          (5,777)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (540,949)          (1,968)        (140,818)         (12,090)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0              500           77,739              698
   Net transfers from (to) other
    Divisions or fixed rate option           (141,365)               0          162,532           (8,144)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (201,955)             (13)         (37,329)          (4,523)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (343,320)             487          202,942          (11,969)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (884,269)          (1,481)          62,124          (24,059)
NET ASSETS:
   Beginning of year                        3,057,401           10,261          331,919           54,572
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,173,132   $        8,780    $     394,043    $      30,513
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                          OFFIT VIF                        OFFIT VIF      OFFIT VIF U.S.
                                          Emerging      OFFIT VIF High       Total          Government
                                        Markets Bond      Yield Fund      Return Fund       Securities
                                       Fund Division       Division         Division      Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $            0   $            0   $            0   $            0
   Net realized gain (loss) on
    investments                                     0                0                0                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                          0                0                0                0
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0                0                0                0
   Net transfers from (to) other
 Divisions or fixed rate option                     0                0                0                0
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals                     0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                       0                0                0                0
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                             0                0                0                0
NET ASSETS:
   Beginning of year                                0                0                0                0
                                       --------------   --------------   --------------   --------------
   End of year                         $            0   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      470,210   $      997,391   $          830   $       25,693
   Net realized gain (loss) on
    investments                            (1,175,905)      (5,589,705)            (632)       1,097,352
   Capital gain distributions from
    mutual funds                                    0                0                0            1,629
   Net unrealized appreciation
    (depreciation) of investments             173,677        4,510,953              307         (928,151)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (532,018)         (81,361)             505          196,523
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0           21,008                0          100,000
   Net transfers from (to) other
    Divisions or fixed rate option         (5,320,477)      (7,867,923)          (7,562)          19,257
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (1,031,054)     (15,183,818)            (990)     (12,135,601)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (6,351,531)     (23,030,733)          (8,552)     (12,016,344)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (6,883,549)     (23,112,094)          (8,047)     (11,819,821)
NET ASSETS:
   Beginning of year                        6,883,549       23,112,094            8,047       11,819,821
                                       --------------   --------------   --------------   --------------
   End of year                         $            0   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                       PIMCO VIT Real     PIMCO VIT        PIMCO VIT        Putnam VT
                                           Return         Short-Term      Total Return     Growth and
                                         Portfolio-       Portfolio -      Portfolio -     Income Fund -
                                       Administrative   Administrative   Administrative      Class IB
                                       Class Division   Class Division   Class Division      Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $      142,740   $        6,780   $       92,660   $       11,060
   Net realized gain (loss) on
    investments                               159,097            1,811           30,355          (73,910)
   Capital gain distributions from
    mutual funds                               30,283            1,818           19,887                0
   Net unrealized appreciation
    (depreciation) of investments              42,064            1,375           32,583          617,448
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    374,184           11,784          175,485          554,598
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  30,649           12,178           20,554           21,599
   Net transfers from (to) other
    Divisions or fixed rate option            (98,048)        (396,696)         217,668          215,902
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (653,695)        (162,067)        (593,681)        (262,046)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (721,094)        (546,585)        (355,459)         (24,545)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (346,910)        (534,801)        (179,974)         530,053
NET ASSETS:
   Beginning of year                        5,201,442        1,897,788        4,903,884        2,212,145
                                       --------------   --------------   --------------   --------------
   End of year                         $    4,854,532   $    1,362,987   $    4,723,910   $    2,742,198
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      133,068   $       21,783   $      164,618   $       14,546
   Net realized gain (loss) on
    investments                                43,545              317           17,429         (212,986)
   Capital gain distributions from
    mutual funds                                2,841            1,016           11,702                0
   Net unrealized appreciation
    (depreciation) of investments             435,361            5,245          122,955         (430,599)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    614,815           28,361          316,704         (629,039)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 597,100          214,628          647,642          417,051
   Net transfers from (to) other
    Divisions or fixed rate option          1,881,059        1,073,684        1,467,519          623,237
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (490,769)         (48,125)        (300,532)         (94,002)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               1,987,390        1,240,187        1,814,629          946,286
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     2,602,205        1,268,548        2,131,333          317,247
NET ASSETS:
   Beginning of year                        2,599,237          629,240        2,772,551        1,894,898
                                       --------------   --------------   --------------   --------------
   End of year                         $    5,201,442   $    1,897,788   $    4,903,884   $    2,212,145
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                         Putnam VT
                                        International                                       Safeco RST
                                         Growth and                        Safeco RST        Growth
                                       Income Fund -     Royce Small-     Core Equity     Opportunities
                                          Class IB       Cap Portfolio      Portfolio       Portfolio
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)         $         438    $      35,751   ($       8,525)  ($      35,745)
   Net realized gain (loss) on
    investments                               (12,905)          17,067         (147,079)        (184,327)
   Capital gain distributions from
    mutual funds                                    0              532                0                0
   Net unrealized appreciation
    (depreciation) of investments             155,851          162,809          603,368        1,154,307
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    143,384          216,159          447,764          934,235
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                     160           95,541            1,835           12,320
   Net transfers from (to) other
    Divisions or fixed rate option             22,373                0          (68,682)          63,815
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (21,778)        (115,078)        (173,577)        (221,510)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                     755          (19,537)        (240,424)        (145,375)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       144,139          196,622          207,340          788,860
NET ASSETS:
   Beginning of year                          393,960          485,160        2,131,647        2,488,241
                                       --------------   --------------   --------------   --------------
   End of year                          $     538,099    $     681,782    $   2,338,987    $   3,277,101
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       3,248)  ($       2,915)  ($       8,758)  ($      44,093)
   Net realized gain (loss) on
    investments                               (24,306)         (28,799)        (225,025)        (364,186)
   Capital gain distributions from
    mutual funds                                    0            2,562                0           13,725
   Net unrealized appreciation
    (depreciation) of investments             (39,669)         (47,571)        (635,640)      (1,339,493)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (67,223)         (76,723)        (869,423)      (1,734,047)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  29,386          114,822           28,826          144,439
   Net transfers from (to) other
    Divisions or fixed rate option            169,041         (137,747)         (58,248)          15,477
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (13,773)               0         (304,762)        (453,817)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 184,654          (22,925)        (334,184)        (293,901)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       117,431          (99,648)      (1,203,607)      (2,027,948)
NET ASSETS:
   Beginning of year                          276,529          584,808        3,335,254        4,516,189
                                       --------------   --------------   --------------   --------------
   End of year                          $     393,960    $     485,160    $   2,131,647    $   2,488,241
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                         UIF Emerging
                                       UIF Core Plus        Markets        UIF Equity       UIF Global
                                        Fixed Income        Equity           Growth        Value Equity
                                        Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                          Class I           Class I          Class I          Class I
                                         Division          Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      23,541)  ($      21,138)  ($     153,179)  ($      69,505)
   Net realized gain (loss) on
    investments                                71,838         (289,511)        (940,655)        (192,350)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              77,688          920,821        3,407,140        1,665,649
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    125,985          610,172        2,313,306        1,403,794
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   1,815            1,627           27,367           11,661
   Net transfers from (to) other
    Divisions or fixed rate option            395,822          (26,248)        (149,220)         (22,845)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (666,098)        (248,037)      (1,129,614)        (745,643)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (268,461)        (272,658)      (1,251,467)        (756,827)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (142,476)         337,514        1,061,839          646,967
NET ASSETS:
   Beginning of year                        4,003,470        1,533,568       10,808,297        5,717,568
                                       --------------   --------------   --------------   --------------
   End of year                          $   3,860,994    $   1,871,082    $  11,870,136    $   6,364,535
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $     103,608   ($      28,739)  ($     179,819)  ($      17,877)
   Net realized gain (loss) on
    investments                                36,125         (103,409)      (1,349,114)        (177,781)
   Capital gain distributions from
    mutual funds                               22,264                0                0           65,103
   Net unrealized appreciation
    (depreciation) of investments              73,773          (50,509)      (3,680,794)      (1,191,048)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    235,770         (182,657)      (5,209,727)      (1,321,603)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   9,130           36,255           68,994           51,196
   Net transfers from (to) other
    Divisions or fixed rate option            415,111         (398,882)        (805,988)        (242,514)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (651,768)        (191,478)      (2,463,946)        (874,595)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (227,527)        (554,105)      (3,200,940)      (1,065,913)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         8,243         (736,762)      (8,410,667)      (2,387,516)
NET ASSETS:
   Beginning of year                        3,995,227        2,270,330       19,218,964        8,105,084
                                       --------------   --------------   --------------   --------------
   End of year                          $   4,003,470    $   1,533,568    $  10,808,297    $   5,717,568
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                             UIF
                                                        International     UIF U.S. Mid     UIF U.S. Real
                                       UIF High Yield      Magnum          Cap Value          Estate
                                        Portfolio -      Portfolio -      Portfolio -       Portfolio -
                                          Class I          Class I          Class I          Class I
                                         Division         Division          Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      88,580)  ($      44,595)  ($     163,640)  ($      49,332)
   Net realized gain (loss) on
    investments                              (976,212)        (315,450)        (230,684)          69,247
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           2,423,671        1,187,456        4,357,743        1,068,551
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  1,358,879          827,411        3,963,419        1,088,466
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   3,385            1,623           16,820            8,730
   Net transfers from (to) other
    Divisions or fixed rate option             (8,001)         (64,049)        (299,523)        (188,255)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (852,045)        (446,905)      (1,281,100)        (372,371)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (856,661)        (509,331)      (1,563,803)        (551,896)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       502,218          318,080        2,399,616          536,570
NET ASSETS:
   Beginning of year                        6,226,969        3,649,437       11,162,303        3,487,506
                                       --------------   --------------   --------------   --------------
   End of year                          $   6,729,187    $   3,967,517    $  13,561,919    $   4,024,076
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $     510,917   ($      25,563)  ($     206,183)   $      65,161
   Net realized gain (loss) on
    investments                            (1,238,201)        (373,767)        (916,957)          98,548
   Capital gain distributions from
    mutual funds                                    0                0                0           72,611
   Net unrealized appreciation
    (depreciation) of investments              30,502         (534,990)      (4,335,475)        (305,720)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (696,782)        (934,320)      (5,458,615)         (69,400)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  22,468            2,153           15,999           19,040
   Net transfers from (to) other
    Divisions or fixed rate option           (381,612)        (640,641)      (1,155,414)         (63,903)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (902,356)        (608,926)      (2,084,670)        (445,059)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,261,500)      (1,247,414)      (3,224,085)        (489,922)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,958,282)      (2,181,734)      (8,682,700)        (559,322)
NET ASSETS:
   Beginning of year                        8,185,251        5,831,171       19,845,003        4,046,828
                                       --------------   --------------   --------------   --------------
   End of year                          $   6,226,969    $   3,649,437    $  11,162,303    $   3,487,506
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                            VALIC
                                         UIF Value       Company I -          VALIC           VALIC
                                        Portfolio -     International      Company I -     Company I -
                                          Class I          Equities       Mid Cap Index   Money Market I
                                         Division       Fund Division    Fund Division     Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($     139,371)  $          874   ($      36,080)  ($      87,337)
   Net realized gain (loss) on
    investments                              (221,057)        (227,466)        (459,459)               0
   Capital gain distributions from
    mutual funds                                    0                0           49,390                0
   Net unrealized appreciation
    (depreciation) of investments           3,238,067          417,884        2,051,318                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  2,877,639          191,292        1,605,169          (87,337)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  19,522           15,089           31,488          109,980
   Net transfers from (to) other
    Divisions or fixed rate option           (109,663)         (28,959)           9,315        3,886,291
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (1,049,015)         (99,569)        (575,942)     (11,822,031)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,139,156)        (113,439)        (535,139)      (7,825,760)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,738,483           77,853        1,070,030       (7,913,097)
NET ASSETS:
Beginning of year                           9,736,288          809,176        5,419,899       17,324,654
                                       --------------   --------------   --------------   --------------
End of year                             $  11,474,771    $     887,029    $   6,489,929    $   9,411,557
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      55,755)  ($       8,941)  ($      45,731)  ($      11,584)
   Net realized gain (loss) on
    investments                              (316,252)        (232,865)      (1,207,961)               0
   Capital gain distributions from
    mutual funds                                    0                0          195,684                0
   Net unrealized appreciation
    (depreciation) of investments          (2,779,411)          19,820         (107,506)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (3,151,418)        (221,986)      (1,165,514)         (11,584)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  15,478           45,488          213,845          617,458
   Net transfers from (to) other
    Divisions or fixed rate option            222,358          (51,523)        (945,291)         650,182
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (1,180,861)        (130,809)        (698,876)      (3,823,914)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (943,025)        (136,844)      (1,430,322)      (2,556,274)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (4,094,443)        (358,830)      (2,595,836)      (2,567,858)
NET ASSETS:
   Beginning of year                       13,830,731        1,168,006        8,015,735       19,892,512
                                       --------------   --------------   --------------   --------------
   End of year                          $   9,736,288    $     809,176    $   5,419,899    $  17,324,654
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                           VALIC            VALIC           VALIC             VALIC
                                         Company I -     Company I -      Company I -       Company I -
                                         Nasdaq-100       Science &       Small Cap           Social
                                         Index Fund      Technology       Index Fund        Awareness
                                          Division      Fund Division      Division        Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       9,977)  ($       6,378)  ($       3,661)  ($          29)
   Net realized gain (loss) on
    investments                              (105,643)         (60,166)          (9,510)             (26)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             388,145          254,135          197,257              596
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    272,525          187,591          184,086              541
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   4,279            2,344                0                0
   Net transfers from (to) other
    Divisions or fixed rate option            268,845            2,476          236,248                1
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (107,835)         (42,964)         (18,774)              (2)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 165,289          (38,144)         217,474               (1)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       437,814          149,447          401,560              540
NET ASSETS:
   Beginning of year                          548,088          391,511          361,908            2,044
                                       --------------   --------------   --------------   --------------
   End of year                          $     985,902    $     540,958    $     763,468    $       2,584
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       8,285)  ($       4,223)  ($       1,296)   $          36
   Net realized gain (loss) on
    investments                              (202,513)         (41,429)         (73,721)               0
   Capital gain distributions from
    mutual funds                                    0                0                0                6
   Net unrealized appreciation
    (depreciation) of investments            (123,580)        (168,969)          (7,516)            (710)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (334,378)        (214,621)         (82,533)            (668)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  66,355           40,104            7,364                0
   Net transfers from (to) other
    Divisions or fixed rate option            104,973          146,438          179,598               (1)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (47,961)         (45,452)         (35,354)              (2)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 123,367          141,090          151,608               (3)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (211,011)         (73,531)          69,075             (671)
NET ASSETS:
   Beginning of year                          759,099          465,042          292,833            2,715
                                       --------------   --------------   --------------   --------------
   End of year                          $     548,088    $     391,511    $     361,908    $       2,044
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                           VALIC                                           Van Kampen
                                        Company I -       Van Kampen       Van Kampen      High Income
                                        Stock Index      Comstock Fund   Corporate Bond   Corporate Bond
                                       Fund Division       Division      Fund Division    Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)         $      13,691   $       28,153   $       20,949   $      455,217
   Net realized gain (loss) on
    investments                              (695,343)         (27,226)          (3,939)        (205,178)
   Capital gain distributions from
    mutual funds                               25,005                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           2,582,672        1,626,921           16,131        1,029,805
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  1,926,025        1,627,848           33,141        1,279,844
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  72,800                0                0            1,784
   Net transfers from (to) other
    Divisions or fixed rate option           (212,834)        (893,216)               3                3
   Mortality reserve transfers                      0                0                0            7,015
   Terminations and withdrawals              (655,029)        (158,111)        (214,911)        (240,467)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (795,063)      (1,051,327)        (214,908)        (231,665)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,130,962          576,521         (181,767)       1,048,179
NET ASSETS:
   Beginning of year                        7,941,865        5,848,410          479,467        5,604,446
                                       --------------   --------------   --------------   --------------
   End of year                          $   9,072,827   $    6,424,931   $      297,700   $    6,652,625
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      18,254)  $       62,380   $       21,739   $      647,338
   Net realized gain (loss) on
    investments                            (1,201,811)        (233,535)             (81)        (512,870)
   Capital gain distributions from
    mutual funds                              205,445           31,647                0                0
   Net unrealized appreciation
    (depreciation) of investments          (1,740,694)      (1,479,255)          (9,740)        (823,149)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (2,755,314)      (1,618,763)          11,918         (688,681)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 641,862                0                0            1,784
   Net transfers from (to) other
    Divisions or fixed rate option           (382,644)         686,404           69,313          (55,917)
   Mortality reserve transfers                      0            7,525                0           10,692
   Terminations and withdrawals            (1,287,456)         (72,630)               0         (512,600)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,028,238)         621,299           69,313         (556,041)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (3,783,552)        (997,464)          81,231       (1,244,722)
NET ASSETS:
   Beginning of year                       11,725,417        6,845,874          398,236        6,849,168
                                       --------------   --------------   --------------   --------------
   End of year                          $   7,941,865   $    5,848,410   $      479,467   $    5,604,446
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                        Van Kampen LIT   Van Kampen LIT   Van Kampen LIT
                                                            Asset           Domestic         Emerging
                                                          Allocation         Income           Growth
                                         Van Kampen      Portfolio -      Portfolio -      Portfolio -
                                        Reserve Fund       Class 1          Class 1          Class I
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       2,506)   $           0    $           0   ($     269,223)
   Net realized gain (loss) on
    investments                                     0                0                0       (1,057,462)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0                0        5,585,270
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (2,506)               0                0        4,258,585
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0                0                0           19,818
   Net transfers from (to) other
    Divisions or fixed rate option            918,186                0                0       (1,131,977)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (165,076)               0                0       (1,908,523)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 753,110                0                0       (3,020,682)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       750,604                0                0        1,237,903
NET ASSETS:
   Beginning of year                          484,992                0                0       18,478,077
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,235,596    $           0    $           0    $  19,715,980
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $       2,167    $      28,909    $     524,754   ($     256,323)
   Net realized gain (loss) on
    investments                                     0         (180,350)        (628,424)        (734,224)
   Capital gain distributions from
    mutual funds                                    0            2,237                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0          128,618           52,455       (9,845,851)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      2,167          (20,586)         (51,215)     (10,836,398)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0              500           17,152           27,443
   Net transfers from (to) other
    Divisions or fixed rate option           (949,427)        (754,680)      (7,695,885)      (2,735,473)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals               (69,258)         (90,460)        (288,448)      (3,104,291)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,018,685)        (844,640)      (7,967,181)      (5,812,321)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,016,518)        (865,226)      (8,018,396)     (16,648,719)
NET ASSETS:
   Beginning of year                        1,501,510          865,226        8,018,396       35,126,796
                                       --------------   --------------   --------------   --------------
   End of year                          $     484,992    $           0    $           0    $  18,478,077
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                         Van Kampen LIT
                                       Van Kampen LIT   Van Kampen LIT     Growth and     Van Kampen LIT
                                         Enterprise       Government        Income         Money Market
                                         Portfolio -      Portfolio -     Portfolio -       Portfolio
                                          Class I          Class I          Class I          Class I
                                          Division         Division        Division          Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($     184,218)  $      438,878   ($     190,556)  ($      46,888)
   Net realized gain (loss) on
    investments                            (2,111,415)         268,152          336,822                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           6,921,682         (654,029)      10,871,160                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  4,626,049           53,001       11,017,426          (46,888)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  29,470           20,400           61,360           23,953
   Net transfers from (to) other
    Divisions or fixed rate option           (414,417)        (511,218)         440,776         (663,237)
   Mortality reserve transfers                 34,013            7,785                0                0
   Terminations and withdrawals            (1,998,952)      (2,297,440)      (5,073,230)      (1,897,090)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal transactions     (2,349,886)      (2,780,473)      (4,571,094)      (2,536,374)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     2,276,163       (2,727,472)       6,446,332       (2,583,262)
NET ASSETS:
   Beginning of year                       20,805,428       13,947,514       45,518,978        8,135,880
                                       --------------   --------------   --------------   --------------
   End of year                          $  23,081,591   $   11,220,042    $  51,965,310    $   5,552,618
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($     226,599)  $      109,468   ($     237,330)  ($       6,897)
   Net realized gain (loss) on
    investments                            (3,602,610)         214,153          110,606                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments          (6,211,403)         616,910       (9,407,805)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                (10,040,612)         940,531       (9,534,529)          (6,897)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  39,249           13,140          146,757           28,208
   Net transfers from (to) other
    Divisions or fixed rate option           (825,394)       8,486,125       12,131,743        2,153,476
   Mortality reserve transfers                  7,558                0                0           12,015
   Terminations and withdrawals            (3,412,728)      (1,738,760)      (5,603,008)      (3,247,670)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal transactions     (4,191,315)       6,760,505        6,675,492       (1,053,971)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                   (14,231,927)       7,701,036       (2,859,037)      (1,060,868)
NET ASSETS:
   Beginning of year                       35,037,355        6,246,478       48,378,015        9,196,748
                                       --------------   --------------   --------------   --------------
   End of year                          $  20,805,428   $   13,947,514    $  45,518,978    $   8,135,880
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                       Van Kampen LIT
                                         Strategic                           WM VT            WM VT
                                           Stock            WM VT         Conservative     Conservative
                                         Portfolio -      Balanced          Balanced          Growth
                                          Class I         Portfolio         Portfolio       Portfolio
                                         Division         Division          Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $            0   $    2,638,085    $      78,302   $    1,433,141
   Net realized gain (loss) on
    investments                                     0       (5,322,554)          22,256      (14,262,361)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0       51,180,952        1,589,050       57,076,953
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                          0       48,496,483        1,689,608       44,247,733
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                       0          738,053           29,206          422,142
   Net transfers from (to) other
    Divisions or fixed rate option                  0        4,062,362           (2,364)      (7,909,520)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals                     0      (38,607,816)      (1,233,335)     (26,608,412)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                       0      (33,807,401)      (1,206,493)     (34,095,790)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                             0       14,689,082          483,115       10,151,943
NET ASSETS:
   Beginning of year                                0      257,199,200       12,285,690      191,794,046
                                       --------------   --------------   --------------   --------------
   End of year                         $            0   $  271,888,282    $  12,768,805   $  201,945,989
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      228,339   $    2,451,955   ($      88,210)  $    4,530,974
   Net realized gain (loss) on
    investments                               493,474       (3,989,136)        (141,400)     (15,669,539)
   Capital gain distributions from
    mutual funds                                    0                0           18,618          406,398
   Net unrealized appreciation
    (depreciation) of investments            (255,597)     (33,334,451)        (291,654)     (38,951,727)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    466,216      (34,871,632)        (502,646)     (49,683,894)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 117,379        1,379,691           13,301          762,941
   Net transfers from (to) other
    Divisions or fixed rate option        (12,019,444)      (5,299,444)       1,537,717      (24,370,603)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals              (406,499)     (48,773,229)      (2,062,898)     (38,545,390)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                             (12,308,564)     (52,692,982)        (511,880)     (62,153,052)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                   (11,842,348)     (87,564,614)      (1,014,526)    (111,836,946)
NET ASSETS:
   Beginning of year                       11,842,348      344,763,814       13,300,216      303,630,992
                                       --------------   --------------   --------------   --------------
   End of year                         $            0   $  257,199,200    $  12,285,690   $  191,794,046
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                        WM VT Flexible
                                        WM VT Equity        Income       WM VT Growth &
                                        Income Fund        Portfolio      Income Fund      WM VT Growth
                                          Division         Division         Division      Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $      267,149    $     758,684   ($      58,420)  ($     680,860)
   Net realized gain (loss) on
    investments                               419,877        1,589,897       (2,424,317)     (24,222,121)
   Capital gain distributions from
    mutual funds                               33,746                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           4,029,700        4,524,640       13,109,794       36,676,210
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  4,750,472        6,873,221       10,627,057       11,773,229
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  49,081          456,623           45,608          109,349
   Net transfers from (to) other
    Divisions or fixed rate option            470,545       (4,199,967)      (3,414,319)      (2,966,394)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (2,179,320)      (9,947,418)      (7,760,558)      (7,713,457)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,659,694)     (13,690,762)     (11,129,269)     (10,570,502)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                                 3,090,778       (6,817,541)        (502,212)       1,202,727
NET ASSETS:
   Beginning of year                       17,860,466       66,054,789       50,959,053       50,763,531
                                       --------------   --------------   --------------   --------------
   End of year                         $   20,951,244    $  59,237,248    $  50,456,841    $  51,966,258
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      173,711   ($     475,780)  ($     448,462)  ($     968,213)
   Net realized gain (loss)
    on investments                            417,829          289,846       (3,746,351)     (54,254,586)
   Capital gain distributions
    from mutual funds                        (119,301)               0                0                0
   Net unrealized appreciation
    (depreciation) of investments          (3,759,171)         836,077      (14,330,095)      24,074,829
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net
 assets resulting from operations          (3,286,932)         650,143      (18,524,908)     (31,147,970)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  64,852          226,532          146,758          189,291
   Net transfers from (to) other
    Divisions or fixed rate option          3,339,315       17,446,226       (5,741,234)     (10,410,943)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (3,595,496)      (8,463,674)     (14,797,312)     (15,749,479)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (191,329)       9,209,084      (20,391,788)     (25,971,131)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS                                (3,478,261)       9,859,227      (38,916,696)     (57,119,101)
NET ASSETS:
   Beginning of year                       21,338,727       56,195,562       89,875,749      107,882,632
                                       --------------   --------------   --------------   --------------
   End of year                         $   17,860,466    $  66,054,789    $  50,959,053    $  50,763,531
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                            WM VT
                                                        International     WM VT Mid Cap    WM VT Money
                                        WM VT Income     Growth Fund       Stock Fund      Market Fund
                                       Fund Division       Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $    1,266,502   ($       3,916)  ($      62,412)  ($     161,154)
   Net realized gain (loss) on
    investments                               959,240       (1,170,341)          77,393                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (24,624)       3,430,627        1,335,525                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  2,201,118        2,256,370        1,350,506         (161,154)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 127,637            8,593           15,950           18,815
   Net transfers from (to) other
    Divisions or fixed rate option            806,312         (183,426)        (250,364)      (1,958,180)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (5,477,421)      (1,640,933)        (670,158)     (11,715,460)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (4,543,472)      (1,815,766)        (904,572)     (13,654,825)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (2,342,354)         440,604          445,934      (13,815,979)
NET ASSETS:
   Beginning of year                       28,888,534        8,189,804        6,051,962       29,592,590
                                       --------------   --------------   --------------   --------------
   End of year                         $   26,546,180    $   8,630,408    $   6,497,896    $  15,776,611
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      910,020   ($      23,249)   $      49,008   ($       4,741)
   Net realized gain (loss) on
    investments                               290,330       (1,598,842)          98,527                0
   Capital gain distributions from
    mutual funds                                    0                0           36,634                0
   Net unrealized appreciation
    (depreciation) of investments           1,054,472         (357,808)      (1,047,906)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  2,254,822       (1,979,899)        (863,737)          (4,741)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  27,894           13,102           19,755           29,015
   Net transfers from (to) other
    Divisions or fixed rate option          3,832,978         (871,341)       1,362,702       16,233,898
   Mortality reserve transfers                      0              (27)               0                0
   Terminations and withdrawals            (7,460,629)      (2,716,245)        (856,797)     (14,805,214)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (3,599,757)      (3,574,511)         525,660        1,457,699
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,344,935)      (5,554,410)        (338,077)       1,452,958
NET ASSETS:
   Beginning of year                       30,233,469       13,744,214        6,390,039       28,139,632
                                       --------------   --------------   --------------   --------------
   End of year                         $   28,888,534    $   8,189,804    $   6,051,962    $  29,592,590
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                                                             WM VT
                                                                           Strategic        WM VT U.S.
                                        WM VT Short      WM VT Small         Growth         Government
                                        Term Income     Cap Stock Fund      Portfolio       Securities
                                       Fund Division       Division         Division      Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $      583,953   ($     157,595)  $       46,168   $    1,601,597
   Net realized gain (loss) on
    investments                               276,736       (4,331,967)      (6,630,800)       1,222,137
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (368,637)      10,489,147       22,419,897       (2,588,594)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    492,052        5,999,585       15,835,265          235,140
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                   6,107           31,325          115,151          542,563
   Net transfers from (to) other
    Divisions or fixed rate option            452,768         (128,338)      (2,877,399)      (9,025,342)
   Mortality reserve transfers                      0                0                0                0
   Terminations and withdrawals            (3,293,384)      (1,871,361)      (7,145,150)      (7,545,220)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (2,834,509)      (1,968,374)      (9,907,398)     (16,027,999)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (2,342,457)       4,031,211        5,927,867      (15,792,859)
NET ASSETS:
   Beginning of year                       13,084,761       10,247,433       58,725,422       50,809,392
                                       --------------   --------------   --------------   --------------
   End of year                         $   10,742,304    $  14,278,644   $   64,653,289   $   35,016,533
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      331,018    $     280,918   $    1,931,172   $      808,721
   Net realized gain (loss) on
    investments                               356,812       (6,641,058)      (6,762,803)         876,430
   Capital gain distributions from
    mutual funds                                    0          900,509          233,311                0
   Net unrealized appreciation
    (depreciation) of investments             (80,401)      (6,585,933)     (15,734,912)       1,268,894
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    607,429      (12,045,564)     (20,333,232)       2,954,045
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                 160,107           34,845          229,800          401,963
   Net transfers from (to) other
   Divisions or fixed rate option           2,312,312       (1,481,733)      (7,771,743)      18,902,887
   Mortality reserve transfers                 (7,003)               0                0                0
   Terminations and withdrawals            (3,620,982)      (3,986,769)      (8,966,566)     (10,136,741)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,155,566)      (5,433,657)     (16,508,509)       9,168,109
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (548,137)     (17,479,221)     (36,841,741)      12,122,154
NET ASSETS:
   Beginning of year                       13,632,898       27,726,654       95,567,163       38,687,238
                                       --------------   --------------   --------------   --------------
   End of year                         $   13,084,761    $  10,247,433   $   58,725,422   $   50,809,392
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                        D
                                       48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

                                         WM VT West
                                        Coast Equity
                                       Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($     201,018)
   Net realized gain (loss)
    on investments                           (758,839)
   Capital gain distributions
    from mutual funds                               0
   Net unrealized appreciation
   (depreciation) of investments            7,705,072
                                       --------------
Increase (decrease) in net
 assets resulting from operations           6,745,215
                                       --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  42,029
   Net transfers from (to) other
    Divisions or fixed rate option            306,573
   Mortality reserve transfers                      0
   Terminations and withdrawals            (1,856,477)
                                       --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (1,507,875)
                                       --------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                              5,237,340
NET ASSETS:
   Beginning of year                       17,985,286
                                       --------------
   End of year                          $  23,222,626
                                       ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($     194,187)
   Net realized gain (loss) on
    investments                              (276,337)
   Capital gain distributions from
    mutual funds                              342,999
   Net unrealized appreciation
    (depreciation) of investments          (6,682,646)
                                       --------------
Increase (decrease) in net
 assets resulting from operations          (6,810,171)
                                       --------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                  67,579
   Net transfers from (to) other
    Divisions or fixed rate option           (270,925)
   Mortality reserve transfers                      0
   Terminations and withdrawals            (3,719,933)
                                       --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                              (3,923,279)
                                       --------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                            (10,733,450)
NET ASSETS:
   Beginning of year                       28,718,736
                                       --------------
   End of year                          $  17,985,286
                                       ==============

See accompanying notes.

                                        D
                                       49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor, Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of WM Strategic Asset Manager. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to contract owners through the various Divisions were as follows:

AIM Variable Insurance Funds:
     AIM V.I. International Growth Fund - Series I shares
     AIM V.I. Premier Equity Fund - Series I shares

American Century Variable Portfolios, Inc. ("American Century"):
     VP Value Fund - Class I

Credit Suisse Trust ("Credit Suisse"):
     Small Cap Growth Portfolio

Dreyfus Investment Portfolios ("Dreyfus IP"):
     MidCap Stock Portfolio - Initial shares

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Developing Leaders Portfolio - Initial shares /(1)/
     Quality Bond Portfolio - Initial shares

Evergreen Variable Annuity Trust:
     Evergreen VA High Income Fund - Class 1
     Evergreen VA Strategic Income Fund - Class 1

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
     Asset Manager/SM/ Portfolio - Initial Class
     Asset Manager/SM/ Portfolio - Service Class 2
     Contrafund(R) Portfolio - Service Class 2
     Equity-Income Portfolio - Service Class 2
     Growth Portfolio - Service Class 2
     Index 500 Portfolio - Initial Class
     Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
     Templeton Foreign Securities Fund - Class 2
     Templeton Global Asset Allocation Fund - Class 2

Goldman Sachs Variable Insurance Trust:
     Goldman Sachs Capital Growth Fund /(2)/

Janus Aspen Series:
     International Growth Portfolio - Service Shares
     Mid Cap Growth Portfolio - Service Shares /(3)/
     Worldwide Growth Portfolio - Service Shares

J.P. Morgan Series Trust II:
     JPMorgan Small Company Portfolio

LEVCO Series Trust:
     LEVCO Equity Value Fund

MFS(R) Variable Insurance Trust/SM/ ("VIT"):
     MFS(R) Capital Opportunities Series
     MFS(R) Emerging Growth Series
     MFS(R) New Discovery Series
     MFS(R) Research Series

Navellier Variable Insurance Series Fund, Inc.:
     Navellier Growth Portfolio

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
     Balanced Portfolio
     Mid-Cap Growth Portfolio
     Partners Portfolio

PIMCO Variable Insurance Trust ("VIT"):
     PIMCO Real Return Portfolio - Administrative Class
     PIMCO Short-Term Portfolio - Administrative Class
     PIMCO Total Return Portfolio - Administrative Class

Putnam Variable Trust:
     Putnam VT Growth and Income Fund - Class IB
     Putnam VT International Growth and Income Fund - Class IB

Royce Capital Fund:
     Royce Small-Cap Portfolio

Safeco Resource Series Trust ("Safeco RST"):
     Core Equity Portfolio /(4)/
     Growth Opportunities Portfolio

                                        D
                                       50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

The Universal Institutional Funds, Inc. ("UIF"):
     Core Plus Fixed Income Portfolio - Class I
     Emerging Markets Equity Portfolio - Class I
     Equity Growth Portfolio - Class I
     Global Value Equity Portfolio - Class I
     High Yield Portfolio - Class I
     International Magnum Portfolio - Class I
     U.S. Mid Cap Value Portfolio- Class I /(5)/
     U.S. Real Estate Portfolio - Class I
     Value Portfolio - Class I

VALIC Company I:
     International Equities Fund
     Mid Cap Index Fund
     Money Market I Fund
     Nasdaq-100(R) Index Fund
     Science & Technology Fund
     Small Cap Index Fund
     Social Awareness Fund
     Stock Index Fund

Van Kampen Public Mutual Fund ("Van Kampen"):
     Comstock Fund
     Corporate Bond Fund
     High Income Corporate Bond Fund
     Reserve Fund

Van Kampen Life Investment Trust ("Van Kampen LIT"):
     Emerging Growth Portfolio - Class I Shares
     Enterprise Portfolio - Class I Shares
     Government Portfolio - Class I Shares
     Growth and Income Portfolio - Class I Shares
     Money Market Portfolio - Class I Shares

WM Variable Trust ("WM VT"):
     Balanced Portfolio
     Conservative Balanced Portfolio
     Conservative Growth Portfolio
     Equity Income Fund
     Flexible Income Portfolio
     Growth & Income Fund
     Growth Fund
     Income Fund
     International Growth Fund
     Mid Cap Stock Fund
     Money Market Fund
     Short Term Income Fund
     Small Cap Stock Fund
     Strategic Growth Portfolio
     U.S. Government Securities Fund
     West Coast Equity Fund

/(1)/ Effective January 2, 2003, Dreyfus VIF Small Cap Portfolio changed its name to Dreyfus VIF Developing Leaders Portfolio.
/(2)/ Effective December 19, 2003, the Ayco Growth Fund (which was not available for new investments as of May 1, 2003) was reorganized into the Goldman Sachs Capital Growth Fund. The Goldman Sachs Capital Growth Fund is not available for new investments.
/(3)/ Effective May 1, 2003, Janus Aggressive Growth Portfolio changed its name to Janus Mid Cap Growth Portfolio.
/(4)/ Effective October 1, 2003, Safeco RST Equity Portfolio changed its name to
      Safeco RST Core Equity Portfolio.
/(5)/ Effective May 1, 2003, UIF Mid Cap Value Portfolio changed its name to UIF
      U.S. Mid Cap Core Portfolio. Effective September 30, 2003, UIF U.S. Mid Cap Core Portfolio changed its name to UIF U.S. Mid Cap Value Portfolio.

     The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

     In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus for a complete description of the available Funds and the fixed account.

     Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statement of Changes in Net Assets.

                                        D
                                       51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). A summary of accounting principles followed by the Separate Account and the methods of applying those principles is presented below.

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

     Annuity reserves are calculated according to either the Progressive Annuity Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note C - Contract Charges

     The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

     Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation. The annual rates applied to the net assets values of the contracts are listed below.

                                        D
                                       52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

     An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. A surrender charge is applicable to certain withdrawal amounts and is payable to the Company. The annual maintenance charges and surrender charges are paid by redemption of units outstanding. The deductions are as follows for the year ended December 31, 2003:

                                                    Administrative
                                                       Expenses,
                                                      Mortality &      Annual
                                                    Expense Risks    Maintenance
                    Contracts                        Annual Rate       Charge
-------------------------------------------------   --------------   -----------
GENERATIONS(TM)..................................             1.40%  $        30
Platinum Investor................................             1.35%          N/A
Select Reserve...................................             0.40%          N/A
VAriety Plus(R)..................................             1.55%  $        36
WM Advantage.....................................             1.40%          N/A
WM Strategic Asset Manager.......................             1.40%  $        35
Other Separate Account D Contracts
 (deferred load).................................             1.25%  $        30
Other Separate Account D Contracts (issued
 prior to Jan. 1, 1982)..........................             1.25%          N/A

     For WM Advantage and WM Strategic Asset Manager contracts, for investment advisory services, monthly fees are paid to WM Advisors, Inc. (and sub-advisors as the Growth and International Growth Funds employ sub-advisors) and WM Shareholder Services, Inc. by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. While the management fee is a significant component of each fund's annual operating costs, each fund pays other expenses, such as legal and audit fees. For its services as administrator, WM Shareholder Services, Inc. is also paid a monthly fee by each portfolio and underlying fund, respectively, based upon a percentage of the average net assets of such portfolio or underlying fund. WM Advisors, Inc. and WM Shareholder Services, Inc. may, from time to time, agree to reimburse the funds for management fees and other expenses above a certain limit.

                                        D
                                       53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                      Cost of        Proceeds
Divisions                                            Purchases      from Sales
--------------------------------------------------------------------------------
AIM V.I. International Growth Fund -
 Series I shares                                   $      46,537   $     301,105
AIM V.I. Premier Equity Fund - Series I shares           135,016       1,170,808
American Century VP Value Fund                           283,344         303,096
Ayco Growth Fund                                           1,647         224,943
Credit Suisse Small Cap Growth Portfolio                 324,759          35,403
Dreyfus IP MidCap Stock Portfolio - Initial
 shares                                                  217,295          46,673
Dreyfus Socially Responsible Growth Fund -
 Initial shares                                           30,723         486,951
Dreyfus VIF Developing Leaders Portfolio -
 Initial shares                                           96,162         811,729
Dreyfus VIF Quality Bond Portfolio - Initial
 shares                                                1,566,095       2,347,329
Evergreen Offit VA Emerging Markets Bond Fund -
 Class 1                                                  42,391       5,410,574
Evergreen Offit VA U.S. Government Securities
 Fund - Class 1                                                0         535,410
Evergreen VA High Income Fund - Class 1                  570,399       3,127,156
Evergreen VA Strategic Income Fund - Class 1                  29           9,487
Fidelity VIP Asset Manager Portfolio - Initial
 Class                                                     6,612           5,843
Fidelity VIP Asset Manager Portfolio - Service
 Class 2                                                 173,386         148,624
Fidelity VIP Contrafund Portfolio - Service
 Class 2                                                 800,192         386,268
Fidelity VIP Equity-Income Portfolio - Service
 Class 2                                                 527,161         514,538
Fidelity VIP Growth Portfolio - Service Class 2          491,849         386,285
Fidelity VIP Index 500 Portfolio - Initial Class           1,025           4,082
Fidelity VIP Overseas Portfolio - Initial Class              199          45,584
Franklin Templeton - Templeton Foreign Securities
 Fund - Class 2                                          270,826          86,857
Franklin Templeton - Templeton Global Asset
 Allocation Fund - Class 2                               139,080         308,478
Goldman Sachs Capital Growth Fund                        179,030              82
Janus Aspen Series International Growth
 Portfolio - Service Shares                               14,707          21,207
Janus Aspen Series Mid Cap Growth Portfolio -
 Service Shares                                           82,496         121,112
Janus Aspen Series Worldwide Growth Portfolio -
 Service Shares                                           10,912         212,634
JPMorgan Small Company Portfolio                          41,067          15,444
LEVCO Equity Value Fund                                   68,725         205,510
MFS VIT Capital Opportunities Series                      68,099         137,902
MFS VIT Emerging Growth Series                           212,987         801,961
MFS VIT New Discovery Series                              49,748         156,343
MFS VIT Research Series                                   42,419         221,673
Navellier Growth Portfolio                               222,195         703,470
Neuberger Berman AMT Balanced Portfolio                      336              30
Neuberger Berman AMT Mid-Cap Growth Portfolio            278,977          51,657
Neuberger Berman AMT Partners Portfolio                        0          27,893
PIMCO VIT Real Return Portfolio - Administrative
 Class                                                   914,306       1,462,453
PIMCO VIT Short-Term Portfolio - Administrative
 Class                                                   216,449         754,784
PIMCO VIT Total Return Portfolio - Administrative
 Class                                                 1,022,437       1,265,346
Putnam VT Growth and Income Fund - Class IB              355,786         369,323
Putnam VT International Growth and Income Fund -
 Class IB                                                 61,320          60,213
Royce Small-Cap Portfolio                                133,121         115,408
SAFECO RST Equity Portfolio                               39,283         288,246
SAFECO RST Growth Opportunities Portfolio                153,701         334,879
UIF Core Plus Fixed Income Portfolio - Class I           749,954       1,042,040
UIF Emerging Markets Equity Portfolio - Class I           80,179         374,018
UIF Equity Growth Portfolio - Class I                    360,754       1,765,369

                                        D
                                       54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - continued

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                      Cost of        Proceeds
Divisions                                            Purchases      from Sales
--------------------------------------------------------------------------------
UIF Global Value Equity Portfolio - Class I        $     203,468   $   1,029,860
UIF High Yield Portfolio - Class I                       437,758       1,383,381
UIF International Magnum Portfolio - Class I              68,510         622,499
UIF U.S. Mid Cap Value Portfolio - Class I               262,852       1,990,957
UIF U.S. Real Estate Portfolio - Class I                 195,219         797,174
UIF Value Portfolio - Class I                            416,963       1,695,898
VALIC Company I - International Equities Fund             88,604         202,262
VALIC Company I - Mid Cap Index Fund                     426,429         948,372
VALIC Company I - Money Market I Fund                  6,905,646      14,818,326
VALIC Company I - Nasdaq-100 Index Fund                  363,889         209,258
VALIC Company I - Science & Technology Fund               22,318          66,231
VALIC Company I - Small Cap Index Fund                   268,431          54,408
VALIC Company I - Social Awareness Fund                       23              80
VALIC Company I - Stock Index Fund                       370,499       1,127,791
Van Kampen Comstock Fund                               1,004,889       2,028,213
Van Kampen Corporate Bond Fund                            24,083         218,344
Van Kampen High Income Corporate Bond Fund               500,981         276,498
Van Kampen Reserve Fund                                1,821,747       1,071,446
Van Kampen LIT Emerging Growth Portfolio -
 Class 1                                                 469,587       3,759,539
Van Kampen LIT Enterprise Portfolio - Class I            426,507       2,962,618
Van Kampen LIT Government Portfolio - Class I          1,638,553       3,981,230
Van Kampen LIT Growth and Income Portfolio -
 Class I                                               1,825,510       6,587,717
Van Kampen LIT Money Market Portfolio - Class I        1,093,027       3,676,096
WM VT Balanced Portfolio                              12,330,806      43,501,630
WM VT Conservative Balanced Portfolio                  2,059,912       3,188,482
WM VT Conservative Growth Portfolio                    6,984,506      39,648,574
WM VT Equity Income Fund                               1,871,944       3,231,687
WM VT Flexible Income Portfolio                        4,384,422      17,316,272
WM VT Growth & Income Fund                             1,339,275      12,527,011
WM VT Growth Fund                                        667,872      11,919,358
WM VT Income Fund                                      4,363,344       7,640,028
WM VT International Growth Fund                          548,797       2,369,052
WM VT Mid Cap Stock Fund                                 501,483       1,469,836
WM VT Money Market Fund                                7,746,738      21,559,908
WM VT Short Term Income Fund                           2,307,686       4,558,854
WM VT Small Cap Stock Fund                             1,575,124       3,701,378
WM VT Strategic Growth Portfolio                       2,258,887      12,121,257
WM VT U.S. Government Securities Fund                  5,145,945      19,571,650
WM VT West Coast Equity Fund                           1,549,019       3,258,577
                                                   -------------   -------------
Total                                              $  85,554,968   $ 284,297,972
                                                   =============   =============

                                        D
                                       55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003:

                                                                              Net      Value of        Cost of       Unrealized
                                                                             Asset      Shares          Shares     Appreciation/
Divisions                                                         Shares     Value     at Market         Held      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I shares               156,868  $ 16.04  $   2,516,159  $   3,166,521  $     (650,362)
AIM V.I. Premier Equity Fund - Series I shares                     435,531    20.23      8,810,787     12,450,017      (3,639,230)
American Century VP Value Fund                                     340,069     7.79      2,649,137      2,350,260         298,877
Credit Suisse Small Cap Growth Portfolio                            50,165    13.80        692,271        572,207         120,064
Dreyfus IP MidCap Stock Portfolio - Initial shares                  70,674    15.82      1,118,063        974,963         143,100
Dreyfus Socially Responsible Growth Fund - Initial shares          147,773    23.79      3,515,529      5,239,610      (1,724,081)
Dreyfus VIF Developing Leaders Portfolio - Initial shares          133,421    37.39      4,988,624      4,939,011          49,613
Dreyfus VIF Quality Bond Portfolio - Initial shares                681,350    11.50      7,835,530      7,862,555         (27,025)
Evergreen VA High Income Fund - Class 1                            497,793    10.45      5,201,937      5,014,647         187,290
Evergreen VA Strategic Income Fund - Class 1                             1    10.50              5              5               0
Fidelity VIP Asset Manager Portfolio - Initial Class                 9,687    14.46        140,078        140,427            (349)
Fidelity VIP Asset Manager Portfolio - Service Class 2              77,164    14.27      1,101,128      1,024,930          76,198
Fidelity VIP Contrafund Portfolio - Service Class 2                138,846    22.93      3,183,731      2,702,520         481,211
Fidelity VIP Equity-Income Portfolio - Service Class 2             178,352    22.96      4,094,958      3,741,745         353,213
Fidelity VIP Growth Portfolio - Service Class 2                     97,446    30.72      2,993,535      2,853,145         140,390
Fidelity VIP Index 500 Portfolio - Initial Class                       616   126.13         77,659         79,043          (1,384)
Fidelity VIP Overseas Portfolio - Initial Class                      1,971    15.59         30,726         40,473          (9,747)
Franklin Templeton - Templeton Foreign Securities Fund -
 Class 2                                                           139,115    12.24      1,702,765      1,919,416        (216,651)
Franklin Templeton - Templeton Global Asset Allocation Fund -
 Class 2                                                           102,718    18.64      1,914,661      1,815,766          98,895
Goldman Sachs Capital Growth Fund                                   19,078     9.59        182,956        178,950           4,006
Janus Aspen Series International Growth Portfolio - Service
 Shares                                                             13,843    22.89        316,862        299,932          16,930
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares        42,095    21.05        886,094        877,828           8,266
Janus Aspen Series Worldwide Growth Portfolio - Service Shares      31,254    25.70        803,239        844,653         (41,414)
JPMorgan Small Company Portfolio                                    20,756    14.06        291,828        258,858          32,970
LEVCO Equity Value Fund                                              3,464    10.04         34,778         30,209           4,569
MFS VIT Capital Opportunities Series                               146,517    12.11      1,774,326      1,866,829         (92,503)
MFS VIT Emerging Growth Series                                     388,484    15.51      6,025,382      9,956,534      (3,931,152)
MFS VIT New Discovery Series                                        58,940    13.96        822,798        777,095          45,703
MFS VIT Research Series                                             70,801    13.35        945,187        936,081           9,106
Navellier Growth Portfolio                                         177,200    14.38      2,548,138      2,393,313         154,825
Neuberger Berman AMT Balanced Portfolio                              1,124     8.93         10,036         11,297          (1,261)
Neuberger Berman AMT Mid-Cap Growth Portfolio                       48,752    15.33        747,362        703,650          43,712
Neuberger Berman AMT Partners Portfolio                                163    15.40          2,510          2,510               0
PIMCO VIT Real Return Portfolio - Administrative Class             392,740    12.36      4,854,264      4,436,232         418,032
PIMCO VIT Short-Term Portfolio - Administrative Class              134,943    10.10      1,362,929      1,355,110           7,819
PIMCO VIT Total Return Portfolio - Administrative Class            455,959    10.36      4,723,732      4,610,738         112,994
Putnam VT Growth and Income Fund - Class IB                        117,889    23.26      2,742,100      2,585,494         156,606
Putnam VT International Growth and Income Fund - Class IB           47,576    11.31        538,081        440,409          97,672
Royce Small-Cap Portfolio                                           89,826     7.59        681,783        602,330          79,453

                                        D
                                       56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - continued

The following is a summary of fund shares owned as of December 31, 2003:

                                                                              Net      Value of        Cost of       Unrealized
                                                                             Asset      Shares          Shares     Appreciation/
Divisions                                                         Shares     Value     at Market         Held      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
SAFECO RST Equity Portfolio                                        104,652  $ 22.35  $   2,338,968  $   2,937,202  $     (598,234)
SAFECO RST Growth Opportunities                                    168,571    19.44      3,277,018      3,441,782        (164,764)
UIF Core Plus Fixed Income Portfolio - Class I                     334,562    11.54      3,860,842      3,661,380         199,462
UIF Emerging Markets Equity Portfolio - Class I                    206,971     9.04      1,871,019      1,997,631        (126,612)
UIF Equity Growth Portfolio - Class I                              928,775    12.78     11,869,738     16,761,087      (4,891,349)
UIF Global Value Equity Portfolio - Class I                        501,515    12.69      6,364,227      6,380,360         (16,133)
UIF High Yield Portfolio - Class I                                 949,081     7.09      6,728,987      7,709,752        (980,765)
UIF International Magnum Portfolio - Class I                       400,739     9.90      3,967,314      4,692,784        (725,470)
UIF U.S. Mid Cap Value Portfolio - Class I                         914,457    14.83     13,561,399     13,677,384        (115,985)
UIF U.S. Real Estate Portfolio - Class I                           258,270    15.58      4,023,844      3,045,604         978,240
UIF Value Portfolio - Class I                                      870,587    13.18     11,474,331     10,020,708       1,453,623
VALIC Company I - International Equities Fund                      131,020     6.77        887,004      1,132,054        (245,050)
VALIC Company I - Mid Cap Index Fund                               344,650    18.83      6,489,762      6,175,865         313,897
VALIC Company I - Money Market I Fund                            9,411,393     1.00      9,411,393      9,411,393               0
VALIC Company I - Nasdaq-100 Index Fund                            239,293     4.12        985,888        841,756         144,132
VALIC Company I - Science & Technology Fund                         47,745    11.33        540,949        556,178         (15,229)
VALIC Company I - Small Cap Index Fund                              55,644    13.72        763,441        600,410         163,031
VALIC Company I - Social Awareness Fund                                145    18.03          2,609          3,346            (737)
VALIC Company I - Stock Index Fund                                 297,072    30.54      9,072,586     11,132,920      (2,060,334)
Van Kampen Comstock Fund                                           402,813    15.95      6,424,865      6,360,541          64,324
Van Kampen Corporate Bond Fund                                      43,902     6.78        297,654        288,792           8,862
Van Kampen High Income Corporate Bond Fund                       1,832,758     3.63      6,652,912      9,763,265      (3,110,353)
Van Kampen Reserve Fund                                          1,235,507     1.00      1,235,507      1,235,507               0
Van Kampen LIT Emerging Growth Portfolio - Class I                 810,992    24.31     19,715,224     34,871,122     (15,155,898)
Van Kampen LIT Enterprise Portfolio - Class I                    1,759,197    13.12     23,080,660     36,692,097     (13,611,437)
Van Kampen LIT Government Portfolio - Class I                    1,174,837     9.55     11,219,694     10,898,243         321,451
Van Kampen LIT Growth and Income Portfolio - Class I             3,045,916    17.06     51,963,327     47,337,689       4,625,638
Van Kampen LIT Money Market Potfolio - Class 1                   5,552,518     1.00      5,552,518      5,552,518              (0)
WM VT Balanced Portfolio                                        18,271,361    14.88    271,877,854    265,570,783       6,307,071
WM VT Conservative Balanced Portfolio                            1,145,143    11.15     12,768,346     11,299,401       1,468,945
WM VT Conservative Growth Portfolio                             13,181,343    15.32    201,938,180    213,892,911     (11,954,731)
WM VT Equity Income Fund                                         1,507,227    13.90     20,950,457     17,705,288       3,245,169
WM VT Flexible Income Portfolio                                  4,320,569    13.71     59,234,994     52,242,120       6,992,874
WM VT Growth & Income Fund                                       2,994,356    16.85     50,454,906     53,559,473      (3,104,567)
WM VT Growth Fund                                                4,315,969    12.04     51,964,265     97,654,014     (45,689,749)
WM VT Income Fund                                                2,374,353    11.18     26,545,263     23,940,797       2,604,466
WM VT International Growth Fund                                    758,359    11.38      8,630,129      9,171,195        (541,066)
WM VT Mid Cap Stock Fund                                           444,134    14.63      6,497,685      5,534,689         962,996
WM VT Money Market Fund                                         15,776,137     1.00     15,776,137     15,776,137              (0)

                                        D
                                       57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - continued

The following is a summary of fund shares owned as of December 31, 2003:

                                                                            Net                                        Unrealized
                                                                           Asset   Value of Shares   Cost of Shares  Appreciation/
Divisions                                                       Shares     Value      at Market          Held        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
WM VT Short Term Income Fund                                   4,084,383  $  2.63  $    10,741,926  $    10,283,516  $      458,410
WM VT Small Cap Stock Fund                                     1,517,327     9.41       14,278,043       17,749,347      (3,471,304)
WM VT Strategic Growth Portfolio                               3,927,753    16.46       64,650,810       72,314,242      (7,663,432)
WM VT U.S. Government Securities Fund                          3,257,240    10.75       35,015,330       34,447,553         567,777
WM VT West Coast Equity Fund                                   1,280,144    18.14       23,221,818       21,043,802       2,178,016
                                                                                   ------------------------------------------------
Total                                                                              $ 1,181,041,491  $ 1,269,419,951  $  (88,378,460)
                                                                                   ================================================

                                        D
                                       58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                              of        Units       Units       between      the End of
   Divisions                                               the Year   Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
Generations Divisions:
   Van Kampen LIT Emerging Growth Portfolio - Class I      2,076,456       2,094    (194,724)     (125,447)    1,758,379
   Van Kampen LIT Enterprise Portfolio - Class I           1,201,248       1,059    (114,607)      (41,366)    1,046,334
   Van Kampen LIT Government Portfolio - Class I             929,910       1,674    (164,682)      (45,793)      721,109
   Van Kampen LIT Growth and Income Portfolio - Class I    6,176,881       7,390    (649,661)        9,245     5,543,855
   Van Kampen LIT Money Market Portfolio - Class I           624,707         438    (169,950)      (71,099)      384,096
   UIF Core Plus Fixed Income Portfolio - Class I            573,835         257     (94,096)       56,342       536,338
   UIF Emerging Markets Equity Portfolio - Class I           464,251         421     (69,045)      (11,543)      384,084
   UIF Equity Growth Portfolio - Class I                   1,638,270       2,890    (171,430)       (6,545)    1,463,185
   UIF Global Value Equity Portfolio - Class I             1,019,356       2,004    (123,427)       (5,409)      892,524
   UIF High Yield Portfolio - Class I                      1,065,187         239    (148,670)      (12,074)      904,682
   UIF International Magnum Portfolio - Class I              916,288         416    (106,681)      (16,929)      793,094
   UIF U.S. Mid Cap Value Portfolio - Class I              1,690,063       2,474    (172,900)      (47,896)    1,471,741
   UIF U.S. Real Estate Portfolio - Class I                  351,469         798     (32,199)      (20,999)      299,069
   UIF Value Portfolio - Class I                           1,881,477       3,278    (180,601)      (26,743)    1,677,411
Platinum Investor Divisions:
   AIM V.I. International Growth Fund - Series I shares      328,473       1,067     (24,349)      (11,758)      293,433
   AIM V.I. Premier Equity Fund - Series I shares          1,386,067       6,355    (116,753)      (45,817)    1,229,852
   American Century VP Value Fund                            204,071       1,680     (15,582)       11,336       201,505
   Ayco Growth Fund                                           28,270           0      (1,599)      (26,671)            0
   Credit Suisse Small Cap Growth Portfolio                   49,797         846      (2,211)       46,497        94,929
   Dreyfus IP MidCap Stock Portfolio - Initial shares         88,491       1,591      (3,447)       19,869       106,504
   Dreyfus Socially Responsible Growth Fund - Initial
    shares                                                   578,553         981     (47,372)      (24,052)      508,110
   Dreyfus VIF Developing Leaders Portfolio - Initial
    shares                                                   483,579       2,120     (30,726)      (36,233)      418,740
   Dreyfus VIF Quality Bond Portfolio - Initial shares       693,468       1,513     (87,535)       (3,994)      603,452
   Fidelity VIP Asset Manager Portfolio - Service Class 2    115,113       2,111      (9,002)        6,893       115,115
   Fidelity VIP Contrafund Portfolio - Service Class 2       284,940       2,975     (31,456)       84,709       341,168
   Fidelity VIP Equity-Income Portfolio - Service Class 2    414,955       3,442     (43,999)       39,112       413,510
   Fidelity VIP Growth Portfolio - Service Class 2           438,677       2,225     (51,196)       70,028       459,734
   Franklin Templeton - Templeton Foreign Securities
   Fund - Class 2                                            162,294         823      (4,511)       25,998       184,604
   Franklin Templeton - Templeton Global Asset Allocation
   Fund - Class 2                                            187,841       1,084     (22,507)        1,034       167,452
   Goldman Sachs Capital Growth Fund                               0           0           0        21,804        21,804
   Janus Aspen Series International Growth Portfolio -
    Service Shares                                            49,182         809      (2,719)          942        48,214
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares                                                   210,251       4,532     (24,404)       13,002       203,381
   Janus Aspen Series Worldwide Growth Portfolio -
    Service Shares                                           167,585          61     (16,111)      (20,777)      130,758
   JPMorgan Small Company Portfolio                           29,400          39        (735)        4,198        32,902
   MFS VIT Capital Opportunities Series                      312,417       2,841     (21,852)        9,075       302,481
   MFS VIT Emerging Growth Series                            909,438       6,708     (64,866)      (24,935)      826,345

                                        D
                                       59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                              of        Units       Units       between      the End of
   Divisions                                               the Year   Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:
   MFS VIT New Discovery Series                              118,547       1,907      (9,597)       (5,101)      105,756
   MFS VIT Research Series                                   178,521       2,067     (32,609)         (211)      147,768
   Neuberger Berman AMT Mid-Cap Growth Portfolio              91,627       1,127      (3,445)       48,234       137,543
   PIMCO VIT Real Return Portfolio - Administrative Class    403,475       2,288     (48,764)       (6,363)      350,636
   PIMCO VIT Short-Term Portfolio - Administrative Class     176,689       1,128     (15,003)      (36,775)      126,039
   PIMCO VIT Total Return Portfolio - Administrative
    Class                                                    414,050       1,701     (49,305)       18,414       384,860
   Putnam VT Growth and Income Fund - Class IB               297,100       2,788     (32,544)       25,705       293,049
   Putnam VT International Growth and Income Fund -
    Class IB                                                  57,026          23      (2,808)        3,031        57,272
   SAFECO RST Equity Portfolio                               372,491         298     (27,328)      (13,452)      332,009
   SAFECO RST Growth Opportunities Portfolio                 320,737       1,527     (25,032)        2,300       299,532
   UIF Equity Growth Portfolio - Class I                     331,076       1,543     (19,186)      (20,508)      292,925
   UIF High Yield Portfolio - Class I                        166,067         241     (11,299)        3,729       158,738
   VALIC Company I - International Equities Fund             112,590       2,337     (10,752)       (4,337)       99,838
   VALIC Company I - Mid Cap Index Fund                      508,632       2,618     (47,081)       (5,358)      458,811
   VALIC Company I - Money Market I Fund                   1,548,321      10,131  (1,059,411)     (122,171)      376,870
   VALIC Company I - Nasdaq-100 Index Fund                   185,357       1,216     (28,773)       68,588       226,388
   VALIC Company I - Science & Technology Fund               151,065         780     (13,365)        1,190       139,670
   VALIC Company I - Small Cap Index Fund                     47,112           0      (1,913)       23,579        68,778
   VALIC Company I - Stock Index Fund                      1,132,364       6,505     (73,873)      (37,850)    1,027,146
   Van Kampen LIT Growth and Income Portfolio - Class I      176,966         665      (9,734)       27,997       195,894
Select Reserve Divisions:
   Evergreen Offit VA Emerging Markets Bond Fund -
    Class 1                                                  744,277           0     (81,782)     (662,495)            0
   Evergreen Offit VA U.S. Government Securities Fund -
    Class 1                                                   81,156           0     (23,822)      (57,334)            0
   Evergreen VA High Income Fund - Class 1                 1,372,894           0    (562,638)            0       810,256
   Evergreen VA Strategic Income Fund - Class 1                1,233           0      (1,233)            0             0
   LEVCO Equity Value Fund                                    32,028           0     (27,159)        1,031         5,900
   Navellier Growth Portfolio                                442,386      13,697     (69,350)      (15,864)      370,869
   Royce Small-Cap Portfolio                                  68,294      12,143     (12,148)            0        68,289
   VALIC Company I - International Equities Fund              15,126           0      (3,755)          261        11,632
   VALIC Company I - Mid Cap Index Fund                       15,472           0      (4,026)           45        11,491
   VALIC Company I - Money Market I Fund                      79,928           0     (58,289)      892,426       914,065
   VALIC Company I - Stock Index Fund                         45,477       4,320           0           401        50,198
VAriety Plus Divisions:
   Fidelity VIP Asset Manager Portfolio - Initial Class       49,870           0        (515)           (1)       49,354
   Fidelity VIP Index 500 Portfolio - Initial Class           29,751           0      (1,185)            0        28,566
   Fidelity VIP Overseas Portfolio - Initial Class            43,796           0        (118)      (29,334)       14,344
   Neuberger Berman AMT Balanced Portfolio                     4,618           0          (7)            1         4,612

                                        D
                                       60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                              of        Units       Units       between      the End of
   Divisions                                               the Year   Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
VAriety Plus Divisions - continued:
   Neuberger Berman AMT Partners Portfolio                    18,556           0     (17,409)            1         1,148
   VALIC Company I - International Equities Fund              35,975           0      (4,587)      (14,647)       16,741
   VALIC Company I - Social Awareness Fund                       841           0          (1)            0           840
   VALIC Company I - Stock Index Fund                         94,866           0     (38,979)            0        55,887
   Van Kampen LIT Enterprise Portfolio - Class I             292,450           0     (13,475)            0       278,975
   Van Kampen LIT Government Portfolio - Class I             130,980          63     (13,810)           (1)      117,232
   Van Kampen LIT Money Market Portfolio - Class I                 0           0           0        32,161        32,161
WM Advantage Divisions:
   WM VT Balanced Portfolio                               24,263,651     128,058  (5,953,243)     (838,985)   17,599,481
   WM VT Conservative Balanced Portfolio                     347,400           0     (59,050)       25,358       313,708
   WM VT Conservative Growth Portfolio                    25,188,909       4,229  (3,595,983)     (519,543)   21,077,612
   WM VT Equity Income Fund                                  883,514       2,948     (92,011)       (6,635)      787,816
   WM VT Flexible Income Portfolio                         1,846,155       2,586    (441,819)      105,593     1,512,515
   WM VT Growth & Income Fund                              8,953,147      10,204  (1,677,876)     (515,259)    6,770,216
   WM VT Growth Fund                                      11,027,435       4,598  (1,881,559)     (572,868)    8,577,606
   WM VT Income Fund                                       9,304,149      10,080  (1,758,720)     (427,861)    7,127,648
   WM VT International Growth Fund                         5,840,173       7,569  (1,218,571)     (215,443)    4,413,728
   WM VT Mid Cap Stock Fund                                  754,065           0    (141,629)      (85,421)      527,015
   WM VT Money Market Fund                                 5,020,380         155  (2,171,227)     (387,209)    2,462,099
   WM VT Short Term Income Fund                            5,738,370       4,281  (1,261,683)     (126,599)    4,354,369
   WM VT Small Cap Stock Fund                              5,892,326      13,584  (1,062,670)     (295,048)    4,548,192
   WM VT Strategic Growth Portfolio                        1,729,513       3,634    (377,329)        9,614     1,365,432
   WM VT U.S. Government Securities Fund                   8,102,075       2,491  (1,545,498)     (179,354)    6,379,714
   WM VT West Coast Equity Fund                              837,808       6,900     (61,639)      (77,443)      705,626
WM Strategic Asset Manager Divsions:
   WM VT Balanced Portfolio                               34,906,845      81,185  (4,410,990)      461,284    31,038,324
   WM VT Conservative Balanced Portfolio                   2,261,547       5,134    (209,153)      (21,943)    2,035,585
   WM VT Conservative Growth Portfolio                    26,163,600      55,807  (3,303,158)   (1,243,069)   21,673,180
   WM VT Equity Income Fund                                3,088,847       7,990    (346,518)       77,922     2,828,241
   WM VT Flexible Income Portfolio                         9,808,934      65,872  (1,372,804)     (633,686)    7,868,316
   WM VT Growth & Income Fund                              7,300,111       5,178    (876,354)     (511,874)    5,917,061
   WM VT Growth Fund                                       5,917,083      19,240    (691,568)     (360,101)    4,884,654
   WM VT Income Fund                                       2,221,945      17,478    (378,108)      225,869     2,087,184
   WM VT International Growth Fund                           643,141         190     (88,838)        6,323       560,816
   WM VT Mid Cap Stock Fund                                  915,143       2,752     (84,675)      (29,981)      803,239
   WM VT Money Market Fund                                 3,980,690       3,217  (1,539,159)     (253,687)    2,191,061
   WM VT Short Term Income Fund                              816,941           0    (234,429)      100,825       683,337

                                        D
                                       61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                              of        Units       Units       between      the End of
   Divisions                                               the Year   Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
WM Strategic Asset Manager Divsions - continued
   WM VT Small Cap Stock Fund                              1,002,627       2,920    (103,850)       25,440       927,137
   WM VT Strategic Growth Portfolio                        8,646,313      15,290    (942,608)     (454,136)    7,264,859
   WM VT U.S. Government Securities Fund                   6,054,655      84,700    (811,972)   (1,392,211)    3,935,172
   WM VT West Coast Equity Fund                            2,712,340       4,432    (249,826)       19,692     2,486,638
Other Contracts Divisons:
Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
   Van Kampen Comstock Fund                                  297,279           0      (7,809)      (38,285)      251,185
   Van Kampen Corporate Bond Fund                             80,624           0     (34,696)            0        45,928
   Van Kampen High - Income Corporate Bond Fund            1,328,915         384     (45,664)            0     1,283,635
   Van Kampen Reserve Fund                                   110,658           0     (38,835)      220,267       292,090
   Van Kampen LIT- Class I Enterprise Portfolio
    (Deferred Load)                                        1,074,799       3,023     (89,556)            1       988,267
   Van Kampen LIT- Class I Enterprise Portfolio
    (Non-Qualified)                                           90,439           0           0        14,844       105,283
   Van Kampen LIT- Class I Government Portfolio
    (Deferred Load)                                          438,613           0     (57,801)          (46)      380,766
   Van Kampen LIT- Class I Government Portfolio
    (Non-Qualified)                                           92,086           0        (615)        7,856        99,327
   Van Kampen LIT- Class I Money Market Portfolio
    (Deferred Load)                                          519,883       7,655     (47,968)            0       479,570
   Van Kampen LIT- Class I Money Market Portfolio
    (Non-Qualified)                                          329,429           0     (70,361)      (25,721)      233,347

                                        D
                                       62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                            of the      Units       Units      between      the End of
   Divisions                                                 Year     Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
Generations Divisions:
   Van Kampen LIT Domestic Income Portfolio - Class I        468,951       1,509     (14,698)     (455,762)            0
   Van Kampen LIT Emerging Growth Portfolio - Class I      2,640,561       2,869    (295,126)     (271,848)    2,076,456
   Van Kampen LIT Enterprise Portfolio - Class I           1,459,629       1,537    (152,513)     (107,405)    1,201,248
   Van Kampen LIT Government Portfolio - Class I             543,214       1,118    (130,282)      515,860       929,910
   Van Kampen LIT Growth and Income Portfolio - Class I    5,717,703      18,977    (714,967)    1,155,168     6,176,881
   Van Kampen LIT Money Market Portfolio - Class I           723,757         744    (320,775)      220,981       624,707
   Van Kampen LIT Strategic Stock Portfolio - Class I      1,672,410         132     (59,515)   (1,613,027)            0
   UIF Core Plus Fixed Income Portfolio - Class I            606,066       1,371     (95,488)       61,886       573,835
   UIF Emerging Markets Equity Portfolio - Class I           617,361       8,914     (50,558)     (111,466)      464,251
   UIF Equity Growth Portfolio - Class I                   2,049,514       5,526    (321,335)      (95,435)    1,638,270
   UIF Global Value Equity Portfolio - Class I             1,184,348       8,827    (135,542)      (38,277)    1,019,356
   UIF High Yield Portfolio - Class I                      1,335,821         129    (165,645)     (105,118)    1,065,187
   UIF International Magnum Portfolio - Class I            1,200,893         502    (134,766)     (150,341)      916,288
   UIF U.S. Mid Cap Value Portfolio - Class I              2,132,481       1,938    (271,457)     (172,899)    1,690,063
   UIF U.S. Real Estate Portfolio - Class I                  399,001       1,836     (40,442)       (8,926)      351,469
   UIF Value Portfolio - Class I                           2,051,240       2,499    (199,759)       27,497     1,881,477
Platinum Investor Divisions:
   AIM V.I. International Growth Fund - Series I shares      368,195       5,980     (33,876)      (11,826)      328,473
   AIM V.I. Premier Equity Fund - Series I shares          1,573,033      47,324    (160,905)      (73,385)    1,386,067
   American Century VP Value Fund                            103,696      31,921      (7,180)       75,634       204,071
   Ayco Growth Fund                                           15,280         390      (2,831)       15,431        28,270
   Credit Suisse Small Cap Growth Portfolio                   27,601       3,411      (1,769)       20,554        49,797
   Dreyfus IP MidCap Stock Portfolio - Initial shares         51,194       8,344      (4,853)       33,806        88,491
   Dreyfus Socially Responsible Growth Fund - Initial
    shares                                                   733,121      10,715     (89,313)      (75,970)      578,553
   Dreyfus VIF Developing Leaders Portfolio - Initial
    shares                                                   499,985      17,139     (43,166)        9,621       483,579
   Dreyfus VIF Quality Bond Portfolio - Initial shares       611,881      23,326     (46,315)      104,576       693,468
   Fidelity VIP Asset Manager Portfolio - Service Class 2     49,828      17,689      (7,101)       54,697       115,113
   Fidelity VIP Contrafund Portfolio - Service Class 2       167,876      42,357     (16,002)       90,709       284,940
   Fidelity VIP Equity-Income Portfolio - Service Class 2    312,488      58,878     (24,961)       68,550       414,955
   Fidelity VIP Growth Portfolio - Service Class 2           526,862      48,044    (280,262)      144,033       438,677
   Franklin Templeton - Templeton Foreign Securities
    Fund - Class 2                                           199,320       4,251     (25,796)      (15,481)      162,294
   Franklin Templeton - Templeton Global Asset Allocation
    Fund - Class 2                                           221,591       2,907     (31,474)       (5,183)      187,841
   Goldman Sachs Capital Growth Fund                               0           0           0             0             0
   Janus Aspen Series International Growth Portfolio -
    Service Shares                                            45,033       5,715      (4,109)        2,543        49,182
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares                                                   176,558      27,220     (19,565)       26,038       210,251
   Janus Aspen Series Worldwide Growth Portfolio -
    Service Shares                                           142,778      11,024     (13,078)       26,861       167,585
   JPMorgan Small Company Portfolio                           11,731       3,286        (390)       14,773        29,400

                                        D
                                       63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                            of the       Units      Units       between      the End of
   Divisions                                                 Year     Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:
   MFS VIT Capital Opportunities Series                      251,398      46,372     (28,951)       43,598       312,417
   MFS VIT Emerging Growth Series                          1,119,193      33,437    (127,818)     (115,374)      909,438
   MFS VIT New Discovery Series                               87,585      12,696      (7,936)       26,202       118,547
   MFS VIT Research Series                                   144,384      34,160     (19,536)       19,513       178,521
   Neuberger Berman AMT Mid-Cap Growth Portfolio              53,804      13,871      (6,918)       30,870        91,627
   PIMCO VIT Real Return Portfolio - Administrative Class    234,329      52,725     (41,863)      158,284       403,475
   PIMCO VIT Short-Term Portfolio - Administrative Class      59,542      20,309      (4,535)      101,373       176,689
   PIMCO VIT Total Return Portfolio - Administrative
    Class                                                    251,944      57,969     (26,541)      130,678       414,050
   Putnam VT Growth and Income Fund - Class IB               203,404      46,271     (11,778)       59,203       297,100
   Putnam VT International Growth and Income Fund -
    Class IB                                                  34,054       3,703      (1,866)       21,135        57,026
   SAFECO RST Equity Portfolio                               426,021       3,965     (46,885)      (10,610)      372,491
   SAFECO RST Growth Opportunities Portfolio                 357,970      12,914     (48,793)       (1,354)      320,737
   UIF Equity Growth Portfolio - Class I                     436,478       3,825     (69,390)      (39,837)      331,076
   UIF High Yield Portfolio - Class I                        167,070       2,645     (17,320)       13,672       166,067
   VALIC Company I - International Equities Fund             125,218       6,772     (11,871)       (7,529)      112,590
   VALIC Company I - Mid Cap Index Fund                      625,471      17,799     (51,497)      (83,141)      508,632
   VALIC Company I - Money Market I Fund                   1,708,677      53,310    (302,026)       88,360     1,548,321
   VALIC Company I - Nasdaq-100 Index Fund                   156,379      17,438     (11,953)       23,493       185,357
   VALIC Company I - Science & Technology Fund               105,846      13,126     (14,166)       46,259       151,065
   VALIC Company I - Small Cap Index Fund                     29,779         772      (3,801)       20,362        47,112
   VALIC Company I - Stock Index Fund                      1,285,990      75,763    (168,566)      (60,823)    1,132,364
   Van Kampen LIT Growth and Income Portfolio - Class I            0         301     (11,088)      187,753       176,966
   Van Kampen LIT Strategic Stock Portfolio - Calss I        168,076      12,440      (3,204)     (177,312)            0
Select Reserve Divisions:
   Evergreen Offit VA Emerging Markets Bond Fund -
    Class 1                                                        0           0           0       744,277       744,277
   Evergreen Offit VA U.S. Government Securities Fund -
    Class 1                                                        0           0           0        81,156        81,156
   Evergreen VA High Income Fund - Class 1                         0           0           0     1,372,894     1,372,894
   Evergreen VA Strategic Income Fund - Class 1                    0           0           0         1,233         1,233
   LEVCO Equity Value Fund                                    41,904           0     (19,657)        9,781        32,028
   Navellier Growth Portfolio                                502,963           0     (34,078)      (26,499)      442,386
   OFFIT VIF Emerging Market Bond Fund                     1,007,675           0    (166,946)     (840,729)            0
   OFFIT VIF High Yield Fund                               4,209,865       3,852  (2,740,622)   (1,473,095)            0
   OFFIT VIF Total Return Fund                                 1,419           0        (169)       (1,250)            0
   OFFIT VIF U.S. Government Securities Fund               1,970,857      16,720  (1,995,514)        7,937             0
   Royce Small-Cap Portfolio                                  70,668      14,659           0       (17,033)       68,294
   VALIC Company I - International Equities Fund              23,271           0      (8,145)            0        15,126
   VALIC Company I - Mid Cap Index Fund                       26,641           0     (11,169)            0        15,472

                                        D
                                       64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                            of the       Units      Units       between      the End of
   Divisions                                                 Year     Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
Select Reserve Divisions - continued:
   VALIC Company I - Money Market I Fund                     219,247       6,278     (91,630)      (53,967)       79,928
   VALIC Company I - Stock Index Fund                         46,316       4,366      (5,810)          605        45,477
VAriety Plus Divisions:
   Fidelity VIP Asset Manager Portfolio - Initial Class       86,760         247     (37,137)            0        49,870
   Fidelity VIP Index 500 Portfolio - Initial Class           66,224         429     (36,902)            0        29,751
   Fidelity VIP Overseas Portfolio - Initial Class            51,178         439      (4,060)       (3,761)       43,796
   Neuberger Berman AMT Balanced Portfolio                     4,403         222          (7)            0         4,618
   Neuberger Berman AMT Partners Portfolio                    24,788         313      (2,716)       (3,829)       18,556
   VALIC Company I - International Equities Fund              35,538           0         (73)          510        35,975
   VALIC Company I - Social Awareness Fund                       841           0           0             0           841
   VALIC Company I - Stock Index Fund                        105,192         139     (10,465)            0        94,866
   Van Kampen LIT Asset Allocation Porfolio - Class I        281,340         164     (29,448)     (252,056)            0
   Van Kampen LIT Domestic Income Portfolio - Class I         89,465           0        (773)      (88,692)            0
   Van Kampen LIT Enterprise Portfolio - Class I             166,517          64    (118,355)      244,224       292,450
   Van Kampen LIT Government Portfolio - Class I              69,816           0     (25,219)       86,383       130,980
   Van Kampen LIT Money Market Portfolio - Class I           112,139           0    (124,662)       12,523             0
WM Advantage Divisions:
   WM VT Balanced Portfolio                               35,563,948      58,195 (11,271,538)   (1,086,954)   24,263,651
   WM VT Conservative Balanced Portfolio                     403,206       9,543    (261,604)      196,255       347,400
   WM VT Conservative Growth Portfolio                    37,740,782       4,632  (9,862,128)   (2,694,377)   25,188,909
   WM VT Equity Income Fund                                  596,076       5,241    (122,425)      404,622       883,514
   WM VT Flexible Income Portfolio                         2,901,986           0  (1,060,157)        4,326     1,846,155
   WM VT Growth & Income Fund                             13,347,951      25,677  (3,381,143)   (1,039,338)    8,953,147
   WM VT Growth Fund                                      16,429,370      24,140  (3,949,757)   (1,476,318)   11,027,435
   WM VT Income Fund                                      13,164,294      15,666  (3,614,168)     (261,643)    9,304,149
   WM VT International Growth Fund                         8,560,013      11,595  (2,065,066)     (666,369)    5,840,173
   WM VT Mid Cap Stock Fund                                  859,189         541    (256,123)      150,458       754,065
   WM VT Money Market Fund                                 6,426,487      27,561  (4,842,727)    3,409,059     5,020,380
   WM VT Short Term Income Fund                            7,912,164       7,111  (1,996,082)     (184,823)    5,738,370
   WM VT Small Cap Stock Fund                              8,839,423      20,928  (2,132,048)     (835,977)    5,892,326
   WM VT Strategic Growth Portfolio                        2,014,342      20,992    (233,017)      (72,804)    1,729,513
   WM VT U.S. Government Securities Fund                  11,455,520      43,122  (3,808,011)      411,444     8,102,075
   WM VT West Coast Equity Fund                              867,963       3,115    (367,815)      334,545       837,808
   WM VT Balanced Portfolio                               40,969,356     187,921  (5,027,267)   (1,223,165)   34,906,845
   WM VT Conservative Balanced Portfolio                   2,351,794         629    (336,806)      245,930     2,261,547
   WM VT Conservative Growth Portfolio                    33,856,564     108,162  (4,206,688)   (3,594,438)   26,163,600
   WM VT Equity Income Fund                                3,246,151       9,466    (573,688)      406,918     3,088,847

                                        D
                                       65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Accumulation Period:

                                                          Units, at
                                                             the                                 Units
                                                          Beginning                           Transferred    Units, at
                                                            of the      Units       Units       between      the End of
   Divisions                                                 Year     Purchased   Withdrawn      Funds        the Year
   ---------------------------------------------------------------------------------------------------------------------
WM Advantage Divisions - continued:
   WM VT Flexible Income Portfolio                         8,182,975      34,820  (1,128,283)    2,719,422     9,808,934
   WM VT Growth & Income Fund                              9,551,973      16,549  (1,410,431)     (857,980)    7,300,111
   WM VT Growth Fund                                       8,330,605      23,844  (1,067,284)   (1,370,082)    5,917,083
   WM VT Income Fund                                       1,824,298         610    (309,692)      706,729     2,221,945
   WM VT International Growth Fund                           781,328         140     (98,719)      (39,608)      643,141
   WM VT Mid Cap Stock Fund                                  823,143       3,125     (91,910)      180,785       915,143
WM Strategic Asset Manager Divsions:
   WM VT Money Market Fund                                 3,412,876      (1,322) (1,446,824)    2,015,960     3,980,690
   WM VT Short Term Income Fund                              520,841      25,082    (149,699)      420,717       816,941
   WM VT Small Cap Stock Fund                              1,240,993       1,105    (155,794)      (83,677)    1,002,627
   WM VT Strategic Growth Portfolio                       11,050,599      28,367  (1,201,037)   (1,231,616)    8,646,313
   WM VT U.S. Government Securities Fund                   3,747,398      53,661    (701,643)    2,955,239     6,054,655
   WM VT West Coast Equity Fund                            3,331,295       8,288    (460,048)     (167,195)    2,712,340
Other Contracts Divisons:
Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
   Van Kampen Comstock Fund                                  277,558           0      (3,116)       22,837       297,279
   Van Kampen Corporate Bond Fund                             68,717           0           0        11,907        80,624
   Van Kampen High - Income Corporate Bond Fund            1,452,385         419    (111,021)      (12,868)    1,328,915
   Van Kampen Reserve Fund                                   354,500           0     (15,844)     (227,998)      110,658
   Van Kampen LIT- Class I Domestic Income Portfolio         494,067           0     (28,724)     (465,343)            0
    (Deferred Load)
   Van Kampen LIT- Class I Domestic Income Portfolio         105,723           0        (308)     (105,415)            0
    (Non-Qualified)
   Van Kampen LIT- Class I Enterprise Portfolio            1,171,640       3,045     (95,125)       (4,761)    1,074,799
    (Deferred Load)
   Van Kampen LIT- Class I Enterprise Portfolio              152,991           0     (44,670)      (17,882)       90,439
    (Non-Qualified)
   Van Kampen LIT- Class I Government Portfolio                    0           0     (26,594)      465,207       438,613
    (Deferred Load)
   Van Kampen LIT- Class I Government Portfolio                    0           0     (10,233)      102,319        92,086
    (Non-Qualified)
   Van Kampen LIT- Class I Money Market Portfolio            521,052       8,178     (23,718)       14,371       519,883
    (Deferred Load)
   Van Kampen LIT- Class I Money Market Portfolio            306,491           0      (2,783)       25,721       329,429
    (Non-Qualified)

                                        D
                                       66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003

Contracts in Annuity Period:

                                                           Units, at
                                                              the
                                                           Beginning      Units,        Units,      Units, at
                                                            of the     Transferred     Annuity      the End of
   Divisions                                                 Year       to Annuity     Benefits      the Year
   ------------------------------------------------------------------------------------------------------------
Generations Divisions:
   Van Kampen LIT Emerging Growth Portfolio - Class I          59,091             0        (2,948)       56,143
   Van Kampen LIT Enterprise Portfolio - Class I                  397             0          (137)          260
   UIF Emerging Markets Equity Portfolio - Class I              1,792             0          (618)        1,174
   UIF Global Value Equity Portfolio - Class I                  1,223             0          (422)          801
   UIF International Magnum Portfolio - Class I                 1,354             0          (467)          887
   UIF U.S. Mid Cap Value Portfolio - Class I                   1,116             0          (385)          731
   UIF Value Portfolio - Class I                                1,314             0          (453)          861
WM Advantage Divisions:
   WM VT Balanced Portfolio                                   276,965             0       (43,767)      233,198
   WM VT Growth Fund                                              858             0          (122)          736
   WM VT Income Fund                                            2,930             0          (476)        2,454
   WM VT International Growth Fund                              2,119             0          (331)        1,788
   WM VT Money Market Fund                                          5             0             0             5
   WM VT Short Term Income Fund                                 5,314             0             0         5,314
   WM VT Small Cap Stock Fund                                   1,538             0          (243)        1,295
   WM VT U.S. Government Securities Fund                        3,081             0          (487)        2,594
Other Contracts Divisons:
   Van Kampen Comstock Fund                                     2,183             0          (304)        1,879
   Van Kampen High - Income Corporate Bond Fund                17,466         1,468        (6,562)       12,372
   Van Kampen Reserve Fund                                      5,637             0          (752)        4,885
   Van Kampen LIT Enterprise Portfolio - Class I                9,505        13,251        (7,729)       15,027
    (Deferred Load)
   Van Kampen LIT Enterprise Portfolio - Class I                2,928             0        (1,033)        1,895
    (Non-Qualified)
   Van Kampen LIT Government Portfolio - Class I               11,378         1,697        (1,323)       11,752
    (Deferred Load)
   Van Kampen LIT Government Portfolio - Class I                9,384             0             0         9,384
    (Non-Qualified)
   Van Kampen LIT Money Market Portfolio - Class I             11,860             0        (2,218)        9,642
    (Non-Qualified)
   Van Kampen LIT Money Market Portfolio - Class I             33,003             0        (5,681)       27,322
    (Deferred Load)

                                        D
                                       67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002

Contracts in Annuity Period:

                                                           Units, at
                                                              the
                                                           Beginning      Units,        Units,      Units, at
                                                            of the     Transferred     Annuity      the End of
   Divisions                                                 Year       to Annuity     Benefits      the Year
   ------------------------------------------------------------------------------------------------------------
Generations Divisions:
   Van Kampen LIT Emerging Growth Portfolio - Class I          62,143             0        (3,052)       59,091
   Van Kampen LIT Enterprise Portfolio - Class I                  539             0          (142)          397
   UIF Emerging Markets Equity Portfolio - Class I              2,432             0          (640)        1,792
   UIF Global Value Equity Portfolio - Class I                  1,659             0          (436)        1,223
   UIF International Magnum Portfolio - Class I                 1,838             0          (484)        1,354
   UIF U.S. Mid Cap Value Portfolio - Class I                   1,514             0          (398)        1,116
   UIF Value Portfolio - Class I                                1,783             0          (469)        1,314
WM Advantage Divisions:
   WM VT Balanced Portfolio                                   322,264             0       (45,299)      276,965
   WM VT Growth Fund                                            2,326             0        (1,468)          858
   WM VT Growth & Income Fund                                   1,790             0        (1,790)            0
   WM VT Income Fund                                            3,555             0          (625)        2,930
   WM VT International Growth Fund                              3,592             0        (1,473)        2,119
   WM VT Money Market Fund                                          5             0             0             5
   WM VT Short Term Income Fund                                 5,510             0          (196)        5,314
   WM VT Small Cap Stock Fund                                   2,344             0          (806)        1,538
   WM VT U.S. Government Securities Fund                        3,673             0          (592)        3,081
Other Contracts Divisons:
   Van Kampen Comstock Fund                                     2,201           296          (314)        2,183
   Van Kampen High - Income Corporate Bond Fund                25,956         2,363       (10,853)       17,466
   Van Kampen Reserve Fund                                      6,412             0          (775)        5,637
   Van Kampen LIT Domestic Income Portfolio - Class I          13,744             0       (13,744)            0
    (Deferred Load)
   Van Kampen LIT Domestic Income Portfolio - Class I           9,384             0        (9,384)            0
    (Non-Qualified)
   Van Kampen LIT Enterprise Portfolio - Class I               10,383         1,161        (2,039)        9,505
    (Deferred Load)
   Van Kampen LIT Enterprise Portfolio - Class I                4,365             0        (1,437)        2,928
    (Non-Qualified)
   Van Kampen LIT Government Portfolio - Class I                    0        12,189          (811)       11,378
    (Deferred Load)
   Van Kampen LIT Government Portfolio - Class I                    0         9,384             0         9,384
    (Non-Qualified)
   Van Kampen LIT Money Market Portfolio - Class I             12,143         2,001        (2,284)       11,860
    (Non-Qualified)
   Van Kampen LIT Money Market Portfolio - Class I             36,631         2,386        (6,014)       33,003
    (Deferred Load)

                                        D
                                       68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Generations Divisions:

   Van Kampen LIT Domestic Income Portfolio - Class I
                                                              2002           0  $    11.12  $          0    14.00%    1.40%   -1.61%
                                                              2001     468,951       11.30     5,300,051     6.88%    1.40%    8.44%
   Van Kampen LIT Emerging Growth Portfolio - Class I
                                                              2003   1,814,522       10.87    19,715,980     0.00%    1.40%   25.58%
                                                              2002   2,135,547        8.65    18,478,077     0.36%    1.40%  -33.43%
                                                              2001   2,702,703       13.00    35,126,796     0.10%    1.40%  -32.45%
   Van Kampen LIT Enterprise Portfolio - Class I
                                                              2003   1,046,594       15.07    15,772,209     0.50%    1.40%   24.13%
                                                              2002   1,201,646       12.14    14,588,571     0.49%    1.40%  -30.31%
                                                              2001   1,460,168       17.42    25,438,627     0.19%    1.40%  -21.53%
   Van Kampen LIT Government Portfolio - Class I
                                                              2003     721,109       12.16     8,769,945     4.96%    1.40%    0.33%
                                                              2002     929,910       12.12    11,272,066     2.94%    1.40%    8.09%
                                                              2001     543,214       11.21     6,091,798     6.34%    1.40%    5.43%
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003   5,543,855        9.01    49,926,471     0.94%    1.40%   26.25%
                                                              2002   6,176,881        7.13    44,060,833     0.99%    1.40%  -15.69%
                                                              2001   5,717,703        8.46    48,378,015     0.06%    1.40%   -7.13%
   Van Kampen LIT Money Market Portfolio - Class I
                                                              2003     384,096        9.05     3,476,975     0.56%    1.40%   -0.83%
                                                              2002     624,707        9.13     5,702,254     1.15%    1.40%   -0.19%
                                                              2001     723,757        9.14     6,618,749     3.70%    1.40%    2.23%
   Van Kampen LIT Strategic Stock Portfolio - Class I
                                                              2002           0        6.31             0     4.71%    1.40%    2.96%
                                                              2001   1,672,410        6.13    10,256,733     2.00%    1.40%   -0.33%
   UIF Core Plus Fixed Income Portfolio - Class I
                                                              2003     536,338        7.20     3,860,994     0.86%    1.40%    3.18%
                                                              2002     573,835        6.98     4,003,470     4.03%    1.40%    5.83%
                                                              2001     606,066        6.59     3,995,227     4.25%    1.40%    7.79%
   UIF Emerging Markets Equity Portfolio - Class I
                                                              2003     385,258        4.86     1,871,082     0.00%    1.40%   47.59%
                                                              2002     466,043        3.29     1,533,568     0.00%    1.40%  -10.17%
                                                              2001     619,792        3.66     2,270,330     0.00%    1.40%   -7.80%
   UIF Equity Growth Portfolio - Class I
                                                              2003   1,463,185        6.44     9,430,151     0.00%    1.40%   23.19%
                                                              2002   1,638,270        5.23     8,570,817     0.15%    1.40%  -28.87%
                                                              2001   2,049,514        7.35    15,074,023     0.00%    1.40%  -16.30%

                                        D
                                       69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Generations Divisions continued:

   UIF Global Value Equity Portfolio - Class I
                                                              2003     893,325  $     7.12  $  6,364,535     0.00%    1.40%   27.17%
                                                              2002   1,020,579        5.60     5,717,568     1.13%    1.40%  -18.02%
                                                              2001   1,186,007        6.83     8,105,084     1.00%    1.40%   -8.34%
   UIF High Yield Portfolio - Class I
                                                              2003     904,682        5.73     5,181,607     0.00%    1.40%   23.96%
                                                              2002   1,065,187        4.62     4,921,558     8.26%    1.40%   -8.56%
                                                              2001   1,335,821        5.05     6,749,740    10.36%    1.40%   -5.81%
   UIF International Magnum Portfolio - Class I
                                                              2003     793,981        5.00     3,967,517     0.12%    1.40%   25.65%
                                                              2002     917,642        3.98     3,649,437     0.86%    1.40%  -17.97%
                                                              2001   1,202,731        4.85     5,831,171     0.45%    1.40%  -20.42%
   UIF U.S. Mid Cap Value Portfolio - Class I
                                                              2003   1,472,472        9.21    13,561,919     0.00%    1.40%   39.54%
                                                              2002   1,691,178        6.60    11,162,303     0.00%    1.40%  -29.02%
                                                              2001   2,133,995        9.30    19,845,003     0.00%    1.40%   -4.50%
   UIF U.S. Real Estate Portfolio - Class I
                                                              2003     299,069       13.46     4,024,076     0.00%    1.40%   35.60%
                                                              2002     351,469        9.92     3,487,506     3.20%    1.40%   -2.17%
                                                              2001     399,001       10.14     4,046,828     3.68%    1.40%    8.31%
   UIF Value Portfolio - Class I
                                                              2003   1,678,272        6.84    11,474,771     0.00%    1.40%   32.22%
                                                              2002   1,882,791        5.17     9,736,288     0.91%    1.40%  -23.24%
                                                              2001   2,053,023        6.74    13,830,731     0.94%    1.40%    0.84%
Platinum Investor Divisions:

   AIM V.I. International Growth Fund - Series I shares
                                                              2003     293,433        8.58     2,516,223     0.51%    1.35%   27.33%
                                                              2002     328,473        6.73     2,212,078     0.56%    1.35%  -16.81%
                                                              2001     368,195        8.09     2,980,485     0.31%    1.35%  -24.57%
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003   1,229,852        7.16     8,811,182     0.29%    1.35%   23.40%
                                                              2002   1,386,067        5.81     8,047,041     0.31%    1.35%  -31.20%
                                                              2001   1,573,033        8.44    13,273,146     0.12%    1.35%  -13.74%

                                        D
                                       70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:

   American Century VP Value Fund
                                                              2003     201,505  $    13.15  $  2,649,270     0.99%    1.35%   27.23%
                                                              2002     204,071       10.33     2,108,769     5.94%    1.35%  -13.79%
                                                              2001     103,696       11.99     1,242,987     0.02%    1.35%    8.50%
   Ayco Growth Fund
                                                              2003           0        8.21             0     0.70%    1.35%   25.57%
                                                              2002      28,270        6.54       184,788     0.41%    1.35%  -30.25%
                                                              2001      15,280        9.37       143,203     0.63%    1.35%  -11.02%
   Credit Suisse Small Cap Growth Portfolio
                                                              2003      94,929        7.29       692,297     0.00%    1.35%   46.56%
                                                              2002      49,797        4.98       247,791     0.00%    1.35%  -35.04%
                                                              2001      27,601        7.66       211,425     0.00%    1.35%  -14.96%
   Dreyfus IP MidCap Stock Portfolio - Initial shares
                                                              2003     106,504       10.50     1,118,114     0.29%    1.35%   29.96%
                                                              2002      88,491        8.08       714,853     0.36%    1.35%  -13.67%
                                                              2001      51,194        9.36       479,031     0.32%    1.35%    0.15%
   Dreyfus Socially Responsible Growth Fund - Initial shares
                                                              2003     508,110        6.92     3,515,708     0.11%    1.35%   24.32%
                                                              2002     578,553        5.57     3,220,133     0.19%    1.35%  -29.90%
                                                              2001     733,121        7.94     5,820,870     0.06%    1.35%   23.62%
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
                                                              2003     418,740       11.91     4,988,809     0.03%    1.35%   29.93%
                                                              2002     483,579        9.17     4,434,291     0.05%    1.35%  -20.21%
                                                              2001     499,985       11.49     5,745,943     0.45%    1.35%    7.38%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003     603,452       12.98     7,835,773     5.97%    1.35%    3.54%
                                                              2002     693,468       12.54     8,697,179     5.27%    1.35%    6.32%
                                                              2001     611,881       11.80     7,217,770     6.32%    1.35%    5.25%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003     115,115        9.57     1,101,182     3.34%    1.35%   16.09%
                                                              2002     115,113        8.24       948,569     2.98%    1.35%  -10.25%
                                                              2001      49,828        9.18       457,488     0.00%    1.35%   -2.64%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003     341,168        9.33     3,183,882     0.27%    1.35%   26.48%
                                                              2002     284,940        7.38     2,102,450     0.65%    1.35%  -10.82%
                                                              2001     167,876        8.27     1,388,925     0.06%    1.35%  -13.65%

                                        D
                                       71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:

   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003     413,510  $     9.90  $  4,095,177     1.53%    1.35%   28.29%
                                                              2002     414,955        7.72     3,203,371     1.77%    1.35%  -18.26%
                                                              2001     312,488        9.44     2,951,386     0.36%    1.35%   -6.50%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003     459,734        6.51     2,993,689     0.11%    1.35%   30.77%
                                                              2002     438,677        4.98     2,184,500     0.17%    1.35%  -31.23%
                                                              2001     526,862        7.24     3,815,207     0.00%    1.35%  -18.98%
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003     184,604        9.22     1,702,799     1.57%    1.35%   30.44%
                                                              2002     162,294        7.07     1,147,655     1.77%    1.35%  -19.66%
                                                              2001     199,320        8.80     1,754,283     2.60%    1.35%  -17.13%
   Franklin Templeton - Templeton Global Asset Allocation
    Fund - Class 2
                                                              2003     167,452       11.43     1,914,777     2.44%    1.35%   30.19%
                                                              2002     187,841        8.78     1,649,880     1.82%    1.35%   -5.67%
                                                              2001     221,591        9.31     2,063,320     1.45%    1.35%  -11.16%
   Goldman Sachs Capital Growth Fund
                                                              2003      21,804        8.39       182,963     0.00%    1.35%    2.19%
   Janus Aspen Series International Growth Portfolio -
    Service Shares
                                                              2003      48,214        6.57       316,869     0.89%    1.35%   32.73%
                                                              2002      49,182        4.95       243,522     0.65%    1.35%  -26.75%
                                                              2001      45,033        6.76       304,428     0.92%    1.35%  -24.20%
   Janus Aspen Series Mid Cap Growth Portfolio -
    Service Shares
                                                              2003     203,381        4.36       886,100     0.00%    1.35%   32.96%
                                                              2002     210,251        3.28       688,959     0.00%    1.35%  -29.08%
                                                              2001     176,558        4.62       815,825     0.00%    1.35%  -40.41%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003     130,758        6.14       803,247     0.79%    1.35%   22.02%
                                                              2002     167,585        5.03       843,678     0.62%    1.35%  -26.70%
                                                              2001     142,778        6.87       980,680     0.34%    1.35%  -23.66%
   JPMorgan Small Company Portfolio
                                                              2003      32,902        8.87       291,844     0.00%    1.35%   34.16%
                                                              2002      29,400        6.61       194,385     0.20%    1.35%  -22.70%
                                                              2001      11,731        8.55       100,345     0.01%    1.35%   -1.58%

                                        D
                                       72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:

   MFS VIT Capital Opportunities Series
                                                              2003     302,481  $     5.87  $  1,774,368     0.23%    1.35%   25.68%
                                                              2002     312,417        4.67     1,458,179     0.05%    1.35%  -30.63%
                                                              2001     251,398        6.73     1,691,569     0.00%    1.35%  -24.52%
   MFS VIT Emerging Growth Series
                                                              2003     826,345        7.29     6,025,670     0.00%    1.35%   28.48%
                                                              2002     909,438        5.68     5,161,449     0.00%    1.35%  -34.65%
                                                              2001   1,119,193        8.68     9,719,891     0.00%    1.35%  -34.39%
   MFS VIT New Discovery Series
                                                              2003     105,756        7.78       822,829     0.00%    1.35%   31.93%
                                                              2002     118,547        5.90       699,140     0.00%    1.35%  -32.55%
                                                              2001      87,585        8.74       765,804     0.00%    1.35%   -6.31%
   MFS VIT Research Series
                                                              2003     147,768        6.40       945,198     0.67%    1.35%   23.03%
                                                              2002     178,521        5.20       928,118     0.30%    1.35%  -25.55%
                                                              2001     144,384        6.98     1,008,257     0.00%    1.35%  -22.31%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003     137,543        5.43       747,393     0.00%    1.35%   26.36%
                                                              2002      91,627        4.30       394,043     0.00%    1.35%  -30.29%
                                                              2001      53,804        6.17       331,919     0.00%    1.35%  -19.72%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003     350,636       13.84     4,854,532     4.24%    1.35%    7.39%
                                                              2002     403,475       12.89     5,201,442     4.79%    1.35%   16.22%
                                                              2001     234,329       11.09     2,599,237     7.11%    1.35%    7.34%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003     126,039       10.81     1,362,987     1.85%    1.35%    0.68%
                                                              2002     176,689       10.74     1,897,788     3.24%    1.35%    1.64%
                                                              2001      59,542       10.57       629,240     3.25%    1.35%    5.03%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003     384,860       12.27     4,723,910     3.31%    1.35%    3.64%
                                                              2002     414,050       11.84     4,903,884     5.75%    1.35%    7.62%
                                                              2001     251,944       11.00     2,772,551     3.31%    1.35%    6.93%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003     293,049        9.36     2,742,198     1.71%    1.35%   25.67%
                                                              2002     297,100        7.45     2,212,145     2.31%    1.35%  -20.07%
                                                              2001     203,404        9.32     1,894,898     0.94%    1.35%   -6.78%

                                        D
                                       73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:

   Putnam VT International Growth and Income Fund - Class IB
                                                              2003      57,272  $     9.40  $    538,099     1.36%    1.35%   36.00%
                                                              2002      57,026        6.91       393,960     0.54%    1.35%  -14.92%
                                                              2001      34,054        8.12       276,529     3.04%    1.35%  -19.45%
   SAFECO RST Equity Portfolio
                                                              2003     332,009        7.04     2,338,987     0.92%    1.35%   23.11%
                                                              2002     372,491        5.72     2,131,647     0.99%    1.35%  -26.90%
                                                              2001     426,021        7.83     3,335,254     0.75%    1.35%  -10.62%
   SAFECO RST Growth Opportunities Portfolio
                                                              2003     299,532       10.94     3,277,101     0.00%    1.35%   41.03%
                                                              2002     320,737        7.76     2,488,241     0.00%    1.35%  -38.51%
                                                              2001     357,970       12.62     4,516,189     0.00%    1.35%   17.53%
   UIF Equity Growth Portfolio - Class I
                                                              2003     292,925        8.33     2,439,986     0.00%    1.35%   23.25%
                                                              2002     331,076        6.76     2,237,480     0.14%    1.35%  -28.83%
                                                              2001     436,478        9.50     4,144,941     0.00%    1.35%  -16.26%
   UIF High Yield Portfolio - Class I
                                                              2003     158,738        9.75     1,547,581     0.00%    1.35%   24.02%
                                                              2002     166,067        7.86     1,305,411     9.30%    1.35%   -8.51%
                                                              2001     167,070        8.59     1,435,511    11.64%    1.35%   -5.76%
   VALIC Company I - International Equities Fund
                                                              2003      99,838        7.74       772,461     1.34%    1.35%   27.90%
                                                              2002     112,590        6.05       681,105     0.32%    1.35%  -19.88%
                                                              2001     125,218        7.55       945,460     2.19%    1.35%  -23.03%
   VALIC Company I - Mid Cap Index Fund
                                                              2003     458,811       13.85     6,353,666     0.63%    1.35%   33.31%
                                                              2002     508,632       10.39     5,283,575     0.66%    1.35%  -16.04%
                                                              2001     625,471       12.37     7,738,795     0.81%    1.35%   -2.28%
   VALIC Company I - Money Market I Fund
                                                              2003     376,870       10.81     4,072,734     0.74%    1.35%   -0.75%
                                                              2002   1,548,321       10.89    16,858,737     1.18%    1.35%   -0.11%
                                                              2001   1,708,677       10.90    18,625,166     4.24%    1.35%    2.29%
   VALIC Company I - Nasdaq-100 Index Fund
                                                              2003     226,388        4.35       985,902     0.00%    1.35%   47.28%
                                                              2002     185,357        2.96       548,088     0.00%    1.35%  -39.09%
                                                              2001     156,379        4.85       759,099     0.11%    1.35%  -33.39%

                                        D
                                       74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Divisions - continued:

   VALIC Company I - Science & Technology Fund
                                                              2003     139,670  $     3.87  $    540,958     0.00%    1.35%   49.44%
                                                              2002     151,065        2.59       391,511     0.00%    1.35%  -41.01%
                                                              2001     105,846        4.39       465,042     0.00%    1.35%  -41.98%
   VALIC Company I - Small Cap Index Fund
                                                              2003      68,778       11.10       763,468     0.47%    1.35%   44.50%
                                                              2002      47,112        7.68       361,908     1.07%    1.35%  -21.88%
                                                              2001      29,778        9.83       292,833     1.08%    1.35%    0.45%
   VALIC Company I - Stock Index Fund
                                                              2003   1,027,146        8.19     8,417,062     1.34%    1.35%   26.48%
                                                              2002   1,132,364        6.48     7,336,334     1.15%    1.35%  -23.48%
                                                              2001   1,285,990        8.47    10,887,484     0.95%    1.35%  -13.39%
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003     195,894       10.41     2,038,840     0.86%    1.35%   26.31%
                                                              2002     176,966        8.24     1,458,145     2.76%    1.35%  -12.66%
   Van Kampen LIT Strategic Stock Portfolio - Class I
                                                              2001     168,076        9.43     1,585,615     1.62%    1.35%   -0.28%
Select Reserve Divisions:

   Evergreen Offit VA Emerging Markets Bond Fund - Class 1
                                                              2003           0        7.32             0     1.72%    0.40%   11.92%
                                                              2002     744,277        6.54     4,869,798     8.55%    0.40%   -4.22%
   Evergreen Offit VA U.S. Government Securities Fund -
    Class 1
                                                              2003           0        6.55             0     0.00%    0.40%   -0.22%
                                                              2002      81,156        6.57       533,057     0.70%    0.40%    9.52%
   Evergreen VA High Income Fund - Class 1
                                                              2003     810,256        6.42     5,201,999     8.99%    0.40%   17.79%
                                                              2002   1,372,894        5.45     7,482,818     8.17%    0.40%   -0.72%
   Evergreen VA Strategic Income Fund - Class 1
                                                              2003           0        7.19             0     0.76%    0.40%   16.29%
                                                              2002       1,233        6.18         7,625    15.50%    0.40%    9.04%
   LEVCO Equity Value Fund
                                                              2003       5,900        5.89        34,752     1.43%    0.40%   28.06%
                                                              2002      32,028        4.60       147,331     0.12%    0.40%  -28.51%
                                                              2001      41,904        6.43       269,612     0.84%    0.40%   -5.68%

                                        D
                                       75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year    Units     Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Select Reserve Divisions - continued:

   Navellier Growth Portfolio
                                                              2003     370,869  $     6.87  $  2,548,182     0.00%    0.40%   39.87%
                                                              2002     442,386        4.91     2,173,132     0.19%    0.40%  -19.19%
                                                              2001     502,963        6.08     3,057,401     0.00%    0.40%  -28.37%
   OFFIT VIF Emerging Markets Bond Fund
                                                              2002          --        6.33            --    14.60%    0.40%   -7.34%
                                                              2001   1,007,675        6.83     6,883,549    10.56%    0.40%    2.75%
   OFFIT VIF High Yield Fund
                                                              2002          --        5.33            --     9.10%    0.40%   -2.91%
                                                              2001   4,209,865        5.49    23,112,094     8.83%    0.40%    7.33%
   OFFIT VIF Total Return Fund
                                                              2002          --        5.99            --    20.20%             5.60%
                                                              2001       1,419        5.67         8,047     1.09%    0.40%    6.67%
   OFFIT VIF U.S. Government Securities Fund
                                                              2002          --        6.49            --     0.76%             8.22%
                                                              2001   1,970,857        6.00    11,819,821     4.00%    0.40%    6.10%
   Royce Small-Cap Portfolio
                                                              2003      68,289        9.98       681,782     6.52%    0.40%   40.54%
                                                              2002      68,294        7.10       485,160     0.00%    0.40%  -14.16%
                                                              2001      70,668        8.28       584,808     0.00%    0.40%   20.49%
   VALIC Company I - International Equities Fund
                                                              2003      11,632        8.24        95,807     1.43%    0.40%   29.12%
                                                              2002      15,126        6.38        96,488     0.59%    0.40%  -19.11%
                                                              2001      23,271        7.89       183,528     3.43%    0.40%  -22.29%
   VALIC Company I - Mid Cap Index Fund
                                                              2003      11,491       11.86       136,263     0.66%    0.40%   34.58%
                                                              2002      15,472        8.81       136,324     0.83%    0.40%  -15.24%
                                                              2001      26,641       10.40       276,940     0.62%    0.40%   -1.34%
   VALIC Company I - Money Market I Fund
                                                              2003     914,065        5.84     5,338,823     0.47%    0.40%    0.20%
                                                              2002      79,928        5.83       465,917     1.15%    0.40%    0.84%
                                                              2001     219,247        5.78     1,267,346     3.62%    0.40%    3.27%
   VALIC Company I - Stock Index Fund
                                                              2003      50,198        8.66       434,945     1.37%    0.40%   27.69%
                                                              2002      45,477        6.79       308,591     1.20%    0.40%  -22.74%
                                                              2001      46,316        8.78       406,803     1.10%    0.40%  -12.55%

                                        D
                                       76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
VAriety Plus Divisions:

   Fidelity VIP Asset Manager Portfolio - Initial Class
                                                              2003      49,354        2.84       140,085     3.51%    1.55%   16.16%
                                                              2002      49,870        2.44       121,853     2.76%    1.55%  -10.13%
                                                              2001      86,760        2.72       235,892     4.57%    1.55%   -5.57%
   Fidelity VIP Index 500 Portfolio - Initial Class
                                                              2003      28,566        2.72        77,640     1.45%    1.55%   26.44%
                                                              2002      29,751        2.15        63,955     0.78%    1.55%  -23.45%
                                                              2001      66,224        2.81       185,958     0.73%    1.55%  -13.46%
   Fidelity VIP Overseas Portfolio - Initial Class
                                                              2003      14,344        2.14        30,693     0.41%    1.55%   41.17%
                                                              2002      43,796        1.52        66,386     0.86%    1.55%  -21.51%
                                                              2001      51,178        1.93        98,831     8.06%    1.55%  -22.39%
   Neuberger Berman AMT Balanced Portfolio
                                                              2003       4,612        2.18        10,037     1.71%    1.55%   14.49%
                                                              2002       4,618        1.90         8,780     2.45%    1.55%  -18.43%
                                                              2001       4,403        2.33        10,261     3.05%    1.55%  -14.70%
   Neuberger Berman AMT Partners Portfolio
                                                              2003       1,148        2.19         2,510     0.00%    1.55%   33.01%
                                                              2002      18,556        1.64        30,513     0.60%    1.55%  -25.31%
                                                              2001      24,788        2.20        54,572     0.53%    1.55%   -4.33%
   VALIC Company I - Stock Index Fund
                                                              2003      55,887        3.95       220,820     1.40%    1.55%   26.23%
                                                              2002      94,866        3.13       296,940     1.09%    1.55%  -23.63%
                                                              2001     105,192        4.10       431,130     0.88%    1.55%  -13.56%
   VALIC Company I - Social Awareness Fund
                                                              2003         840  $     3.08  $      2,584     1.01%    1.55%   26.47%
                                                              2002         841        2.43         2,044     2.59%    1.55%  -24.62%
                                                              2001         841        3.23         2,715     0.97%    1.55%  -12.75%
   VALIC Company I - International Equities Fund
                                                              2003      16,741        1.12        18,760     1.16%    1.55%   27.64%
                                                              2002      35,975        0.88        31,583     0.34%    1.55%  -20.04%
                                                              2001      35,538        1.10        39,018     1.81%    1.55%  -23.18%
   Van Kampen LIT Asset Allocation Portfolio - Class I
                                                              2002           0        2.96             0     7.67%    1.55%   -3.65%
                                                              2001     281,340        3.08       865,226     4.14%    1.55%   -3.12%

                                        D
                                       77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
VAriety Plus Divisions - continued:

   Van Kampen LIT Domestic Income Portfolio - Class I
                                                              2002           0  $     2.17  $          0    14.23%    1.55%   -1.76%
                                                              2001      89,465        2.21       197,613     7.32%    1.55%    8.27%
   Van Kampen LIT Enterprise Portfolio - Class I
                                                              2003     278,975        2.93       818,406     0.49%    1.55%   23.94%
                                                              2002     292,450        2.37       692,193     0.27%    1.55%  -30.42%
                                                              2001     166,517        3.40       566,423     0.23%    1.55%  -21.65%
   Van Kampen LIT Government Portfolio - Class I
                                                              2003     117,232        2.40       280,829     4.62%    1.55%    0.18%
                                                              2002     130,980        2.39       313,197     2.88%    1.55%    7.93%
                                                              2001      69,816        2.22       154,680     6.04%    1.55%    5.27%
   Van Kampen LIT Money Market Portfolio - Class I
                                                              2003      32,161        1.77        56,906     1.05%    1.55%   -0.98%
                                                              2002           0        1.79             0     0.19%    1.55%   -0.34%
                                                              2001     112,139        1.79       201,051     0.12%    1.55%    2.08%
WM Advantage Divisions:

   WM VT Balanced Portfolio
                                                              2003  17,832,679        1.23    22,012,676     2.30%    1.40%   21.04%
                                                              2002  24,540,616        1.02    25,027,110     2.10%    1.40%  -10.05%
                                                              2001  36,886,212        1.13    41,820,702     1.73%    1.40%   -1.27%
   WM VT Conservative Balanced Portfolio
                                                              2003     313,708        1.17       366,513     2.05%    1.40%   15.46%
                                                              2002     347,400        1.01       351,534     0.77%    1.40%   -3.62%
                                                              2001     403,206        1.05       423,342     0.88%    1.40%    0.97%
   WM VT Conservative Growth Portfolio
                                                              2003  21,077,612        1.17    24,735,337     2.06%    1.40%   26.95%
                                                              2002  25,188,909        0.92    23,284,477     3.18%    1.40%  -16.69%
                                                              2001  37,740,782        1.11    41,878,078     3.74%    1.40%   -4.91%
   WM VT Equity Income Fund
                                                              2003     787,816        1.39     1,096,129     2.48%    1.40%   28.29%
                                                              2002     883,514        1.08       958,169     2.11%    1.40%  -13.73%
                                                              2001     596,076        1.26       749,301     0.77%    1.40%    6.41%
   WM VT Flexible Income Portfolio
                                                              2003   1,512,515        1.23     1,854,403     2.56%    1.40%   11.72%
                                                              2002   1,846,155        1.10     2,025,932     0.66%    1.40%    0.72%
                                                              2001   2,901,986        1.09     3,161,830     1.24%    1.40%    3.37%

                                        D
                                       78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
WM Advantage Divisions - continued:

   WM VT Growth & Income Fund
                                                              2003   6,770,216        2.45    16,559,568     1.17%    1.40%   25.04%
                                                              2002   8,953,147        1.96    17,513,520     0.69%    1.40%  -22.25%
                                                              2001  13,349,740        2.52    33,587,921     0.33%    1.40%   -4.86%
   WM VT Growth Fund
                                                              2003   8,578,342        2.70    23,145,774     0.00%    1.40%   27.39%
                                                              2002  11,028,293        2.12    23,358,123     0.00%    1.40%  -31.98%
                                                              2001  16,431,695        3.11    51,162,056     1.77%    1.40%  -30.04%
   WM VT Income Fund
                                                              2003   7,130,102        1.76    12,514,840     5.64%    1.40%    8.25%
                                                              2002   9,307,079        1.62    15,090,247     4.53%    1.40%    8.09%
                                                              2001  13,167,849        1.50    19,752,353     1.78%    1.40%    6.57%
   WM VT International Growth Fund
                                                              2003   4,415,516        1.34     5,933,738     1.24%    1.40%   33.62%
                                                              2002   5,842,292        1.01     5,875,477     1.12%    1.40%  -16.88%
                                                              2001   8,563,606        1.21    10,361,552     0.70%    1.40%  -18.93%
   WM VT Mid Cap Stock Fund
                                                              2003     527,015        1.43       753,763     0.28%    1.40%   25.96%
                                                              2002     754,065        1.14       856,246     1.99%    1.40%  -11.60%
                                                              2001     859,189        1.28     1,103,595     0.05%    1.40%   10.43%
   WM VT Money Market Fund
                                                              2003   2,462,104        1.29     3,178,772     0.60%    1.40%   -0.75%
                                                              2002   5,020,380        1.30     6,531,008     1.22%    1.40%   -0.03%
                                                              2001   6,426,492        1.30     8,362,389     3.76%    1.40%    2.34%
   WM VT Short Term Income Fund
                                                              2003   4,359,683        1.45     6,335,046     6.01%    1.40%    4.05%
                                                              2002   5,743,684        1.40     8,021,009     3.96%    1.40%    4.79%
                                                              2001   7,917,675        1.33    10,551,949     1.57%    1.40%    6.64%
   WM VT Small Cap Stock Fund
                                                              2003   4,549,487        1.93     8,779,831     0.00%    1.40%   69.03%
                                                              2002   5,893,863        1.14     6,729,301     2.58%    1.40%  -47.89%
                                                              2001   8,841,767        2.19    19,370,950     0.00%    1.40%  -13.95%
   WM VT Strategic Growth Portfolio
                                                              2003   1,365,432        1.08     1,472,464     1.19%    1.40%   31.22%
                                                              2002   1,729,513        0.82     1,421,326     3.72%    1.40%  -21.63%
                                                              2001   2,014,342        1.05     2,112,345     2.93%    1.40%   -7.56%

                                        D
                                       79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
WM Advantage Divisions - continued:

   WM VT U.S. Government Securities Fund
                                                              2003   6,382,308        1.58    10,062,712     4.76%    1.40%    0.72%
                                                              2002   8,105,156        1.57    12,688,224     3.76%    1.40%    7.36%
                                                              2001  11,459,193        1.46    16,709,693     1.46%    1.40%    6.29%
   WM VT West Coast Equity Fund
                                                              2003     705,626  $     1.38  $    976,089     0.24%    1.40%   41.36%
                                                              2002     837,808        0.98       819,824     0.66%    1.40%  -23.63%
                                                              2001     867,963        1.28     1,112,160     0.45%    1.40%    5.39%
WM Strategic Asset Manager Divsions:
   WM VT Balanced Portfolio
                                                              2003  31,038,324        8.05   249,875,607     2.33%    1.40%   21.04%
                                                              2002  34,906,845        6.65   232,172,090     2.24%    1.40%  -10.05%
                                                              2001  40,969,356        7.39   302,943,112     1.77%    1.40%   -1.27%
   WM VT Conservative Balanced Portfolio
                                                              2003   2,035,585        6.09    12,402,291     1.94%    1.40%   15.46%
                                                              2002   2,261,547        5.28    11,934,156     0.72%    1.40%   -3.62%
                                                              2001   2,351,794        5.48    12,876,874     0.90%    1.40%    0.97%
   WM VT Conservative Growth Portfolio
                                                              2003  21,673,180        8.18   177,210,651     2.05%    1.40%   26.95%
                                                              2002  26,163,600        6.44   168,509,569     3.23%    1.40%  -16.69%
                                                              2001  33,856,564        7.73   261,752,914     4.04%    1.40%   -4.91%
   WM VT Equity Income Fund
                                                              2003   2,828,241        7.02    19,855,115     2.77%    1.40%   28.29%
                                                              2002   3,088,847        5.47    16,902,297     2.36%    1.40%  -13.73%
                                                              2001   3,246,150        6.34    20,589,426     0.86%    1.40%    6.41%
   WM VT Flexible Income Portfolio
                                                              2003   7,868,316        7.29    57,382,845     2.61%    1.40%   11.72%
                                                              2002   9,808,934        6.53    64,028,857     0.62%    1.40%    0.72%
                                                              2001   8,182,975        6.48    53,033,732     1.10%    1.40%    3.37%
   WM VT Growth & Income Fund
                                                              2003   5,917,061        5.73    33,897,273     1.18%    1.40%   25.04%
                                                              2002   7,300,111        4.58    33,445,533     0.73%    1.40%  -22.25%
                                                              2001   9,551,973        5.89    56,287,828     0.34%    1.40%   -4.86%
   WM VT Growth Fund
                                                              2003   4,884,654        5.90    28,820,484     0.00%    1.40%   27.39%
                                                              2002   5,917,083        4.63    27,405,408     0.00%    1.40%  -31.98%
                                                              2001   8,330,605        6.81    56,720,576     1.91%    1.40%  -30.04%

                                        D
                                       80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
WM Strategic Asset Manager Divisions - continued:

   WM VT Income Fund
                                                              2003   2,087,184        6.72    14,031,340     6.39%    1.40%    8.25%
                                                              2002   2,221,945        6.21    13,798,287     4.37%    1.40%    8.09%
                                                              2001   1,824,298        5.75    10,481,116     1.52%    1.40%    6.57%
   WM VT International Growth Fund
                                                              2003     560,816        4.81     2,696,670     1.23%    1.40%   33.63%
                                                              2002     643,141        3.60     2,314,327     1.16%    1.40%  -16.88%
                                                              2001     781,328        4.33     3,382,662     0.79%    1.40%  -18.93%
   WM VT Mid Cap Stock Fund
                                                              2003     803,239  $     7.15  $  5,744,132     0.30%    1.40%   25.96%
                                                              2002     915,143        5.68     5,195,716     2.30%    1.40%  -11.60%
                                                              2001     823,143        6.42     5,286,444     0.06%    1.40%   10.43%
   WM VT Money Market Fund
                                                              2003   2,191,061        5.75    12,597,839     0.65%    1.40%   -0.75%
                                                              2002   3,980,690        5.79    23,061,582     1.29%    1.40%   -0.03%
                                                              2001   3,412,876        5.79    19,777,243     3.25%    1.40%    2.34%
   WM VT Short Term Income Fund
                                                              2003     683,337        6.45     4,407,258     6.81%    1.40%    4.05%
                                                              2002     816,941        6.20     5,063,752     3.60%    1.40%    4.79%
                                                              2001     520,841        5.92     3,080,949     1.37%    1.40%    6.64%
   WM VT Small Cap Stock Fund
                                                              2003     927,137        5.93     5,498,813     0.00%    1.40%   69.03%
                                                              2002   1,002,627        3.51     3,518,132     2.71%    1.40%  -47.89%
                                                              2001   1,240,993        6.73     8,355,704     0.00%    1.40%  -13.95%
   WM VT Strategic Growth Portfolio
                                                              2003   7,264,859  $     8.70  $ 63,180,826     1.39%    1.40%   31.22%
                                                              2002   8,646,313        6.63    57,304,096     3.89%    1.40%  -21.63%
                                                              2001  11,050,599        8.46    93,454,818     3.33%    1.40%   -7.56%
   WM VT U.S. Government Securities Fund
                                                              2003   3,935,172        6.34    24,953,821     5.32%    1.40%    0.72%
                                                              2002   6,054,655        6.30    38,121,168     2.85%    1.40%    7.36%
                                                              2001   3,747,398        5.86    21,977,545     1.09%    1.40%    6.29%
   WM VT West Coast Equity Fund
                                                              2003   2,486,638        8.95    22,246,537     0.26%    1.40%   41.36%
                                                              2002   2,712,340        6.33    17,165,462     0.61%    1.40%  -23.63%
                                                              2001   3,331,295        8.29    27,606,576     0.52%    1.40%    5.39%

                                        D
                                       81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Other Contracts Divisons:

   Van Kampen Comstock Fund
                                                              2003     253,064  $    25.39  $  6,424,931     1.29%    1.25%   30.00%
                                                              2002     299,462       19.53     5,848,410     1.76%    1.25%  -20.19%
                                                              2001     279,759       24.47     6,845,874     1.34%    1.25%   -2.53%
   Van Kampen Corporate Bond Fund
                                                              2003      45,928        6.48       297,700     6.20%    1.25%    8.99%
                                                              2002      80,624        5.95       479,467     5.64%    1.25%    2.62%
                                                              2001      68,717        5.80       398,236     6.37%    1.25%    8.63%
   Van Kampen High - Income Corporate Bond Fund
                                                              2003   1,296,007        5.13     6,652,625     8.13%    1.25%   23.32%
                                                              2002   1,346,381        4.16     5,604,446    11.20%    1.25%  -10.15%
                                                              2001   1,478,341        4.63     6,849,168    12.43%    1.25%   -3.40%
   Van Kampen Reserve Fund
                                                              2003     296,975        4.16     1,235,600     0.32%    1.25%   -0.23%
                                                              2002     116,295        4.17       484,992     0.79%    1.25%    0.24%
                                                              2001     360,911        4.16     1,501,510     3.33%    1.25%    2.64%
   Van Kampen Domestic Income Portfolio (Non-Qualified)
                                                              2002           0        4.40             0    17.62%    1.25%   -0.97%
                                                              2001     115,107        4.44       510,885     7.55%    1.25%    9.15%
   Van Kampen Domestic Income Portfolio
   (Deferred, Qualified)
                                                              2002           0        4.12             0    17.62%    1.25%   -1.46%
                                                              2001       9,285        4.18        38,774     7.55%    1.25%    8.60%
   Van Kampen Domestic Income Portfolio - Class I
   (Deferred, Non - Qualified)
                                                              2002           0        3.90             0    17.62%    1.25%   -1.46%
                                                              2001     498,526        3.95     1,971,073     7.55%    1.25%    8.60%
   Van Kampen Enterprise Portfolio (Non-Qualified)
                                                              2003     107,178        6.41       687,199     0.49%    1.25%   24.94%
                                                              2002      93,367        5.13       479,152     0.48%    1.25%  -29.86%
                                                              2001     157,356        7.32     1,151,303     0.19%    1.25%  -21.02%
   Van Kampen Enterprise Portfolio (Deferred, Qualified)
                                                              2003       1,236        5.75         7,107     0.49%    1.25%   24.32%
                                                              2002       1,236        4.62         5,717     0.48%    1.25%  -30.21%
                                                              2001       1,375        6.63         9,109     0.19%    1.25%  -21.42%

                                        D
                                       82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2003, 2002 and 2001, are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio   Return
   Divisions                                                  Year     Units    Unit Value   Net Assets     (a)      (b)      (c)
   --------------------------------------------------------------------------------------------------------------------------------
Other Contracts Divisons - continued:

   Van Kampen Enterprise Portfolio (Deferred, Non-Qualified)
                                                              2003   1,002,058        5.78     5,796,677     0.49%    1.25%   24.32%
                                                              2002   1,083,068        4.65     5,039,795     0.48%    1.25%  -30.21%
                                                              2001   1,180,647        6.67     7,871,893     0.19%    1.25%  -21.42%
   Van Kampen Government Portfolio (Non-Qualified)
                                                              2003     108,711        4.76       517,881     4.26%    1.25%    0.99%
                                                              2002     101,470        4.72       478,671     0.00%    1.25%    0.00%
   Van Kampen Government Portfolio (Deferred, Qualified)
                                                              2003       9,266        4.44        41,122     4.26%    1.25%    0.48%
                                                              2002       8,331        4.42        36,796     0.00%    1.25%    0.00%
   Van Kampen Government Portfolio (Deferred, Non-Qualified)
                                                              2003     383,252        4.20     1,610,266     4.26%    1.25%    0.48%
                                                              2002     441,660        4.18     1,846,784     0.00%    1.25%    0.00%
   Van Kampen LIT Money Market Portfolio - Class I
   (Non-Qualified)
                                                              2003     242,989        2.89       701,453     0.58%    1.25%   -0.18%
                                                              2002     341,288        2.89       987,007     1.24%    1.25%    0.46%
                                                              2001     318,635        2.88       917,237     3.48%    1.25%    2.90%
   Van Kampen LIT Money Market Portfolio - Class I
   (Deferred Load, Qualified)
                                                              2003       1,619        2.60         4,209     0.58%    1.25%   -0.68%
                                                              2002       1,702        2.62         4,454     1.24%    1.25%   -0.04%
                                                              2001       1,952        2.62         5,109     3.48%    1.25%    2.39%
   Van Kampen LIT Money Market Portfolio - Class I
   (Deferred Load, Non - Qualified)
                                                              2003     505,273  $     2.60  $  1,313,075     0.58%    1.25%   -0.68%
                                                              2002     551,184        2.62     1,442,165     1.24%    1.25%   -0.04%
                                                              2001     555,731        2.62     1,454,602     3.48%    1.25%    2.39%

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return, including changes in the value of the underlying Division, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values.

                                        D
                                       83

[LOGO OF AIG AMERICAN GENERAL]

Annuities issued by:
American General Life Insurance Company
A member company of American International Group, Inc.
2727-A Allen Parkway, Houston, TX 77019

GENERATIONS(TM) Variable Annuity
Contract Form Numbers 95020 REV896, 95021 REV896

Platinum Investor Variable Annuity
Contract Form Number 98020

Select Reserve Variable Annuity
Contract Form Number 97505

VAriety Plus(R) and other Variable Annuity

WM Advantage Variable Annuity
Contract Form Numbers 93010, 93011

WM Strategic Asset Manager Variable Annuity
Contract Form Numbers 97010, 97011

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company (AGL) are solely its responsibility. American General Life Insurance Company is responsible for its own financial condition and contractual obligations.

AGL does not solicit business in the state of New York. Annuities not available in all states.

GENERATIONS(TM), Platinum Investor, Select Reserve and VAriety Plus are distributed by American General Equity Services Corporation, member NASD and a member company of American International Group, Inc.

WM Advantage and WM Strategic Asset Manager variable annuities are distributed by WM Funds Distributor, Inc.

(C) 2004 American International Group, Inc. All rights reserved.

[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
(1)  ANNUITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT
     AGENCY.
(2) ANNUITIES ARE NOT DEPOSITS OR OBLIGATIONS OF THE BANK WHERE YOU PURCHASED THIS ANNUITY.
(3) THE FINANCIAL INSTITUTION DOES NOT GUARANTEE PERFORMANCE BY INSURER ISSUING THIS ANNUITY.
(4) VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POTENTIAL LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

[LOGO OF PRICEWATERHOUSECOOPERS LLP]
================================================================================

                                                  PricewaterhouseCoopers LLP
                                                  Suite 2900
                                                  1201 Louisiana St.
                                                  Houston TX 77002-5678
                                                  Telephone (713) 356 4000

                         Report of Independent Auditors

To the Board of Directors and Shareholder
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2003 and 2002 and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.

/s/ PRICEWATERHOUSECOOPERS LLP
-------------------------------


Houston, Texas
April 14, 2004

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                                 December 31
                                                                          -------------------------
                                                                              2003          2002
                                                                          -------------------------
                                                                                (In Thousands)

Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost - $43,133,011 - 2003; $39,509,415- 2002)            $45,349,130   $41,075,428
   Fixed maturity securities, trading securities, at fair value
      (amortized cost - $52,000 - 2003)                                        58,953            --
   Equity securities, at fair value (cost - $93,182 - 2003; $106,611
      - 2002)                                                                  98,523        88,597
   Equity securities, trading securities (cost - $7,000 - 2003)                10,000            --
   Mortgage loans on real estate, net of allowance ($7,124 - 2003;
      $10,945 - 2002)                                                       2,953,495     2,799,436
   Policy loans                                                             1,705,891     1,700,487
   Investment real estate                                                      44,543        44,331
   Other long-term investments                                              1,895,974       761,341
   Separate account seed money (cost - $90,670 - 2003; $90,000 - 2002)         91,670        74,000
   Securities lending collateral                                            4,451,135     3,216,000
   Short-term investments                                                     112,440       315,757
   Derivatives assets                                                           9,560        30,732
                                                                          -------------------------
Total investments                                                          56,781,314    50,106,109

Cash                                                                          297,209        93,943
Restricted Cash                                                                88,781            --
Investment in ultimate Parent Company (cost - $8,597 in 2003
   and 2002)                                                                   53,697        46,867
Notes receivable from affiliates                                              537,241       493,677
Indebtedness from affiliates                                                   19,756        21,223
Accrued investment income                                                     651,815       626,681
Accounts receivable                                                         1,023,451       867,788
Deferred policy acquisition costs/cost of insurance purchased               3,250,287     3,129,162
Property and equipment                                                         61,893        96,627
Other assets                                                                  314,685       429,013
Assets held in separate accounts                                           22,930,750    17,317,645
                                                                          -------------------------
Total assets                                                              $86,010,879   $73,228,735
                                                                          =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                                 December 31
                                                                          -------------------------
                                                                              2003          2002
                                                                          -------------------------
                                                                                (In Thousands)

Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                                 $ 7,898,915   $ 6,818,132
   Policyholder contract deposits                                          36,559,454    34,194,958
   Other policy claims and benefits payable                                   273,008       145,388
   Other policyholders' funds                                               2,204,767     1,865,441
   Federal income taxes                                                     1,104,182       815,101
   Indebtedness to affiliates                                                 362,749            --
   Securities lending payable                                               4,451,135     3,216,000
   Other liabilities                                                        1,240,035     1,656,308
   Derivative liabilities                                                      27,165            --
   Liabilities related to separate accounts                                22,930,750    17,317,645
                                                                          -------------------------
Total liabilities                                                          77,052,160    66,028,973

Minority interest                                                              96,741            --

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued,
      and outstanding                                                             850           850
   Common stock, $10 par value, 600,000 shares authorized, issued, and
      outstanding                                                               6,000         6,000
   Additional paid-in capital                                               3,507,238     3,167,462
   Accumulated other comprehensive income                                   1,097,788       736,299
   Retained earnings                                                        4,250,102     3,289,151
                                                                          -------------------------
Total shareholder's equity                                                  8,861,978     7,199,762

                                                                          -------------------------
Total liabilities and shareholder's equity                                $86,010,879   $73,228,735
                                                                          =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                                           2003         2002
                                                        -----------------------
                                                              (In Thousands)

Revenues:
   Premiums and other considerations                    $2,403,951   $2,138,833
   Net investment income                                 3,288,686    3,054,530
   Net realized investment losses                          (56,779)    (295,344)
   Other                                                   175,663      175,528
                                                        -----------------------
Total revenues                                           5,811,521    5,073,547

Benefits and expenses:
   Policyholders' benefits                               1,544,535    1,284,087
   Interest credited                                     2,039,015    2,051,698
   Operating costs and expenses                            939,785      753,033
                                                        -----------------------
Total benefits and expenses                              4,523,335    4,088,818
                                                        -----------------------
Income before income tax expense                         1,288,186      984,729

Income tax expense:
   Current                                                 250,906      107,502
   Deferred                                                 75,649       64,917
                                                        -----------------------
Total income tax expense                                   326,555      172,419
                                                        -----------------------

Net income                                              $  961,631   $  812,310
                                                        =======================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                         Year ended December 31
                                                        -----------------------
                                                           2003         2002
                                                        -----------------------
                                                             (in Thousands)

Preferred stock:
   Balance at beginning and end of year                 $      850   $      850
                                                        -----------------------

Common stock:
   Balance at beginning  and end of year                     6,000        6,000
                                                        -----------------------

Additional paid-in capital:
   Balance at beginning of year                          3,167,462    2,691,492
   Capital contribution from Parent Company                339,776      475,970
                                                        -----------------------
Balance at end of year                                   3,507,238    3,167,462

Accumulated other comprehensive income:
   Balance at beginning of year                            736,299      175,507
   Change in net unrealized investment gains
      during year net of reclassification                  405,943      557,525
   Change in hedging activities during year                (44,454)       3,267
                                                        -----------------------
Balance at end of year                                   1,097,788      736,299

Retained earnings:
   Balance at beginning of year                          3,289,151    2,922,422
   Net income                                              961,631      812,310
   Dividends paid                                             (680)    (445,581)
                                                        -----------------------
Balance at end of year                                   4,250,102    3,289,151
                                                        -----------------------
Total shareholder's equity                              $8,861,978   $7,199,762
                                                        =======================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                            2003         2002
                                                         -----------------------
                                                              (in Thousands)

Net income                                               $  961,631   $  812,310
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: 2003 - $549,834; 2002 -
      $720,641)                                             357,392      468,416
   Hedging activities (pretax: 2003 - $(68,391);
      2002 - $5,025)                                        (44,454)       3,267
   Reclassification adjustment for losses included
      in net income                                          48,551       89,109
                                                         -----------------------
   Other comprehensive income                               361,489      560,792
                                                         -----------------------
Comprehensive income                                     $1,323,120   $1,373,102
                                                         =======================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2003           2002
                                                                 ---------------------------
                                                                       (in Thousands)

Operating activities
Net income                                                       $    961,631   $    812,310
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Change in accounts receivable                                  (155,662)        (3,438)
      Change in future policy benefits and other policy claims      2,255,284      3,148,281
      Amortization of policy acquisition costs and cost of
         insurance purchased                                          311,029        165,269
      Policy acquisition costs deferred                              (583,939)      (466,779)
      Change in other policyholders' funds                            339,326         62,893
      Provision for deferred income tax expense                       267,645        357,510
      Depreciation and amortization, including premiums and
         discounts                                                    170,474        150,310
      Change in indebtedness to (from) affiliates                     320,652         68,133
      Change in amounts payable to brokers                           (614,174)       384,634
      Change in trading securities                                    (68,953)            --
      Change in restricted cash                                       (88,781)            --
      Net loss on sale of investments                                 315,144        422,536
      Other, net                                                      522,312         35,272
                                                                 ---------------------------
Net cash provided by operating activities                           3,951,988      5,136,931

Investing activities
Purchases of :
      Fixed maturity and equity securities                        (34,541,457)   (34,652,736)
      Mortgages                                                      (443,541)      (286,385)
      Other long-term investments                                 (14,902,823)   (17,511,338)
Sales of:
      Fixed maturity and equity securities                         31,495,361     32,155,688
      Mortgages                                                       291,851        236,727
      Other long-term investments                                  13,862,846     15,080,395
Sales and purchases of property, equipment, and
   software, net                                                   (1,056,323)       (23,816)
                                                                 ---------------------------
Net cash used in investing activities                              (5,294,086)    (5,001,465)

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                                                            2003         2002
                                                         ----------------------
                                                             (in Thousands)
Financing activities
Net policyholder account deposits/withdrawals             1,206,268     277,303
Dividends paid                                                 (680)   (445,581)
Capital contribution from parent                            339,776      28,000
Other                                                            --      (1,289)
                                                         ----------------------
Net cash provided by (used in) financing activities       1,545,364    (141,567)
                                                         ----------------------
Increase (decrease) in cash                                 203,266      (6,101)
Cash at beginning of year                                    93,943     100,044
                                                         ----------------------
Cash at end of year                                      $  297,209   $  93,943
                                                         ======================

Interest paid amounted to approximately $2,117,000 and $2,315,000 in 2003 and 2002, respectively. Income taxes paid amounted to approximately $240,802 and $127,376 in 2003 and 2002, respectively.

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2003

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Additionally, effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements as of and for the years ended December 31, 2003 and 2002 include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

The Company operates through two divisions: Life Insurance and Retirement Savings. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES") also provides support services to certain affiliated insurance companies. The Retirement Savings Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                     American General Life Insurance Company

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements during 2003.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2003.

                     American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income and capital and surplus of the Company at December 31 is as follows:

                                                            2003         2002
                                                         -----------------------
                                                             (in Thousands)

Statutory net income                                     $  115,031   $  530,214
Statutory capital and surplus                            $4,067,314   $3,007,515

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

2. Accounting Policies (continued)

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2003 and 2002. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income
(loss), within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Unrealized gains and losses are reflected in income currently.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                     American General Life Insurance Company

2.4 Investments (continued)

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Other Long-Term Investments

Other long-term investments consist of equity partnerships and other investments not classified elsewhere herein. The equity partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded to investment income, consistent with the equity method of accounting.

Included in other long-term investments are preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent.

As part of the consolidation of Castle Trust (see Note 2.1), included in other long-term investments is an investment in commercial aircrafts totaling $1,033 million, net of accumulated depreciation of $13.9 million. These aircrafts are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the year ended December 31, 2003 was $13.9 million.

                     American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio.

At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding as the Company has historically closed out all dollar roll agreements at year-end.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                     American General Life Insurance Company

2.4 Investments (continued)

Investment Income

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses). Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

                     American General Life Insurance Company

2.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 9.94 percent.

                     American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

                     American General Life Insurance Company

2.7 Policy and Contract Claims Reserves (continued)

Future policy benefits and policyholder contract deposits liabilities were as follows at December 31:

                                                           2003          2002
                                                       -------------------------
                                                             (In Thousands)
Future policy benefits:
   Ordinary life                                         4,337,180     4,326,621
   Group life                                               29,797        24,248
   Group annuities                                          93,072        40,369
   Life contingent annuities                             2,799,407     1,666,570
   Terminal funding                                        414,630       539,409
   Accident and health                                     224,829       220,915
                                                       -------------------------
Total                                                  $ 7,898,915   $ 6,818,132
                                                       =========================
Policyholder contract deposits:
   Annuities                                           $30,891,794   $28,881,490
   Corporate-owned life insurance                          439,088       433,587
   Universal life                                        5,228,572     4,879,881
                                                       -------------------------
Total                                                  $36,559,454   $34,194,958
                                                       =========================

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 2 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 5.75 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 17.0 percent, grading to zero over a

                     American General Life Insurance Company
period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 percent and the weighted average rate credited in 2003 was
5.69 percent.

2. Accounting Policies (continued)

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP 03-01"). GMDB-related variable annuity contract holder benefits were $16.6 million, and $14.2 million for the years ended December 31, 2003, and 2002, respectively.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

                     American General Life Insurance Company

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

2. Accounting Policies (continued)

2.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 4 percent of life insurance in force at December 31, 2003.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $67.9 million and $76.1 million in 2003 and 2002, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

The Company joins in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

                     American General Life Insurance Company

2.12 Income Taxes (continued)

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

The Company recognizes all derivatives in the consolidated balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged

                     American General Life Insurance Company
item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

2. Accounting Policies (continued)

2.13 Derivatives (continued)

The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized investment gains (losses).

2.14 Accounting Changes

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The Company has evaluated the impact of the impairment provisions of FAS 142, and determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2003.

                     American General Life Insurance Company

2.14 Accounting Changes (continued)

In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN45 did not have a significant impact on the Company's consolidated results of operations or financial condition.

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                     American General Life Insurance Company

2.14 Accounting Changes (continued)

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). This statement is effective as of January 1, 2004. Under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 will not have a material impact on the Company's separate accounts or separate account seed money.

In addition, SOP 03-01 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting charge upon adoption to approximate $17.4 million after taxes, to be recorded in the first quarter of 2004.

                     American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                           2003         2002
                                                        -----------------------
                                                             (In Thousands)

Investment income:
   Fixed maturities                                     $2,983,484   $2,789,590
   Equity securities                                        13,148        2,199
   Mortgage loans on real estate                           240,745      226,329
   Investment real estate                                    8,229       15,303
   Policy loans                                            105,214      102,479
   Other long-term investments                             (35,388)     (69,064)
   Short-term investments                                   18,431       23,078
                                                        -----------------------
Gross investment income                                  3,333,863    3,089,914
Investment expenses                                         45,177       35,384
                                                        -----------------------
Net investment income                                   $3,288,686   $3,054,530
                                                        =======================

The carrying value of investments that produced no investment income during 2003 was less than 0.5 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2003 and 2002. During 2003 and 2002, investment losses from other long-term investments relates to losses associated with various partnership interests.

                     American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                             2003         2002
                                                          ---------------------
                                                              (In Thousands)

Fixed maturities:
   Gross gains                                            $ 357,694   $ 398,239
   Gross losses                                            (400,061)   (697,068)
                                                          ---------------------
Total fixed maturities                                      (42,367)   (298,829)
Equity securities                                             2,099        (191)
Derivatives                                                    (735)       (104)
Other long-term investments                                  (9,424)     (6,145)
Other                                                        (6,352)      9,925
                                                          ---------------------
Net realized investment losses before tax                   (56,779)   (295,344)
Income tax benefit                                          (19,873)   (103,370)
                                                          ---------------------
Net realized investment losses after tax                  $ (36,906)  $(191,974)
                                                          =====================

During 2003 and 2002, the Company's realized losses included write-downs of $274 million and $316.9 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as December 31, 2003 (In thousands):

                      Less than 12 Months        12 Months or More                Total
                    -----------------------   -----------------------   ------------------------

                       Fair      Unrealized     Fair       Unrealized      Fair       Unrealized
                       Value       Losses       Value        Losses        Value        Losses
                    ----------   ----------   ----------   ----------   -----------   ----------
Fixed maturity
   securities       $6,508,726    $156,500    $3,943,337    $229,241    $10,452,063    $385,741
Equity securities       34,963       8,525            --          --         34,963       8,525
                    ----------    --------    ----------    --------    -----------    --------

   Total            $6,543,689    $162,025    $3,943,337    $229,241    $10,487,026    $391,266
                    ==========    ========    ==========    ========    ===========    ========

The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2003 and 2002 were as follows:

                                                         Gross       Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                           Cost          Gain         Loss         Value
                                        ---------------------------------------------------
                                                          (In Thousands)

December 31, 2003
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $20,145,794   $1,625,822   $ (73,506)   $21,698,110
      Below investment-grade              3,502,062      188,123    (146,796)     3,543,389
   Mortgage-backed securities*           11,821,766      296,385    (102,944)    12,015,207
   U.S. government obligations              285,458       33,931      (1,932)       317,457
   Foreign governments                      336,692       37,805        (255)       374,242
   State and political subdivisions       3,011,190      173,206     (17,916)     3,166,480
   Collateralized bonds                     416,372       22,705     (10,740)       428,337
   Industrial & miscellaneous             2,344,555      115,894     (24,864)     2,435,585
   Public Utilities                       1,241,176      105,118      (5,969)     1,340,325
   Redeemable preferred stocks               27,946        2,871        (819)        29,998
                                        ---------------------------------------------------
Total fixed maturity securities         $43,133,011   $2,601,860   $(385,741)   $45,349,130
                                        ===================================================
Equity securities                       $    93,182   $   13,866   $  (8,525)   $    98,523
                                        ===================================================
Separate account seed money             $    90,670   $    6,000   $  (5,000)   $    91,670
                                        ===================================================
Investment in ultimate Parent Company   $     8,597   $   45,100   $      --    $    53,697
                                        ===================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                         Gross       Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                           Cost          Gain         Loss         Value
                                        ---------------------------------------------------
                                                          (In Thousands)

December 31, 2002
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $19,957,983   $1,536,505   $(590,811)   $20,903,676
      Below investment-grade              5,156,623      240,507    (243,742)     5,153,388
   Mortgage-backed securities*           10,059,372      448,275      (7,323)    10,500,324
   U.S. government obligations              413,196       42,563      (2,019)       453,740
   Foreign governments                      135,850       15,689          --        151,539
   State and political subdivisions       1,266,093       14,453      (2,143)     1,278,403
   Collateralized bonds                     500,831       27,626     (16,758)       511,699
   Industrial & miscellaneous               913,591       56,889     (12,235)       958,245
   Derivatives                            1,099,356       93,014     (31,631)     1,160,739
   Redeemable preferred stocks                6,520            4      (2,849)         3,675
                                        ---------------------------------------------------
Total fixed maturity securities         $39,509,415   $2,475,525   $(909,511)   $41,075,428
                                        ===================================================
Equity securities                       $   106,611   $      156   $ (18,170)   $    88,597
                                        ===================================================
Separate account seed money             $    90,000   $       --   $ (16,000)   $    74,000
                                        ===================================================
Investment in ultimate Parent Company   $     8,597   $   38,270   $      --    $    46,867
                                        ===================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholders' equity at December 31 were as follows:

                                                           2003         2002
                                                        -----------------------
                                                              (In Thousands)

Gross unrealized gains                                  $2,666,826   $2,513,951
Gross unrealized losses                                   (399,266)    (943,681)
DPAC and other fair value adjustments                     (544,476)    (456,081)
Deferred federal income (taxes) benefit                   (609,027)    (406,075)
                                                        -----------------------
Net unrealized gains (losses) on securities             $1,114,057   $  708,114
                                                        =======================

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                                2003                        2002
                                     -----------------------------------------------------
                                      Amortized       Market      Amortized       Market
                                        Cost           Value         Cost          Value
                                     -----------------------------------------------------
                                           (In Thousands)             (In Thousands)

Fixed maturity securities,
   excluding mortgage-backed
   securities:
      Due in one year or less        $   953,126   $   977,818   $   824,080   $   844,953
      Due after one year through
         five years                    4,367,245     4,673,895     5,160,986     5,446,014
      Due after five years through
         ten years                    10,562,527    11,362,160    10,311,814    10,730,521
      Due after ten years             15,428,448    16,320,150    13,153,163    13,553,616
Mortgage-backed securities            11,821,665    12,015,107    10,059,372    10,500,324
                                     -----------------------------------------------------
Total fixed maturity securities      $43,133,011   $45,349,130   $39,509,415   $41,075,428
                                     =====================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.5 billion and $30.5 billion, during 2003 and 2002, respectively.

At December 31, 2003, $51.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2003 and 2002:

                                        Outstanding   Percent of      Percent
                                          Amount         Total     Nonperforming
                                        ----------------------------------------
                                        (In Millions)

December 31, 2003
Geographic distribution:
   South Atlantic                          $  711         24.1%         0.0%
   Pacific                                    506         17.1          0.0
   Mid-Atlantic                               506         17.1          0.0
   East North Central                         459         15.5          0.0
   Mountain                                    70          2.4          0.0
   West South Central                         197          6.7          0.0
   East South Central                         251          8.5          0.0
   West North Central                         121          4.1          0.8
   New England                                139          4.7          0.0
Allowance for losses                           (7)        (0.2)         0.0
                                        ------------------------
Total                                      $2,953        100.0%         0.0%
                                        ========================

Property type:
   Office                                  $1,261         42.7%         0.0%
   Retail                                     844         28.5          0.1
   Industrial                                 386         13.1          0.0
   Apartments                                 312         10.6          0.0
   Hotel/motel                                 55          1.9          0.0
   Other                                      102          3.4          0.0
Allowance for losses                           (7)        (0.2)         0.0
                                        ------------------------
Total                                      $2,953        100.0%         0.0%
                                        ========================

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                        Outstanding   Percent of      Percent
                                          Amount         Total     Nonperforming
                                       -----------------------------------------
                                        (In Millions)

December 31, 2002
Geographic distribution:
   South Atlantic                          $  662         23.7%         0.4%
   Pacific                                    451         16.1          0.0
   Mid-Atlantic                               470         16.8          0.0
   East North Central                         448         16.0          1.6
   Mountain                                   112          4.0          1.8
   West South Central                         222          7.9          0.0
   East South Central                         237          8.5          0.0
   West North Central                         110          3.9          2.7
   New England                                 98          3.5          0.0
Allowance for losses                          (11)        (0.4)         0.0
                                        ------------------------
Total                                      $2,799        100.0%         0.4%
                                        ========================

Property type:
   Office                                  $1,171         41.9%         0.3%
   Retail                                     836         29.9          1.3
   Industrial                                 334         11.8          0.0
   Apartments                                 268          9.6          0.0
   Hotel/motel                                103          3.7          0.0
   Other                                       98          3.5          0.0
Allowance for losses                          (11)        (0.4)         0.0
                                        ------------------------
Total                                      $2,799        100.0%         0.4%
                                        ========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                           2003         2002
                                                        -----------------------
                                                             (In Thousands)

Balance at January 1                                    $2,777,562   $2,752,571
   Capitalization                                          578,665      460,253
   Accretion of interest/amortization                     (326,641)    (196,028)
   Effect of unrealized losses (gains) on securities      (108,572)    (280,942)
   Effect of realized losses (gains) on securities          (9,247)      41,708
                                                        ----------   ----------
Balance at December 31                                  $2,911,767   $2,777,562
                                                        ==========   ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period and reduced by $56 million due to improved persistency offset by a $56 million increase to reflect lower earnings for equity markets.

A roll-forward of cost of insurance purchased (CIP) for the years ended December 31, were as follows:

                                                               2003       2002
                                                            -------------------
                                                               (In Thousands)

Balance at January 1                                        $351,600   $312,609
   Deferral of renewal commissions                             5,274      6,391
   Accretion of interest/amortization                         15,612     (2,300)
   Effect of unrealized (gains) losses on securities         (33,966)    33,700
   Effect of realized (gains) losses on securities                --      1,200
                                                            -------------------
Balance at December 31                                      $338,520   $351,600
                                                            ===================

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $21.2 million, $20.4 million, $20.3 million, $20.4 million, and $19.1 million, respectively.

                     American General Life Insurance Company

5.Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                               2003       2002
                                                             -------------------
                                                               (In Thousands)

Goodwill                                                     $ 38,973   $ 38,973
Computer software, net                                        121,866    106,715
Account receivable from brokers, net                           84,794    152,304
Prepaid expenses                                               36,869     34,794
Other                                                          32,183     96,227
                                                             -------------------
Total other assets                                           $314,685   $429,013
                                                             ===================

FAS 142 requires that the Company reclassify any separable intangible assets and, for intangible assets with definitive useful lives, to amortize their cost over their useful lives. Upon adoption of FAS 142 at January 1, 2002, the Company reclassified $8.7 million of separable intangible assets out of goodwill and has recorded amortization totaling $0.7 million during 2003 and 2002.

6. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $169.6 million has been paid as of December 31, 2003. The remaining balance is included in Other Liabilities.

                     American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                              December 31
                                                            2003        2002
                                                         ---------------------
                                                             (In Thousands)

Current tax liabilities (receivables)                    $  (19,844)  $(41,280)
Deferred tax liabilities (assets)                         1,124,026    856,381
                                                         ---------------------
   Income tax payable                                    $1,104,182   $815,101
                                                         =====================

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                           2003         2002
                                                        -----------------------
                                                             (In Thousands)

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                    $  997,483   $  854,728
   Basis differential of investments                        72,232      137,339
   Net unrealized gains on debt and equity
      securities available for sale                        597,954      399,873
   Capitalized EDP                                          30,702       33,735
   Prepaid expenses                                         12,679       11,788
   Other                                                    58,044       37,393
                                                        -----------------------
Total deferred tax liabilities                           1,769,094    1,474,856

Deferred tax assets applicable to:
   Policy reserves                                        (639,638)    (578,052)
   Other                                                    (5,430)     (40,423)
                                                        -----------------------
Total deferred tax assets                                 (645,068)    (618,475)
                                                        -----------------------
Net deferred tax liabilities                            $1,124,026   $  856,381
                                                        =======================

                     American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities (continued)

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2003, the Company had approximately $382 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $134 million.

7.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                             2003        2002
                                                           --------------------
                                                              (In Thousands)

Income tax at statutory percentage of GAAP
   pretax income                                           $450,865   $ 344,654
Non-conventional fuel source credits                        (93,655)   (101,917)
DRD                                                         (18,632)    (21,641)
State taxes                                                   9,114       7,659
Low income housing & other tax credits                       (6,718)     (6,607)
Other current taxes related to IRS settlements               (6,700)    (46,237)
Prior year corrections                                       (3,225)     (1,956)
NQO/ISO adjustments                                          (2,215)     (3,872)
Other                                                        (2,279)      2,336
                                                           --------------------
Income tax expense                                         $326,555   $ 172,419
                                                           ====================

                     American General Life Insurance Company

8. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                            December 31, 2003        December 31, 2002
                                         -----------------------------------------------
                                         Par Value   Book Value   Par Value   Book Value
                                         -----------------------------------------------
                                                         (In Thousands)

American General Corporation,
   9 3/8%, due 2008                       $  4,725    $  3,795     $  4,725    $  3,677
American General Corporation,
   Promissory notes, 5 1/2% due 2004         2,446       2,446           --          --
AGC Life, Promissory notes, 6 3/4%
   due 2005                                116,000     116,000      116,000     116,000
American General Corporation,
   Promissory notes, 1.939% due 2006       415,000     415,000      374,000     374,000
                                         -----------------------------------------------
Total notes receivable from affiliates     538,171     537,241      494,725     493,677
                                         ===============================================

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $54.4 million and $52.9 million for such services in 2003 and 2002, respectively. Accounts payable for such services at December 31, 2003 and 2002 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $311.4 million and $261.3 million for such services and rent in 2003 and 2002, respectively. Accounts receivable for rent and services at December 31, 2003 and 2002 were not material.

                     American General Life Insurance Company

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38 percent secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2003 by $478 million.

AIG applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85 percent of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

                     American General Life Insurance Company

10. Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

10.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                     American General Life Insurance Company

10.2 Interest Rate and Currency Swap Agreements

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in accumulated other comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                     American General Life Insurance Company

10.2 Interest Rate and Currency Swap Agreements

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                                2003   2002
                                                                          ---------------------
                                                                          (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
      Notional amount                                                           $ 71   $145
      Fair value                                                                   6     15
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                           97     97
      Fair Value                                                                 (16)    12
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                           23     23
      Fair value                                                                  (4)     3
Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
      Notional amount (in U.S. dollars)                                           12     12
      Fair value                                                                  (1)    --
Currency swap agreements (receive U.S. dollars/pay LIBOR and
   Euro-based floating rate):
      Notional amount (in U.S. dollars)                                           21     --
      Fair value                                                                  (5)    --

10.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

                     American General Life Insurance Company

10.3 Swaptions (continued)

During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Conversely, during prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions and subsequent changes in fair value are included in other long-term investments. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions that were outstanding at December 31, 2002 expired in 2003. The Company's swaptions were not material to the Company's consolidated results of operations or financial condition in 2003 or 2002.

Swaptions at December 31 were as follows:

                                                               2003    2002
                                                          ---------------------
                                                          (Dollars in Millions)

Put swaptions:
   Notional amount                                              --    $3,360
   Fair value                                                   --        --

                     American General Life Insurance Company

10.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

11. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                     American General Life Insurance Company

                                                  2003                 2002
                                           ---------------------------------------
                                             Fair    Carrying     Fair    Carrying
                                            Value     Amount     Value     Amount
                                           ---------------------------------------
                                                        (In Millions)
Assets
Fixed maturity and equity securities       $45,517    $45,517   $41,164    $41,164
Mortgage loans on real estate                3,246      2,954     3,203      2,799
Policy loans                                 1,749      1,706     1,794      1,700
Short-term investments                         112        112       316        316
Derivative assets                               10         10        31         31
Other long-term investments                  1,896      1,896       761        761
Separate account seed money                     92         92        74         74
Investment in ultimate Parent Company           54         54        47         47
Notes receivable from affiliates               537        537       494        494
Securities lending collateral                4,451      4,451     3,216      3,216
Assets held in separate accounts            22,931     22,931    17,318     17,318

Liabilities
Investment contracts                        29,176     31,760    28,562     30,235
Dividend accumulations                         901        901       892        892
Derivative liabilities                          27         27        --         --
Securities lending payable                   4,451      4,451     3,216      3,216
Liabilities related to separate accounts    22,931     22,931    17,318     17,318

The following methods and assumptions were used to estimate the fair value of financial instruments:

     Fixed Maturity and Equity Securities

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     Mortgage Loans on Real Estate

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

                     American General Life Insurance Company

     Policy Loans

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     Investment in ultimate Parent Company

     The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

     Assets and Liabilities Related to Separate Accounts

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

     Derivative Financial Instruments

     Fair values for derivative assets and liabilities were based upon quoted market prices.

     Investment Contracts

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

     Notes Receivable from Affiliates

     The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

                     American General Life Insurance Company

     Other Long-Term Investments

     Fair value of other long term investments is based upon the fair value of the net assets of these investments as determined by the general partners.

     Separate Account Seed Money

     Fair value is considered to be the market value of the underlying securities.

12. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation, former parent of the company, acquired by AIG on August 29, 2001, announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $218.1 million ($141.8 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, 100 percent of the liabilities of the Company related to the proposed resolution. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation.

                     American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $106.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2003.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2003 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

                     American General Life Insurance Company

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term loans. Effective October 31, 2003, the original commitment was amended to extend the commitment termination date to October 31, 2004. The Company received annual facility fees of 0.045 percent on its commitment. There were no borrowings outstanding under the facility as of December 31, 2003.

On June 23, 2003, VALIC, a subsidiary of the Company, extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels, LLC ("Highstar"), an indirect wholly owned subsidiary of AIG. The Credit Extension is evidenced by a note dated June 23, 2003 (the "Note"). The Credit Extension is comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank that is not affiliated with the Company (the "Bank"). The Loan matures and the Commitment expires on June 30, 2004 (the "Maturity Date"). Interest on the Note, which accrues on the outstanding principal amount of the Note at a rate of 12 percent per annum, is due on the Maturity Date. A commitment fee of $0.5 million is also due on the Maturity Date. The Company recognized interest income on the Note of $2.4 million for the year ended December 31, 2003.

Pursuant to the terms of the Guaranty, VALIC has a maximum liability of $12.5 million plus cost of enforcement and collection, if any (the "Guaranteed Amount"). VALIC guarantees the obligations of another company (the "LOC Applicant") to the Bank, which obligations are set forth in a reimbursement agreement related to a standby letter of credit (the "Letter of Credit") issued by the Bank. Highstar has a non-controlling partial ownership interest in the LOC Applicant. The beneficiary of the Letter of Credit is partially owned by the LOC Applicant. If the beneficiary of the Letter of Credit draws against the Letter of Credit, VALIC may be required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more than the Guaranteed Amount. Pursuant to the terms of the Note, Highstar must reimburse VALIC for all amounts paid by VALIC under the Guaranty. The carrying amount of the VALIC's obligations under the Guaranty is less than $1.0 million as of December 31, 2003.

                     American General Life Insurance Company

13. Reinsurance

Reinsurance transactions for the years ended December 31, 2003 and 2002 were as follows:

                                                                                             Percentage
                                                    Ceded to       Assumed                    of Amount
                                                      Other      From Other                    Assumed
                                   Gross Amount     Companies     Companies    Net Amount      to Net
                                   --------------------------------------------------------------------
                                                              (In Thousands)

December 31, 2003
Life insurance in force            $314,862,729   $211,992,953   $2,628,269   $105,498,045       2.49%
                                   =======================================================
Premiums:
   Life insurance and annuities       1,758,005        305,828        6,641      1,458,818       0.46%
   Accident and health insurance         24,827         (6,252)      (7,296)        23,783     -30.68%
                                   -------------------------------------------------------
Total premiums                     $  1,782,832   $    299,576   $     (655)  $  1,482,601      -0.04%
                                   =======================================================
December 31, 2002
Life insurance in force            $278,188,433   $170,693,613   $2,407,609   $109,902,429       2.19%
                                   =======================================================
Premiums:
   Life insurance and annuities       1,760,974        397,686       21,125      1,384,413       1.53%
   Accident and health insurance         25,713            983         (583)        24,147      -2.41%
                                   -------------------------------------------------------
Total premiums                     $  1,786,687   $    398,669   $   20,542   $  1,408,560       1.46%
                                   =======================================================

Reinsurance recoverable on paid losses was approximately $47.5 million, and $24.1 million, at December 31, 2003 and 2002, respectively. Reinsurance recoverable on unpaid losses was approximately $150.2 million, and $48.5 million at December 31, 2003 and 2002, respectively.

14. Shareholders' Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by it's immediate parent, AGC Life.

The Company paid $0 and $445 million in dividends on common stock to the Parent Company in 2003 and 2002, respectively. The Company also paid $680 thousand in dividends on preferred stock to the Parent Company in 2003 and 2002.

                     American General Life Insurance Company

On December 31, 2002, the Parent contributed to the Company a 100 percent interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in other long term investments in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2003, approximately $8.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $3.9 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

15. Division Operations

15.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Savings

The Retirement Savings Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

                     American General Life Insurance Company

15.1 Nature of Operations (continued)

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                                Revenues      Income Before Taxes      Earnings
                            -----------------------------------------------------
                             2003     2002       2003     2002      2003    2002
                            -----------------------------------------------------
                                                         (In Millions)

Retirement Services         $2,301   $2,133     $  878   $  772     $593   $  552
Life Insurance               3,568    3,235        467      508      406      452
                            -----------------------------------------------------
Total divisions              5,869    5,368      1,345    1,280      999    1,004
Realized investment gains
   (losses)                    (57)    (295)       (57)    (295)     (37)    (192)
                            -----------------------------------------------------
Total consolidated          $5,812   $5,073     $1,288   $  985     $962   $  812
                            =====================================================

Division balance sheet information was as follows:

                                               Assets            Liabilities
                                          -------------------------------------
                                                       December 31
                                          -------------------------------------
                                            2003      2002      2003      2002
                                          -------------------------------------
                                                      (In Millions)

Retirement Services                       $58,738   $49,274   $54,213   $45,771
Life Insurance                             27,273    23,955    22,839    20,258
                                          -------------------------------------
Total consolidated                        $86,011   $73,229   $77,052   $66,029
                                          =====================================

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          PART A: None

          PART B:

          (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

                Report of independent auditors
                Statement of Net Assets
                Statement of Operations
                Statement of Changes in Net Assets
                Notes to Audited Financial Statements

          (2) Consolidated Financial Statements of American General Life Insurance Company:

                Report of independent auditors
                Consolidated Balance Sheets
                Consolidated Statements of Income
                Consolidated Statements of Shareholder's Equity
                Consolidated Statements of Comprehensive Income
                Consolidated Statements of Cash Flows
                Notes to Consolidated Financial Statements

          PART C: None

     (b)  Exhibits.

1    (a)  American General Life Insurance Company of Delaware Board of Directors
          resolution authorizing the establishment of Separate Account D. (1)

     (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

     (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2    None

3    (a)  (i)   Distribution Agreement dated March 24, 1993 between American
                General Securities Incorporated and American General Life
                Insurance Company. (4)

          (ii)  (A)  Form of Master Marketing and Distribution Agreement, by and
                     among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (9)

                B)   (1)  Master Marketing and Distribution Agreement by and
                          among American General Life Insurance Company, American General

                          Securities Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (11)

                     (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (13)

                (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (13)

     (b)  (i)   Form of Selling Group Agreement, by and among American General
                Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (9)

          (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (13)

     (c)  (i)   Trust Participation Agreement. (5)

          (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (9)

          (iii) Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (10)

          (iv) Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, WM Variable Trust, and WM Funds Distributor, Inc., dated July 12, 1999. (11)

3    (c)  (v)   First Amendment to Participation Agreement among American
                General Life Insurance Company, American General Securities
                Incorporated, American General Distributors, Inc., WM Variable
                Trust and WM Funds Distributor, Inc., dated November 1, 2000.
                (13)

     (d)  (i)   Agreement respecting certain indemnifications given by Sierra
                Investment Advisors Corporation and Sierra Investment Services
                Corporation to American General Life Insurance Company and
                American General Securities Incorporated. (5)

          (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (11)

          (iii) First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (13)

4    (a)  Specimen form of Combination Fixed and Variable Annuity Contract (Form
          No. 97010). (9)

     (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (9)

     (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (9)

     (d)  Form of Qualified Contract Endorsement. (6)

     (e)  (i)   (A)  Specimen form of Individual Retirement Annuity Disclosure
                     Statement available under Contract Form No. 97010 and
                     Contract Form No. 97011. (Filed herewith)

                (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form
                     No. 97010 and Contract Form No. 97011. (Filed herewith)

          (ii)  Specimen form of Individual Retirement Annuity Endorsement. (4)

          (iii) Specimen form of IRA Instruction Form. (6)

5    (a)  (i)   Specimen form of Application for Contract Form No. 97010 and
                Contract Form No. 97011. (9)

          (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (10)

          (iii) Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (10)

          (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (12)

          (v)   (A)  Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended March 1, 1999. (12)

                (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (14)

                (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (14)

                (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000.
                     (14)

                (E) Specimen form of Application (Form No. L 8908-97 REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (15)

                (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (15)

                (G)  Specimen form of Oregon Application (Form No. 8908-38 REV
                     0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (15)

          (vi)  Specimen form of SNAP Annuity Ticket application. (9)

     (b)  (i)   Election of Annuity Payment Option/Change Form. (5)

          (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

     (c)  (i)   Contract Service Request, including telephone transfer
                authorization for Contract Form No. 97010 and Contract Form No.
                97011. (9)

          (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (10)

          (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (10)

          (iv)  (A)  Contract Service Request, amended March 1, 1999, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (12)

                (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

                (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (14)

                (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (15)

          (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

          (vi)  Form of Transaction Request Form. (6)

6    (a)  Amended and Restated Articles of Incorporation of American General
          Life Insurance Company, effective December 31, 1991. (2)

     (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (8)

7    None

8    (a)  Form of Letter Agreement between Sierra Investment Services
          Corporation and American General Life Insurance Company regarding expenses. (9)

     (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.
          (12)

     (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (14)

     (d) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (16)

9    Opinion and consent of Counsel. (9)

10   Consent of Independent Accountants. (Filed herewith)

11   None

12   None

13   (a)  (i)   (A)  Computations of hypothetical historical standardized
                     average annual total returns for the Global Money Fund
                     Division, available under Contract Form No. 97010 and
                     Contract Form No. 97011 for the one year period ended
                     December 31, 1996. (9)

                (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (10)

          (ii)  (A)  Computations of hypothetical historical non-standardized total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (9)

                (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (10)

          (iii) (A)  Computations of hypothetical historical non-standardized cumulative total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1996, and since inception. (9)

                (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (10)

          (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (9)

          (v)   (A)  Computation of hypothetical historical non-standardized total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No. 97011, since inception. (13)

                (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (13)

                (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception.
                     (13)

14   Not Applicable.

----------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7)  Filed as part of Part A of this Amendment.

(8) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(9) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(10) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998.

(11) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000.

(12) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999.

(13) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-47730) of American General Life Insurance Company Separate Account D filed on April 5, 2001.

(14) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001.

(16) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R Filed on May 3, 2004.

Item 25. Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

Rodney O. Martin, Jr.        Director, Chairman of the Board of Directors,
2929 Allen Parkway           President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director and Chairman - Affluent & Corporate
830 Third Avenue             Markets Profit Center
New York, NY 10022

David L. Herzog              Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar            Director, President-AIG Life Brokerage Profit
750 West Virginia Street     Center and Chief Executive Officer-AIG Life
Milwaukee, WI 53204          Brokerage Profit Center

Royce G. Imhoff, II          Director, President - Affluent & Corporate Markets
2929 Allen Parkway           Profit Center and Chief Executive Officer -
Houston, TX 77019            Affluent & Corporate Markets Profit Center

Donald P. Kanak, Jr.         Director
70 Pine Street
New York, NY 10270

Richard J. Miller            Director and Chief Executive Officer-Agency
2929 Allen Parkway           Building Profit Center
Houston, Texas 77019

Nicholas A. O'Kulich         Director
70 Pine Street
New York, NY 10270

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director and Chief Administrative Officer
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan           Director
70 Pine Street
New York, NY 10270

Christopher J. Swift         Director, Chief Financial Officer and Executive
2929 Allen Parkway           Vice President
Houston, Texas 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

Thomas L. Booker             President - Structured Settlements/SPIA Profit
2727 Allen Parkway           Center
Houston, TX 77019

Lawrence J. O'Brien          President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

James A. Galli               Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta            Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

Erik A. Baden                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Larry A. Compton             Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

William F. Guterding         Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi             Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele              Senior Vice President
205 E. 10/th/ Street
Amarillo, TX 79101

Robert E. Steele             Senior Vice President
205 E. 10/th/ Street
Amarillo, TX 79101

James M. Sweeny              Senior Vice President
3600 Route 66
Neptune, NJ 07754

Alfred M. Thome              Senior Vice President
One Woodfield Lake
Schaumburg, IL 60173

Dan E. Trudan                Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps            Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman          Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

David R. Armstrong           Vice President
3600 Route 66
Neptune, NJ 07754

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Bolding              Vice President
2929 Allen Parkway
Houston, TX 77019

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

Joseph S. Cella              Vice President
70 Pine Street
New York, NY 10270

Phillip L. Chapman           Vice President
3600 Route 66
Neptune, NJ 07754

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs               Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727 Allen Parkway
Houston, TX 77019

Donald L. Davis              Vice President
205 E. 10/th/ Street
Amarillo, TX 79101

Steven A. Dmytrack           Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan           Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

Patrick Froze                Vice President
1200 North Mayfair Road
Suite 300
Wauwatosa, WI 53226

Frederick J. Garland Jr.     Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer         Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger        Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer               Vice President
1 Chase Manhattan Place
New York, NY 10005

Craig H. Harrel              Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington          Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig               Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby               Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson            Vice President
205 E. 10/th/ Street
Amarillo, TX 79101

David S. Jorgensen           Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen C. Kennedy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman             Vice President
1 Chase Manhattan Place
New York, NY 10005

Frank A. Kophamel            Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

James K. Larson              Vice President
1000 E. Woodfield Road
Schaumburg, IL 60173

Charles L. Levy              Vice President
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                  Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                Vice President
70 Pine Street
New York, NY 10270

Jerry J. Livers              Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                Vice President
2727 Allen Parkway
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall             Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller             Vice President
#1 Franklin Square
Springfield, IL 62713

Cheryl E. Morton             Vice President
#1 Franklin Square
Springfield, IL 62713

Michael R. Murphy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols              Vice President
205 E. 10/th/ Street
Amarillo, TX 79101

Deanna D. Osmonson           Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------

Rembert R. Owen, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne                Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen          Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival            Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins                Vice President
175 Water Street
New York, NY 10038

David M. Robinson            Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage               Vice President
2727 Allen Parkway
Houston, TX 77019

Kristen Sather               Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott             Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                 Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President
2929 Allen Parkway
Houston, TX 77019

Joe L. Thompson              Vice President
6363 Forest Park Road
Dallas, TX 75235

Gregory R. Thornton          Vice President
#1 Franklin Square
Springfield, IL 62713

Paul Turner                  Vice President
675 Bering Drive, Suite 600
Houston, TX 77057

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

S. Michael Von-Stein         Vice President
1478 County C
St. Germain, WI 54558

Name and Principal      Positions and Offices with Depositor
Business Address        American General Life Insurance Company
---------------------   ---------------------------------------

Curt B. Vondrasek       Vice President
1832 Baybrook Ct.
Naperville, IL 60564

Christian D. Weiss      Vice President
#1 Franklin Square
Springfield, IL 62713

Susan J. Wilhite        Vice President
One Woodfield Lake
Schaumburg, IL 60173

Nancy R. Yasso          Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck       Secretary
70 Pine Street
New York, NY 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                               SUBSIDIARIES OF AIG

                                                                                           % of Voting
                                                                         Jurisdiction of   Securities Owned
                                                                           Incorporation   by its Immediate
                                                                         or Organization   Parent(2)
                                                                         ---------------   ----------------
American International Group, Inc. (Registrant)(1)..............................Delaware ..................  (3)
   AIG Aviation, Inc.............................................................Georgia ...............100%
   AIG Bulgaria Insurance and Reinsurance Company EAD...........................Bulgaria ...............100%
   AIG Capital Corporation......................................................Delaware ...............100%
      AIG Consumer Finance Group, Inc...........................................Delaware ...............100%
         AIG Bank Polska S.A......................................................Poland .............97.23%
         AIG Credit S.A...........................................................Poland ................80%
         Compania Financiera Argentina S.A.....................................Argentina ..............92.7%
      AIG Global Asset Management Holdings Corp.................................Delaware ...............100%
         AIG Capital Partners, Inc..............................................Delaware ...............100%
         AIG Global Investment Corp...........................................New Jersey ...............100%
         John McStay Investment Counsel, L.P.......................................Texas .............82.84%
      International Lease Finance Corporation.................................California .............64.85% (4)
   AIG Claim Services, Inc......................................................Delaware ...............100%
   AIG Credit Corp..............................................................Delaware ...............100%
      A.I. Credit Corp.....................................................New Hampshire ...............100%
      Imperial Premium Finance, Inc...........................................California ...............100%
      Imperial Premium Finance, Inc.............................................Delaware ...............100%
   AIG Equity Sales Corp........................................................New York ...............100%
   AIG Federal Savings Bank.....................................................Delaware ...............100%
   AIG Finance Holdings, Inc....................................................New York ...............100%
      AIG Finance (Hong Kong) Limited..........................................Hong Kong ...............100%
   AIG Financial Advisor Services, Inc..........................................Delaware ...............100%
      AIG Financial Advisor Services (Europe), S.A............................Luxembourg ...............100%
   AIG Financial Products Corp..................................................Delaware ...............100%
      AIG Matched Funding Corp..................................................Delaware ...............100%

                               SUBSIDIARIES OF AIG

                                                                                           % of Voting
                                                                         Jurisdiction of   Securities Owned
                                                                           Incorporation   by its Immediate
                                                                         or Organization   Parent(2)
                                                                         ---------------   ----------------
      BanqueAIG...................................................................France ................90% (5)
   AIG Funding, Inc.............................................................Delaware ...............100%
   AIG Global Real Estate Investment Corp.......................................Delaware ...............100%
   AIG Global Trade & Political Risk Insurance Company........................New Jersey ...............100%
   A.I.G. Golden Insurance Ltd....................................................Israel .............50.01%
   AIG Life Insurance Company...................................................Delaware ................79% (6)
   AIG Life Insurance Company of Canada...........................................Canada ...............100%
   AIG Life Insurance Company of Puerto Rico.................................Puerto Rico ...............100%
   AIG Marketing, Inc...........................................................Delaware ...............100%
   AIG Memsa, Inc...............................................................Delaware ...............100%
      Tata AIG General Insurance Company Limited...................................India ................26%
   AIG Private Bank Ltd......................................................Switzerland ...............100%
   AIG Retirement Services, Inc.................................................Delaware ...............100% (7)
      SunAmerica Life Insurance Company..........................................Arizona ...............100%
         SunAmerica Investments, Inc.............................................Georgia ................70% (8)
            AIG Advisor Group, Inc..............................................Maryland ...............100%
               Advantage Capital Corporation....................................New York ...............100%
               FSC Securities Corporation.......................................Delaware ...............100%
               Sentra Securities Corporation..................................California ...............100%
               Spelman & Co., Inc.............................................California ...............100%
               SunAmerica Securities, Inc.......................................Delaware ...............100%
            AIG SunAmerica Life Assurance Company................................Arizona ...............100% (9)
            Saamsun Holdings Corp...............................................Delaware ...............100%
               SAM Holdings Corporation.......................................California ...............100%
                  AIG SunAmerica Asset Management Corp..........................Delaware ...............100%
                  AIG SunAmerica Capital Services. Inc..........................Delaware ...............100%
               Sun Royal Holdings Corporation.................................California ...............100%
      Royal Alliance Associates, Inc............................................Delaware ...............100%
   First SunAmerica Life Insurance Company......................................New York ...............100%
AIG Risk Management, Inc........................................................New York ...............100%
AIG Technologies, Inc......................................................New Hampshire ...............100%
AIGTI, Inc......................................................................Delaware ...............100%
AIG Trading Group Inc...........................................................Delaware ...............100%
   AIG International, Inc.......................................................Delaware ...............100%
AIU Insurance Company ..........................................................New York ................52% (10)
AIU North America, Inc..........................................................New York ...............100%
American General Corporation.......................................................Texas ...............100%
   American General Bancassurance Services, Inc.................................Illinois ...............100%
   AGC Life Insurance Company...................................................Missouri ...............100%
      AIG Assurance Canada........................................................Canada ...............100% (11)
      AIG Life of Bermuda, Ltd...................................................Bermuda ...............100%
      American General Life and Accident Insurance Company.....................Tennessee ...............100%
      American General Life Insurance Company......................................Texas ...............100%
         American General Annuity Service Corporation..............................Texas ...............100%
         AIG Enterprise Services, LLC...........................................Delaware ...............100%
         American General Equity Services Corporation...........................Delaware ...............100%
         American General Life Companies, LLC...................................Delaware ...............100%
         The Variable Annuity Life Insurance Company...............................Texas ...............100%
            VALIC Retirement Services Company......................................Texas ...............100%

                               SUBSIDIARIES OF AIG

                                                                                           % of Voting
                                                                         Jurisdiction of   Securities Owned
                                                                           Incorporation   by its Immediate
                                                                         or Organization   Parent(2)
                                                                         ---------------   ----------------
            VALIC Trust Company....................................................Texas ...............100%
      American General Property Insurance Company..............................Tennessee .............51.85% (12)
         American General Property Insurance Company of Florida..................Florida ...............100%
      AIG Annuity Insurance Company................................................Texas ...............100%
      The United States Life Insurance Company in the City of New York..........New York ...............100%
   American General Finance, Inc.................................................Indiana ...............100%
      AGF Investment Corp........................................................Indiana ...............100%
      American General Auto Finance, Inc........................................Delaware ...............100%
      American General Finance Corporation.......................................Indiana ...............100%
         Crossroads Mortgage, Inc..............................................Tennessee ...............100%
         ENM, Inc..............................................................Tennessee ...............100%
         MorEquity, Inc...........................................................Nevada ...............100%
            Wilmington Finance, Inc.............................................Delaware ...............100%
         Merit Life Insurance Co.................................................Indiana ...............100%
         Yosemite Insurance Company..............................................Indiana ...............100%
            CommoLoCo, Inc...................................................Puerto Rico ...............100%
         American General Financial Services of Alabama, Inc.....................Alabama ...............100%
         HSA Residential Mortgage Services of Texas, Inc........................Delaware ...............100%
      American General Investment Management Corporation........................Delaware ...............100%
      American General Realty Investment Corporation...............................Texas ...............100%
      American General Assurance Company........................................Illinois ...............100%
            American General Indemnity Company .................................Illinois ...............100%
            USLIFE Credit Life Insurance Company of Arizona......................Arizona ...............100%
         Knickerbocker Corporation.................................................Texas ...............100%
American Home Assurance Company.................................................New York ...............100%
   AIG Hawaii Insurance Company, Inc..............................................Hawaii ...............100%
      American Pacific Insurance Company, Inc.....................................Hawaii ...............100%
   American International Insurance Company.....................................New York ...............100%
      American International Insurance Company of California, Inc.............California ...............100%
      American International Insurance Company of New Jersey..................New Jersey ...............100%
      Minnesota Insurance Company..............................................Minnesota ...............100%
      American International Realty Corp........................................Delaware ..............31.5% (13)
      Pine Street Real Estate Holdings Corp................................New Hampshire .............31.47% (13)
      Transatlantic Holdings, Inc...............................................Delaware .............33.61% (14)
         Transatlantic Reinsurance Company......................................New York ...............100%
            Putnam Reinsurance Company..........................................New York ...............100%
            Trans Re Zurich..................................................Switzerland ...............100%
American International Insurance Company of Delaware............................Delaware ...............100%
American International Life Assurance Company of New York.......................New York .............77.52% (15)
American International Reinsurance Company, Ltd..................................Bermuda ...............100%
   AIG Edison Life Insurance Company...............................................Japan ................90% (16)
   American International Assurance Company, Limited...........................Hong Kong ...............100%
      American International Assurance Company (Australia) Limited.............Australia ...............100%
   American International Assurance Company (Bermuda) Limited....................Bermuda ...............100%
      American International Assurance Co. (Vietnam) Limited.....................Vietnam ...............100%
      Tata AIG Life Insurance Company Limited......................................India ................26%
   Nan Shan Life Insurance Company, Ltd...........................................Taiwan ................95%
American International Underwriters Corporation.................................New York ...............100%
American International Underwriters Overseas, Ltd................................Bermuda ...............100%

                               SUBSIDIARIES OF AIG

                                                                                           % of Voting
                                                                         Jurisdiction of   Securities Owned
                                                                           Incorporation   by its Immediate
                                                                         or Organization   Parent(2)
                                                                         ---------------   ----------------
   AIG Europe (Ireland) Limited..................................................Ireland ...............100%
   AIG Europe (U.K.) Limited.....................................................England ...............100%
   AIG Brasil Companhia de Seguros................................................Brazil ................50%
   Universal Insurance Co., Ltd.................................................Thailand ...............100%
   La Seguridad de Centroamerica, Compania de Seguros S.A......................Guatemala ...............100%
   American International Insurance Company of Puerto Rico...................Puerto Rico ...............100%
   A.I.G. Colombia Seguros Generales S.A........................................Colombia ...............100%
   American International Underwriters GmBH......................................Germany ...............100%
   Underwriters Adjustment Company, Inc...........................................Panama ...............100%
   American Life Insurance Company..............................................Delaware ...............100%
      AIG Life (Bulgaria) Z.D. A.D..............................................Bulgaria ...............100%
      ALICO, S.A..................................................................France ...............100%
      American Life Insurance Company (Kenya) Limited..............................Kenya .............66.67%
      Pharaonic American Life Insurance Company....................................Egypt .............71.63%
   AIG Life Insurance Company (Switzerland) Ltd..............................Switzerland ...............100%
   American Security Life Insurance Company, Ltd............................Lichtenstein ...............100%
   Birmingham Fire Insurance Company of Pennsylvania........................Pennsylvania ...............100%
   China America Insurance Company, Ltd.........................................Delaware ................50%
   Commerce and Industry Insurance Company......................................New York ...............100%
   Commerce and Industry Insurance Company of Canada.............................Ontario ...............100%
   Delaware American Life Insurance Company.....................................Delaware ...............100%
   Hawaii Insurance Consultants, Ltd..............................................Hawaii ...............100%
   HSB Group, Inc...............................................................Delaware ...............100%
      The Hartford Steam Boiler Inspection and Insurance Company.............Connecticut ...............100%
         The Allen Insurance Company, Ltd........................................Bermuda ...............100%
         The Hartford Steam Boiler Inspection and Insurance Company of
          Connecticut........................................................Connecticut ...............100%
         HSB Engineering Insurance Limited.......................................England ...............100%
            The Boiler Inspection and Insurance Company of Canada.................Canada ...............100%
   The Insurance Company of the State of Pennsylvania.......................Pennsylvania ...............100%
   Landmark Insurance Company.................................................California ...............100%
   Mt. Mansfield Company, Inc....................................................Vermont ...............100%
National Union Fire Insurance Company of Pittsburgh, Pa.....................Pennsylvania ...............100%
   American International Specialty Lines Insurance Company.......................Alaska ................70% (17)
   Lexington Insurance Company..................................................Delaware ................70% (17)
      GE Property & Casualty Insurance Company..............................Pennsylvania ...............100%
         GE Casualty Insurance Company......................................Pennsylvania ...............100%
            GE Indemnity Insurance Company..................................Pennsylvania ...............100%
         GE Auto & Home Assurance Company...................................Pennsylvania ...............100%
         Bayside Casualty Insurance Company...................................New Jersey ...............100%
      JI Accident & Fire Insurance Co. Ltd.........................................Japan ................50%
   National Union Fire Insurance Company of Louisiana..........................Louisiana ...............100%
   National Union Fire Insurance Company of Vermont..............................Vermont ...............100%
   21st Century Insurance Group...............................................California .............33.03% (18)
      21st Century Insurance Company..........................................California ...............100%
      21st Century Casualty Company...........................................California ...............100%
      21st Century Insurance Company of Arizona..................................Arizona ...............100%
   Starr Excess Liability Insurance Company, Ltd................................Delaware ...............100%
      Starr Excess Liability Insurance International Ltd.........................Ireland ...............100%
NHIG Holding Corp...............................................................Delaware ...............100%

                               SUBSIDIARIES OF AIG

                                                                                           % of Voting
                                                                         Jurisdiction of   Securities Owned
                                                                           Incorporation   by its Immediate
                                                                         or Organization   Parent(2)
                                                                         ---------------   ----------------
   Audubon Insurance Company...................................................Louisiana ...............100%
      Audubon Indemnity Company..............................................Mississippi ...............100%
      Agency Management Corporation............................................Louisiana ...............100%
         The Gulf Agency, Inc....................................................Alabama ...............100%
   New Hampshire Insurance Company..........................................Pennsylvania ...............100%
      AIG Europe, S.A.............................................................France ...............(19)
      AI Network Corporation....................................................Delaware ...............100%
      American International Pacific Insurance Company..........................Colorado ...............100%
      American International South Insurance Company........................Pennsylvania ...............100%
      Granite State Insurance Company.......................................Pennsylvania ...............100%
      New Hampshire Indemnity Company, Inc..................................Pennsylvania ...............100%
      AIG National Insurance Company, Inc........................................NewYork ...............100%
      Illinois National Insurance Co............................................Illinois ...............100%
      New Hampshire Insurance Services, Inc................................New Hampshire ...............100%
   AIG Star Life Insurance Co., Ltd................................................Japan ...............100%
Pharaonic Insurance Company, S.A.E.................................................Egypt .............89.98%
The Philippine American Life and General Insurance Company...................Philippines .............99.78%
   Pacific Union Assurance Company............................................California ...............100%
   Philam Equitable Life Assurance Company, Inc..............................Philippines .............95.31%
   The Philippine American General Insurance Company, Inc....................Philippines ...............100%
      Philam Insurance Company, Inc..........................................Philippines ...............100%
Risk Specialist Companies, Inc..................................................Delaware ...............100%
United Guaranty Corporation...............................................North Carolina .............36.31% (20)
   United Guaranty Insurance Company......................................North Carolina ...............100%
   United Guaranty Mortgage Insurance Company.............................North Carolina ...............100%
   United Guaranty Mortgage Insurance Company of North Carolina...........North Carolina ...............100%
   United Guaranty Partners Insurance Company....................................Vermont ................80%
   United Guaranty Residential Insurance Company of North Carolina........North Carolina ...............100%
   United Guaranty Residential Insurance Company..........................North Carolina .............75.03% (21)
      United Guaranty Commercial Insurance Company of North Carolina......North Carolina ...............100%
      United Guaranty Mortgage Indemnity Company..........................North Carolina ...............100%
      United Guaranty Credit Insurance Company............................North Carolina ...............100%
   United Guaranty Services, Inc..........................................North Carolina ...............100%

----------

(1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifing shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.

(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life andAccident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of March 31, 2004, there were 14,463 owners of the Contracts, of which 4,606 were qualified Contracts and 9,857 were non-qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of

Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Securities Incorporated ("AGSI") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGSI will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGSI is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGSI. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGSI, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGSI with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGSI for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGSI from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGSI agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGSI.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The directors and principal officers of the principal underwriter are shown below.

-----------------------------------------------------------------------------
Name and Principal Business
Address                       Position With Underwriter
-----------------------------------------------------------------------------
Rodney O. Martin, Jr.         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

J. Andrew Kalbaugh            President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire               Director and Senior Vice-President
2727 Allen Parkway
Houston, TX 77019

Ernest Patrikis               Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.        Vice President
2727-A Allen Parkway
Houston, TX 77019

Kathy L. Keith                Vice President
#1 Franklin Square
Springfield, IL 62713

Lucille S. Martinez           Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deborah Langel                Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Cindy Phillips                Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski        Tax Officer
70 Pine Street
New York, NY 10270
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Steven A. Glover              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming               Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore              Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019
-----------------------------------------------------------------------------

(c)  Not Applicable.

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

None

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts Pursuant Section 26(C)(2)(A) Investment Company Act of 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2004.


                                               AMERICAN GENERAL LIFE INSURANCE
                                               COMPANY SEPARATE ACCOUNT D
                                               (Registrant)


                                          BY:  AMERICAN GENERAL LIFE INSURANCE
                                               COMPANY
                                               (On behalf of the Registrant and
                                               itself)


                                          BY:  /s/ ROBERT F. HERBERT, JR.
                                               ---------------------------------
                                               Robert F. Herbert, Jr.
                                               Senior Vice President, Treasurer
                                                and Controller

[SEAL]

ATTEST:  /s/ LAUREN W. JONES
         -----------------------------
         Lauren W. Jones
         Assistant Secretary

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                               Date
-------------------------   ---------------------------------   ----------------

/s/ RODNEY O. MARTIN, JR.
-------------------------   Director, Chairman, President and   April 30, 2004
Rodney O. Martin, Jr.       Chief Executive Officer


/s/ CHRISTOPHER J. SWIFT
-------------------------   Director and Chief Financial        April 30, 2004
Christopher J. Swift        Officer


/s/ M. BERNARD AIDINOFF
-------------------------   Director                            April 30, 2004
M. Bernard Aidinoff


/s/ DAVID J. DIETZ
-------------------------   Director                            April 30, 2004
David J. Dietz


/s/ DAVID L. HERZOG
-------------------------   Director                            April 30, 2004
David L. Herzog


/s/ RICHARD A. HOLLAR
-------------------------   Director                            April 30, 2004
Richard A. Hollar


/s/ ROYCE G. IMHOFF II
-------------------------   Director                            April 30, 2004
Royce G. Imhoff II


/s/ DONALD P. KANAK, JR.    Director                            April 30, 2004
-------------------------
Donald P. Kanak, Jr.

Signature                   Title                               Date
-------------------------   ---------------------------------   ----------------

/s/ RICHARD J. MILLER
-------------------------   Director                            April 30, 2004
Richard J. Miller


-------------------------   Director                            April __, 2004
Nicholas A. O'Kulich


/s/ ERNEST T. PATRIKIS
-------------------------   Director                            April 30, 2004
Ernest T. Patrikis


/s/ GARY D. REDDICK
-------------------------   Director                            April 30, 2004
Gary D. Reddick


/s/ MARTIN J. SULLIVAN
-------------------------   Director                            April 30, 2004
Martin J. Sullivan

                                  EXHIBIT INDEX
                                  -------------

Item 24. Exhibits

     4.(e)(i)(A)  Specimen form of Individual Retirement Annuity Disclosure
                  Statement available under Contract Form No. 97010 and Contract Form No. 97011.

     4.(e)(i)(B)  Specimen form of Roth Individual Retirement Annuity
                  Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011.

     10.          Consent of Independent Accountants, PricewaterhouseCoopers,
                  LLP.

                                       E-1